UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	December 31, 2007

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Annual Report

DECEMBER 31, 2007

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1

Expense Example	28

Portfolios of Investments:

Money Market	34

Limited Duration	38

Income Plus	51

High Yield	63

Utilities	74

Income Builder	76

Dividend Growth	83

Global Dividend Growth	87

European Equity	93

Equity	98

S&P 500 Index	101

Global Advantage	114

Aggressive Equity	118

Strategist	121

Financial Statements:

Statements of Assets and Liabilities	136

Statements of Operations	139

Statements of Changes in Net Assets	142

Notes to Financial Statements	154

Financial Highlights	174

Report of Independent Registered Public Accounting Firm	184

Trustee and Officer Information (unaudited)	185

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007

Dear Shareholder:

Financial markets encountered a difficult environment in 2007. With many signs pointing to deceleration in the U.S. economy — and a recession looking more possible as the year drew to a close — investors struggled to gauge the length and severity of an economic downturn on the financial markets both at home and abroad. Market volatility increased dramatically for stocks and bonds, particularly in the second half of the year, hastened by the subprime mortgage market collapse and ensuing liquidity crisis. Overall, international equity markets generally performed the best, with the broad domestic equity and fixed — income markets producing moderate gains for the year.

Domestic Equity Overview

The S&P 500® Index returned 5.49 percent for the year ended December 31, 2007. The year began on a rather positive note for investors, fuelled by strong corporate earnings growth, robust merger and acquisition activity, and a generally positive outlook for the U.S. and global economies. The Federal Open Market Committee (the "Fed") had kept its target federal funds rate on hold since August 2006, giving confidence to investors that inflation was under control. However, pockets of turbulence erupted at several points throughout the first half of the year, notably in late February and again in June, as investors responded to volatility in China's stock markets, concerns about a slowing U.S. economy, rising oil prices, and initial signs of distress in the subprime mortgage market.

While price volatility turned out to be short-lived in those occurrences, the underlying pressures continued to build. In the second half of 2007, the subprime market's woes spread across the economy, causing the credit markets to significantly tighten. The Fed acted quickly to attempt to stabilize the financial markets in August, and also delivered a positive surprise to investors in the form of a larger-than-expected federal funds target rate cut in September. However, a host of other troubling signs, including higher oil prices, a weak housing market and declines in consumer spending, dampened investors' economic outlooks going into year end. Moreover, in the third quarter, year-over-year corporate earnings growth turned negative for the first time since 2002, and expectations for the fourth quarter were even lower.

Within the S&P 500 Index, eight of the ten sectors had positive absolute performance during the period, led by energy. Energy companies commanded enormous profits as energy prices continued to rise in 2007. The utilities sector, which was the third best performing sector, also benefited from this environment because of utility companies' ability to capture pricing power from high energy prices. Strong global economic growth and robust demand for materials, particularly in China and India, supported the performance of the materials sector.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The two negative returning sectors in the S&P 500 Index were consumer discretionary and financials. Consumer-related stocks suffered from a waning outlook for consumer spending. The effects of a weakening housing market, high energy prices and tightening credit standards began to materialize, as declining consumer confidence and disappointing retail sales data reported in the second half of 2007 reflected a slowdown in consumer spending. The financial sector faced a crisis of confidence as subprime troubles spilled into the credit market and the broader economy. A tightening in credit standards, mortgage lender bankruptcies, hedge fund implosions and multi-billion dollar losses reported at several large financial institutions contributed to major volatility in the share prices of financials stocks.

Another notable performance trend during the year was the outperformance of large-capitalization stocks and growth-oriented stocks. Investors generally favored growth stocks in their belief that these companies have greater potential to deliver earnings growth in a slower economic environment. This helped growth stocks outpace value stocks during the period. Similarly, large-cap stocks outperformed the other capitalization segments for the year overall. These large companies typically have greater earnings stability, more established positions within their business markets and the ability to tap into international markets for growth — characteristics that better position them to withstand an economic downturn in the United States.

Fixed-Income Overview

Worries surrounding the residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, the markets responded severely beginning in the second quarter of the year. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals. The result was a considerable contraction in credit and liquidity.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system and the broader economy, and demanded additional compensation for owning riskier investments. As a result, a flight to quality ensued and credit spreads widened sharply. The subprime debacle severely impacted many major banks and Wall Street firms, which took significant losses on their subprime mortgage loans and related securities in their portfolios. Some sold stakes to sovereign wealth funds in exchange for cash infusions needed to bolster their balance sheets.

The Fed took steps to ease the liquidity crisis, reducing the target federal funds rate 50 basis points in September, with additional reductions of 25 basis points in both October and December. Seeking to further improve credit market liquidity, the Fed announced in December the creation of a Term Auction

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Facility (TAF) whereby term funds would be auctioned to depository institutions against a wide variety of collateral. These Fed actions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve ended the year steeper. Overall, U.S. Treasury securities outperformed all other areas of the fixed income market.

The mortgage market was hit by the turmoil surrounding residential housing, most notably in the non-agency mortgage area, as investors avoided mortgage-backed securities lacking agency backing. The result was a further reduction in mortgage market liquidity, which in turn reduced the availability of non-conforming mortgage loans to the general public.

Within the investment-grade corporate sector, higher-rated (AAA) issues outpaced the middle investment grade issues. Industrials and utilities handily outpaced financials, which were hit most by the recent liquidity crisis. Overall, short-term issues outperformed intermediate — and long-dated issues for the year.

Various fundamental factors supported the high-yield market throughout the year, including low default rates, moderate economic growth, favorable earnings trends, and relatively low U.S. Treasury yields. At the end of May, spreads were at the tightest levels in over 20 years. However, over the balance of the year spreads widened considerably as the growing probability of recession, concerns of higher default rates in 2008, the liquidity crunch, and the inability to finance many of the leveraged buyouts (LBOs) that occurred early in the year weighted heavily on the market. Overall, intermediate-term and higher-quality issues posted the best returns within the high-yield sector.

International Equity Overview

The past year was difficult for global equity markets. Many financial institutions were hit by significant credit losses from their subprime mortgage exposure, leading to increasingly tight liquidity and accelerating the decline in the U.S. housing market. Outperformance in global equity markets was largely concentrated in stocks connected to strength in commodity markets and China, as investors sought refuge from a deteriorating outlook for the U.S. financial and consumer segments.

From a regional view, performance was mixed. Japan remained the weakest performer among all global markets. While global equity markets recovered after the correction sparked by China in February, volatility continued to increase in the Japanese market as investors awaited the fiscal year 2006 results announcement season beginning in late April. By early July, the market began rising again, but subsequently declined sharply in late July due to growing concerns over credit risks triggered by U.S. subprime mortgage problems. With the sudden resignation of Prime Minister Shinzo Abe in September, political uncertainty further roiled the markets until a higher-than-expected interest rate cut by the Fed, a

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

high approval rating for the new Fukuda administration and robust Asian stock markets helped Japan's market recover. In late October, the market fell again in reaction to a rising yen and a correction in the U.S. market triggered by concerns over the U.S. economic outlook. Finally, the market rebounded toward year end, as fears of a credit crunch and pressure on the U.S. dollar abated.

Europe on the whole did not experience the same extremes of the U.S. housing mania, although areas where the real estate markets were particularly active, principally the U.K. and Spain, have been affected to some degree by credit concerns. Inflation remained contained but rising energy prices in 2007 were a persistent threat to that stability. European markets appeared fairly resilient during the year, although projections are for economic growth in this region to slow in 2008. The strong euro, the impact of rising oil prices on consumer spending power and the turmoil in financial markets are likely to put pressure on growth in the near term.

Meanwhile, Asia ex-Japan and the emerging markets continued to show impressive growth rates, as robust demand from China and other emerging markets fuelled ongoing demand for raw materials. Investors have sought both direct and indirect exposure to China through commodities and energy stocks, on the rather questionable assumption that China has effectively decoupled from the U.S. economy, and that economic growth in China will continue to remain strong. Against this backdrop, emerging market equities posted their fifth consecutive calendar year of double-digit returns in 2007. Moreover, the emerging markets continued their outperformance over the developed markets for the seventh consecutive year. Although growing concern about a U.S. credit crisis and increased risk aversion continued to cause volatility in the emerging markets, on the whole, the markets weathered these conditions fairly well, owing to healthier economic fundamentals and favorable reforms.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Aggressive Equity Portfolio

For the 12-month period ended December 31, 2007, Aggressive Equity Portfolio Class X shares produced a total return of 19.66 percent, outperforming the Russell 3000® Growth Index, which returned 11.40 percent. For the same period, the Portfolio's Class Y shares returned 19.39 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The consumer discretionary sector had the most significant positive impact on the Portfolio's performance relative to the Russell 3000 Growth Index for the period. In this sector, security selection in the retail, consumer electronics, and hotel/motel segments greatly added to relative returns, offsetting the negative influence of an overweight allocation in the sector overall. A single holding within the agriculture fishing and ranching segment in the materials and processing sector also benefited relative returns, which were further bolstered by an overweight allocation to the sector. Additionally, an underweight allocation together with stock selection in medical and dental instruments and supplies within the health care sector was advantageous to performance.

The financial services sector was the weakest area for the Portfolio's performance for the period. Here,

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	19.66%	17.69%	—	6.99%
Class Y	19.39%	17.41%	—	2.42%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

a single holding in a financial information services company significantly detracted from returns, and this unfortunately overshadowed the beneficial effect of an underweight allocation in the sector. The Portfolio's lack of exposure to the consumer staples sector was also detrimental to relative returns, as was security selection in the multi-industry sector (which includes conglomerates).

At the end of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the materials and processing and financial services sectors. The materials and processing sector was overweight relative to the Russell 3000 Growth Index, and the financial services sector was underweight versus the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2007, Dividend Growth Portfolio Class X shares produced a total return of 4.22 percent, underperforming the S&P 500® Index, which returned 5.49 percent. For the same period, the Portfolio's Class Y shares returned 3.90 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	4.22%	11.15%	4.47%	8.98%
Class Y	3.90%	10.85%	—	4.48%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The main detractors from relative performance included stock selection in the health care sector, in which several pharmaceutical holdings exhibited declining performance during the period. Stock selection in the technology sector also had a negative effect on relative results, largely because of stocks not held in the Portfolio. The S&P 500 Index included several strong performing technology stocks that bolstered the Index's return, while the Portfolio had little to no exposure to these stocks. Although an underweight position in the consumer discretionary sector benefited relative performance, the negative influence of our stock selection in the sector offset those gains. In particular, the Portfolio's holdings in media and retailing stocks had a detrimental effect on relative performance.

However, other areas of investment did well for the Portfolio relative to the S&P 500 Index. Stock selection in the financials sector contributed positively due to the double-digit returns of a number of capital markets holdings and an underweight to the banking group (which includes thrifts and mortgage finance companies). The consumer staples sector added value through an overweight position and our stock selection. Here, holdings across a number of industries benefited the Portfolio, including beverages, tobacco, staples retailing, and household products. Stock selection in the materials sector was another area of strength for the Portfolio on a relative basis, although the contribution came entirely from one holding in an agribusiness company that performed very strongly during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Equity Portfolio

For the 12-month period ended December 31, 2007, Equity Portfolio Class X shares produced a total return of 19.54 percent, outperforming the Russell 3000® Growth Index, which returned 11.40 percent. For the same period, the Portfolio's Class Y shares returned 19.24 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The top contributing sectors to the Portfolio relative to the Russell 3000 Growth Index were consumer discretionary, materials and processing, and health care. In the consumer discretionary sector, security selection in the retail, consumer electronics, and hotel/motel segments greatly added to relative returns, which offset the negative influence of an overweight allocation in the sector overall. In the materials and processing sector, a single holding within the agriculture fishing and ranching segment significantly bolstered performance and an overweight sector allocation also helped relative returns. Additionally, investment in medical and dental instruments along with an underweight allocation in the health care sector was advantageous to performance.

The bottom contributing sectors to the Portfolio's performance for the period were financial services,

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	19.54%	14.97%	7.69%	12.31%
Class Y	19.24%	14.69%	—	1.17%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

consumer staples and multi-industry. In the financial services sector, a single holding in a financial information services company significantly detracted from returns, which unfortunately overshadowed the beneficial effect of an underweight allocation in the sector overall. The Portfolio's lack of exposure to the consumer staples sector further diminished relative returns. Furthermore, security selection in the multi-industry sector (which includes conglomerates) was detrimental to the Portfolio's overall performance.

At the end of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the materials and processing and financial services sectors. The materials and processing sector was overweight relative to the Russell 3000 Growth Index, and the financial services sector was underweight versus the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

European Equity Portfolio

For the 12-month period ended December 31, 2007, European Equity Portfolio Class X shares produced a total return of 15.59 percent, outperforming the MSCI Europe Index, which returned 13.86 percent. For the same period, the Portfolio's Class Y shares returned 15.34 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	15.59%	18.93%	8.88%	12.40%
Class Y	15.34%	18.63%	—	4.56%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to Invest directly in an Index.

*  Inception dates of March 1, 1991 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

On a relative basis, the Portfolio achieved strong performance across a diversified list of sectors, with the largest positive contributions coming from stock selection in the capital goods; food, beverage and tobacco; telecommunication services and bank sectors. Within capital goods, a German trucking company with exposure to Eastern Europe benefited from strong demand, as Western European companies increasingly move their manufacturing to the east and consequently require transportation of their goods back to the west. In the food, beverage and tobacco sector, the Portfolio's performance was led by a Swiss food and beverage producer which continued to perform well, particularly benefiting from its exposure to the faster growing emerging markets and its resilient pricing profile. Two U.K. tobacco stocks also aided returns, which advanced as investors sought stocks that they believed could generate more consistent earnings in a slowing economic environment (known as "defensive" stocks). In the bank sector, the Portfolio benefited from a position in a Greek bank that has considerable exposure to rapidly growing markets in Turkey and the Balkans, and was able to avoid the worst of the U.S. subprime mortgage market problems.

In contrast, detractors from relative performance were mainly in the technology, health care and materials sectors. The Portfolio did not own a European technology stock that performed very well during the period and is a large constituent of the MSCI Europe Index. Instead, we held a position in its competitor, which disappointed the market with a profit warning in October that sent the share price tumbling. Although we eliminated the position from the Portfolio within the month, the stock's abrupt decline hurt performance. In the health care sector, lagging performance was primarily due to pharmaceuticals holdings, which struggled in the first nine months of the year amid concerns about product pipelines and regulatory approvals for key drugs. However, in the final months of the period, the market's rotation into defensive stocks benefited pharmaceuticals, which are perceived to be less sensitive to a decelerating economic environment. Finally, an underweight position in the materials sector detracted from relative performance. The sector performed very well in 2007, but valuations in these stocks remain unattractive in our view and therefore the Portfolio has maintained minimal exposure to the materials sector for some time. Furthermore, the Portfolio had no exposure to a metals and mining company targeted in a high profile merger bid, whose stock rallied strongly on the announcement.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Global Advantage Portfolio

For the 12-month period ended December 31, 2007, Global Advantage Portfolio Class X shares produced a total return of 17.09 percent, outperforming the MSCI World Index, which returned 9.04 percent. For the same period, the Portfolio's Class Y shares returned 16.68 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio employs a bottom-up investment process that seeks opportunities on a stock-by-stock basis; therefore, all broad country and sector weightings are a result of these individual bottom-up stock selections and not active top-down allocations. However, the Portfolio benefited from certain country allocations including a relative underweight in Japan, which was one of the worst performing markets in the MSCI World Index, and overweight allocations in Hong Kong and Spain, which were among the best performing markets during the period. In contrast, sector allocations were a detractor from relative performance, mainly due to underweight positions in the strong performing energy and materials sectors.

Nevertheless, we seek to add the most value through individual security selection, and stock selection was a major positive contributor to the

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	17.09%	16.95%	—	3.29%
Class Y	16.68%	16.63%	—	1.34%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization Index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Portfolio's relative performance during the period. In particular, the strongly positive influence of stock selection in the U.S. and Singapore offset weakness in our stock selection in Australia and Germany. From a sector view, stock selection decisions in the industrials, financials and information technology sectors were significantly additive to relative results.

Additionally, the Portfolio's performance was driven by other notable factors during the period. The Portfolio's growth-oriented investment strategy benefited in an environment in which growth stocks outperformed value stocks. Further, a modest position in emerging markets stocks also enhanced gains, as emerging markets outpaced developed markets during the period. However, the Portfolio's exposure to small cap stocks turned out to be a negative influence. A flight to quality during the period bolstered the performance of large cap stocks over small cap stocks. This development was negative for the Portfolio, which was overweight in small caps and underweight in large caps relative to the MSCI World Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Global Dividend Growth Portfolio

For the 12-month period ended December 31, 2007, Global Dividend Growth Portfolio Class X shares produced a total return of 7.02 percent, underperforming the MSCI World Index, which returned 9.04 percent. For the same period, the Portfolio's Class Y shares returned 6.77 percent. Past performance is no guarantee of future results.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	7.02%	16.07%	8.07%	9.47%
Class Y	6.77%	15.78%	—	7.26%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization Index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of February 23, 1994 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative to the MSCI World Index, areas of weakness for the Portfolio included the financials, materials and health care sectors. Stocks within the financials sector sold off strongly in the second half of the year as concerns about the credit markets gained momentum among investors, and holdings within banks and diversified financials steeply declined as part of this broader sell-off.

Securities within the materials sector continued to be supported by high demand in emerging markets, and the Portfolio's holdings within this sector added to relative returns. However, the Portfolio was underweight in the sector and, based on valuations, did not own some of the stronger performing stocks that were in the Index.

The Portfolio's overweight allocation to the health care sector also hindered relative returns due to the lackluster performance of pharmaceuticals stocks. In response, we believed the market presented attractive buying opportunities and made adjustments to overweight those pharmaceutical stocks in the Portfolio which we believed to have attractive earnings potential and are less likely to be impacted by the expiration of key patents.

Despite these detractors, there were several areas that benefited relative performance. The Portfolio achieved strong gains within the consumer staples sector. Here, an overweight allocation and holdings within food, beverage and tobacco companies delivered positive returns. In the consumer discretionary sector, investment in the media segment greatly added to overall performance. Moreover, the Portfolio's exposure to the automobiles and components area also helped. Finally, select diversified holdings within the telecommunication services sector also produced strong returns, with both European and U.S. names delivering positive performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

High Yield Portfolio

For the 12-month period ended December 31, 2007, High Yield Portfolio Class X shares produced a total return of 4.17 percent, outperforming the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 2.26 percent. For the same period, the Portfolio's Class Y shares returned 3.90 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We positioned the Portfolio defensively, in terms of both its credit quality profile and its interest-rate sensitivity, throughout the reporting year. We maintained an average credit quality for the Portfolio of B+ or BB throughout the year, which is above that of the overall high-yield market, and underweighted the lowest-rated, riskiest segments of the market. This positioning was beneficial to performance as the lower-rated segments of the market turned in the lowest returns for the one-year period.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	4.17%	10.29%	(4.52)%	3.79%
Class Y	3.90%	10.02%	—	(4.78)%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

With regard to interest-rate positioning, we maintained a slightly shorter duration* for the Portfolio than that of the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index. The Portfolio's yield curve positioning was adjusted in April to benefit from a steepening curve. We implemented this by underweighting longer-dated issues and overweighting intermediate-dated issues. This positioning was additive to performance as the spread between intermediate — and long-dated yields widened and the curve steepened during the summer. Security selection in the financials sector, however, hindered relative performance.

Throughout the year, we continued to seek to maintain a balanced and well-diversified portfolio while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles. In terms of issuer size, we focused on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. Over the course of the year, this led us to increase the Portfolio's exposure to the gaming/leisure, health care, and food and drug sectors while decreasing exposure to transportation, aerospace and defense, and consumer products. At year end, the Portfolio's major sector overweights included energy, food and tobacco, and health care. Key sector underweights included telecommunications, utilities, media and cable.

Given that the risk of recession has apparently risen, we believe it is prudent to maintain the Portfolio's overall defensive positioning as we enter 2008. We will continue to look for opportunities in the market that represent good value and depending upon market conditions, may consider moving the Portfolio toward a less defensive overall positioning.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolios with shorter durations perform better in rising interest-rate environments, while portfolios with longer durations perform better when rates decline.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Income Builder Portfolio

For the 12-month period ended December 31, 2007, Income Builder Portfolio Class X shares produced a total return of 3.21 percent, outperforming the Russell 1000® Value Index, which returned -0.17 percent and underperforming the Lehman Brothers U.S. Government/Credit Index, which returned 7.23 percent. For the same period, the Portfolio's Class Y shares returned 2.86 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative to the Russell 1000 Value Index, the Portfolio's stock allocation benefited primarily from an underweight to the financial sector (although we note that all sector weights are a result of our bottom-up stock selection process and are not intentional top-down allocations). Limited exposures to regional banks and diversified financial companies, and no holdings in real estate investment trusts, helped minimize the Portfolio's exposure to the damage caused by the subprime mortgage collapse. The materials sector also bolstered relative performance, but this was primarily due to a single holding which generates a larger share of its business in the health care sector than in the materials sector. An overweight in the consumer staples sector contributed positively to relative returns as well.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Year	10 Years	Since Inception*
Class X	3.21%	11.07%	5.86%	7.31%
Class Y	2.86%	10.79%	—	6.27%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of January 21, 1997 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Detractors from the stock allocation's relative performance included an underweight in the energy sector. Stock selection in the technology sector was another area of weakness, due to holdings in hardware and equipment, software and services, and semiconductor companies.

The Portfolio's fixed income allocation was additive to overall performance. We kept a defensive credit sector allocation, focusing on selected high quality issues. The position benefited relative performance, particularly in later months of the year as credit spreads widened. We continued to look for opportunities to take advantage of recent credit spread widening where they offered the potential to add value to the Portfolio.

Throughout the year, we employed a defensive interest rate strategy by keeping the Portfolio's duration* shorter than that of the Lehman Brothers U.S. Government/Credit Index. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Federal Reserve easing in the latter months caused rates to decline significantly.

In March of this year, the Portfolio's yield curve positioning was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate- and long-dated yields widened and the curve steepened during the summer.

We hold an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying agency issues, and an overweight to non-agency mortgages issued to high quality borrowers. Overall, the recent turmoil in the mortgage market and the drying up of liquidity hurt price performance. As a result, although the underweight to agency mortgage-backed securities benefited performance, the positive influence was more than offset by the poor price performance of the non-agency position.

The Portfolio's convertible securities position detracted from performance, chiefly due to the weak performance of select holdings.

We marginally adjusted the Portfolio's asset allocation during the period by slightly increasing the Portfolio's fixed income weighting, while decreasing the convertible securities weighting. At the end of the period, the Portfolio held 60.3% in stocks, 11.6% in fixed income, and 22.5% in convertible securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolios with shorter durations perform better in rising interest-rate environments, while portfolios with longer durations perform better when rates decline.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Income Plus Portfolio

For the 12-month period ended December 31, 2007, Income Plus Portfolio Class X shares produced a total return of 5.99 percent, outperforming the Lehman Brothers U.S. Corporate Index, which returned 4.56 percent. For the same period, the Portfolio's Class Y shares returned 5.73 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Throughout the year, we employed a defensive interest rate strategy by keeping the Portfolio's duration* shorter than that of the benchmark Lehman Brothers U.S. Corporate Index. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Federal Reserve easing in the latter months caused rates to decline significantly.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolios with shorter durations perform better in rising interest-rate environments, while portfolios with longer durations perform better when rates decline.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	5.99%	5.72%	5.84%	7.43%
Class Y	5.73%	5.45%	—	6.62%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Lehman Brothers U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The Portfolio's yield-curve positioning, however, contributed positively to returns. In March of this year, the positioning was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was additive to performance as the spread between intermediate- and long-dated yields widened and the curve steepened during the summer.

We maintained an underweight to corporate credits, which was beneficial as credit spreads widened considerably in the latter months of the year. The Portfolio also had a small allocation (approximately one percent) to high-yield securities, whereas the Lehman Brothers U.S. Corporate Index contains no high-yield bonds. The high-yield sector struggled in the second half of the year, and the performance of the Portfolio's holdings there waned. However, the Portfolio's emphasis on the higher-quality segment of the high-yield market helped temper the impact as higher-rated credits generally outperformed those with lower-ratings. We are looking for areas to take advantage of recent spread widening and add to corporate positions, but we remain cautious as we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Limited Duration Portfolio

For the 12-month period ended December 31, 2007, Limited Duration Portfolio Class X shares produced a total return of 2.95 percent, underperforming the Lehman Brothers U.S. Credit Index (1-5 Year), which returned 6.09 percent. For the same period, the Portfolio's Class Y shares returned 2.80 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Allocations to asset-backed securities (ABS) and mortgage-backed securities (MBS) were the primary contributors to the Portfolio's underperformance relative to its benchmark, the Lehman Brothers U.S. Credit Index (1-5 Year), which does not include these sectors. The MBS position was primarily in non-agency mortgage securities. The ABS position included a small exposure to subprime mortgages due to an allocation to AAA rated home equity securities. Due to the poor performance of these sectors, particularly in the latter half of the year, the Portfolio's holdings held back returns.

A small position in U.S. Treasury and agency securities, which also are not included in the benchmark index, was slightly additive to relative performance as the flight to quality that took place throughout the second half the year led these sectors to outperform all other fixed income asset classes for the period.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	2.95%	2.54%	—	3.56%
Class Y	2.80%	2.29%	—	3.37%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The Portfolio's out-of-benchmark allocations to Treasuries, agencies, ABS and MBS resulted in a relative underweight to corporate credits during the year, which was also beneficial as credit spreads widened considerably in the latter months of the year. Within corporates, however, a significant exposure to the financial sector detracted from relative performance.

The Portfolio's interest rate strategy was additive to performance. During the first half of the year, when the economy was showing strength and interest rates were generally rising, we employed a defensive interest rate strategy by keeping the Portfolio's duration* shorter than that of the Lehman Brothers U.S. Credit Index (1-5 year). In late summer, as evidence mounted that the mortgage crisis was having a widespread impact on the economy, we shifted to a neutral interest-rate stance. At that time, we believed the yield curve was too flat, and therefore positioned the Portfolio to benefit from future yield curve steepening, which we believed would occur whether the economy expanded or contracted. Throughout the remainder of the year, the curve did in fact steepen and the Portfolio's positioning benefited performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolios with shorter durations perform better in rising interest-rate environments, while portfolios with longer durations perform better when rates decline.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of December 31, 2007, Money Market Portfolio had net assets of approximately $213 million and an average portfolio maturity of 57 days. For the seven-day period ended December 31, 2007, the Portfolio's Class X shares provided an effective annualized yield of 4.71 percent and a current yield of 4.61 percent, while its 30-day moving average yield for December was 4.60 percent. For the 12-month period ended December 31, 2007, the Portfolio's Class X shares provided a total return of 4.93 percent. Past performance is no guarantee of future results.

For the seven-day period ended December 31, 2007, the Portfolio's Class Y shares provided an effective annualized yield of 4.44 percent and a current yield of 4.35 percent, while its 30-day moving average yield for

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

December was 4.35 percent. For the 12-month period ended December 31, 2007, the Portfolio's Class Y shares returned 4.67 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Our strategy in managing the Portfolio remained consistent with its long-term focus on preservation of capital and liquidity. In recent months, we sought to maintain the Portfolio's weighted average maturity primarily at the high end of a 50 to 60 day range given our expectation that the Federal Open Market Committee (the "Fed") would continue to reduce its target federal funds rate in order to improve credit market liquidity and to help ensure that housing market deterioration would not spill over into the broader economy. We purchased deposit liabilities and senior obligations of strong financial institutions and corporations in the three-month and longer segment of the money market curve. We barbelled these with purchases of overnight repurchase agreements and two-month and shorter traditional asset-backed commercial paper.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

S&P 500 Index Portfolio

For the 12-month period ended December 31, 2007, S&P 500 Portfolio Class X shares produced a total return of 5.23 percent, underperforming the S&P 500® Index, which returned 5.49 percent. For the same period, the Portfolio's Class Y shares returned 5.00 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Within the S&P 500 Index and therefore the Portfolio, eight of the ten sectors had positive absolute performance during the period, led by energy. Rising energy prices in 2007 continued to provide a favorable backdrop for energy companies to generate significant earnings. The materials sector also performed very well, benefiting from a strong global economic backdrop and robust demand for materials, particularly in China and India. The utilities sector also placed within the top three performing sectors, as utilities companies garnered considerable pricing power from the rising energy price environment.

The two negative returning sectors in the Index and Portfolio were consumer discretionary and financials. Investors generally avoided consumer-related stocks as a weakening housing market, high energy prices and tightening credit standards did

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	5.23%	12.46%	—	4.28%
Class Y	5.00%	12.19%	—	1.09%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

not bode well for consumers' ability to spend. Such fears were validated by declining consumer confidence and retail sales data in the second half of 2007 and disappointing receipts from the holiday shopping season.

Because the S&P 500 Index is market capitalization weighted (and the Portfolio seeks to replicate the performance attributes of the S&P 500 Index before fees), the overall contribution of each sector was influenced by its relative size within the S&P 500 Index and the Portfolio. As such, the sectors that contributed most to the Portfolio's return were energy and technology because they are large sectors, while financials and consumer discretionary were the largest detractors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Strategist Portfolio

For the 12-month period ended December 31, 2007, Strategist Portfolio Class X shares produced a total return of 8.63 percent, outperforming the S&P 500® Index, which returned 5.49 percent and the Lehman Brothers U.S. Government/Credit Index, which returned 7.23 percent. For the same period, the Portfolio's Class Y shares returned 8.37 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	8.63%	13.53%	8.70%	9.54%
Class Y	8.37%	13.25%	—	5.50%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

The Strategist Portfolio actively allocates the Portfolio's assets among the major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments. In determining which securities to buy, hold, or sell for the Portfolio, the Investment Adviser allocates the Portfolio's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class.

Based on our process output, a consistent target allocation was maintained throughout the 12-month period under review. Approximately 60 percent of assets were allocated to equities (a slightly higher weight than the average balanced fund benchmark) while 20 percent of assets were allocated to long-term credit markets (a significantly lower allocation than the benchmark). The balance (20 percent) of assets remained in short-term credits and cash equivalent investments. This allocation has remained unchanged since May 2006.

We entered 2007 with positive expectations for both corporate profits and inflation, while our indicators pointed to a relatively stable monetary policy. Financial market dislocations associated with the slowing global housing and mortgage markets led to lower equity prices and higher bond prices by year end. The year ended with our factor models suggesting that profits, excluding financial companies, would continue to grow, that inflation would continue at slightly elevated levels, and that the Federal Reserve would continue to provide liquidity.

At year end, the Portfolio's equity allocation featured greater-than-S&P 500 Index exposures to information technology, basic materials, health care, consumer staples, consumer cyclicals and telecommunication services. Sector exposures below that of the S&P 500 Index include financials, utilities, energy, and industrials. Our most significant shifts during the year included increasing our exposures to information technology and health care, and decreasing our exposures to industrial companies and financials.

The fixed income component of the Portfolio remained generally defensive throughout the period under review. We did not foresee the sharp run up in long-dated U.S. Treasury note prices that occurred toward the end of 2007; however, the Portfolio did benefit from its overall interest rate exposure. At year end, the Portfolio held just over half of its fixed income assets in short-term debt and approximately a quarter of its assets in corporate credits. The balance of the Portfolio was comprised of long-dated government-issued bonds and mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

Utilities Portfolio

For the 12-month period ended December 31, 2007, Utilities Portfolio Class X shares produced a total return of 20.34 percent, outperforming the S&P 500® Utilities Index, which returned 19.38 percent and, outperforming the S&P 500® Index, which returned 5.49 percent. For the same period, the Portfolio's Class Y shares returned 20.04 percent. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio outperformed the S&P 500 Utilities Index for the period primarily due to our exposure to the telecommunications services segment. Since the S&P 500 Utilities Index does not hold any telecommunications services securities, the gains the Portfolio achieved in this area helped to bolster its overall return relative to the Index's return. (Conversely, any losses from these holdings would have detracted from the Portfolio's overall relative return.) The Portfolio's investment in wireless companies with coverage in Canada, Europe and Latin America significantly helped relative returns. In addition, stock selection in companies that own, operate and lease towers for wireless communications boosted relative performance, as the demand for multiple services continues to grow among existing wireless customers. Furthermore,

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

  Average Annual Total Returns as of December 31, 2007

	1 Year	5 Years	10 Years	Since Inception*
Class X	20.34%	18.63%	6.82%	9.61%
Class Y	20.04%	18.35%	—	4.04%

(1)  Ending value on December 31, 2007 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2007 continued

the Portfolio's selection of independent electrical power providers yielded strong results, given that these providers were able to sell power at high prices on the open market.

In contrast, the Portfolio's allocation within the gas utility segment weakened overall performance. While the Portfolio's holdings in this sector all performed strongly on a absolute basis, our decision to have a smaller exposure to companies engaged in exploration and production of gasoline (as compared to the S&P 500 Utilities Index) in favor of firms that are solely dedicated to distributing gas products to commercial and residential consumers somewhat diminished relative returns. Also detracting from the Portfolio's performance was a single holding in an electric utility company, which declined following a change in the regulatory environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Ronald E. Robison
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (2.44% return)	$1,000.00	$1,024.40	$2.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.73	$2.50
Class Y
Actual (2.31% return)	$1,000.00	$1,023.10	$4.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.77	$4.48

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.49% and 0.88% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 185**/365 (to reflect the one-half year period).

**  Adjusted to reflect non-business days accruals.

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (0.62% return)	$1,000.00	$1,006.20	$2.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.79	$2.45
Class Y
Actual (0.60% return)	$1,000.00	$1,006.00	$3.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.53	$3.72

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.48% and 0.73% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (5.51% return)	$1,000.00	$1,055.10	$2.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.48	$2.75
Class Y
Actual (5.39% return)	$1,000.00	$1,053.90	$4.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.54% and 0.79% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.55% and 0.80% for Class X and Class Y, respectively.

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007 continued

High Yield

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (0.72% return)	$1,000.00	$1,007.20	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.97
Class Y
Actual (0.59% return)	$1,000.00	$1,005.90	$8.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.04	$8.24

*  Expenses are equal to the Portfolio's annualized expense ratios of 1.37% and 1.62% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Utilities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (7.11% return)	$1,000.00	$1,071.10	$3.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.68	$3.57
Class Y
Actual (6.98% return)	$1,000.00	$1,069.80	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Builder

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (-2.52% return)	$1,000.00	$974.80	$4.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.82	$4.43
Class Y
Actual (-2.73% return)	$1,000.00	$972.70	$5.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.56	$5.70

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.87% and 1.12% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007 continued

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (-2.20% return)	$1,000.00	$978.00	$2.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.28	$2.96
Class Y
Actual (-2.33% return)	$1,000.00	$976.70	$4.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.02	$4.23

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.58% and 0.83% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Global Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (-3.16% return)	$1,000.00	$968.40	$4.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.07	$4.18
Class Y
Actual (-3.24% return)	$1,000.00	$967.60	$5.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.81	$5.45

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.82% and 1.07% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (2.56% return)	$1,000.00	$1,025.60	$5.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09
Class Y
Actual (2.43% return)	$1,000.00	$1,024.30	$6.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

*  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 1.03% and 1.28% for Class X and Class Y, respectively.

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007 continued

Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (9.04% return)	$1,000.00	$1,090.40	$2.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.80
Class Y
Actual (8.88% return)	$1,000.00	$1,088.80	$4.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.17	$4.08

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.55% and 0.80% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

S&P 500 Index

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (-1.46% return)	$1,000.00	$985.40	$1.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.79	$1.43
Class Y
Actual (-1.55% return)	$1,000.00	$984.50	$2.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.70

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.28% and 0.53% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Global Advantage

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (5.69% return)	$1,000.00	$1,056.90	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.72	$4.53
Class Y
Actual (5.45% return)	$1,000.00	$1,054.50	$5.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.46	$5.80

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.89% and 1.14% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example  ■  December 31, 2007 continued

Aggressive Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (9.29% return)	$1,000.00	$1,092.90	$4.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.77	$4.48
Class Y
Actual (9.18% return)	$1,000.00	$1,091.80	$5.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.88% and 1.13% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.89% and 1.14% for Class X and Class Y, respectively.

Strategist

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class X
Actual (2.18% return)	$1,000.00	$1,021.80	$2.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.70
Class Y
Actual (2.12% return)	$1,000.00	$1,021.20	$3.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.97

*  Expenses are equal to the Portfolio's annualized expense ratios of 0.53% and 0.78% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.54% and 0.79% for Class X and Class Y, respectively.

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments  ■  December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (40.1%)
	Asset-Backed - Auto (1.9%)
$3,000	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.01 - 5.88%	01/14/08 - 02/08/08	$2,987,455
1,000	New Center Asset Trust	6.15	01/22/08	996,436
				3,983,891
	Asset-Backed - Consumer (8.5%)
3,000	CAFCO LLC*	4.93	02/12/08	2,982,990
3,000	Gemini Securitization Corp., LLC*	4.94	02/07/08	2,984,953
9,000	Old Line Funding, LLC*	5.39 - 6.03	01/16/08 - 02/27/08	8,947,883
1,603	Ranger Funding Co., LLC*	5.67	02/27/08	1,588,787
565	Thames Asset Global Securitization*	6.24	01/18/08	563,346
1,000	Thunder Bay Funding LLC*	5.93	01/17/08	997,378
				18,065,337
	Asset-Backed - Corporate (3.4%)
1,000	Atlantis One Funding*	4.95	01/30/08	996,061
4,300	CIESCO LLC*	4.94 - 5.04	01/25/08 - 03/26/08	4,269,400
2,000	Nieuw Amsterdam Receivables Corp.*	6.35	01/29/08	1,990,200
				7,255,661
	Asset-Backed - Diversified (1.1%)
1,000	Atlantic Asset Securitization*	6.12	01/07/08	998,983
1,385	Fairway Finance Co., LLC*	6.28	01/11/08	1,382,595
				2,381,578
	Asset-Backed - Securities (10.6%)
3,406	Amstel Funding Corp.*	5.07 - 6.24	01/22/08 - 02/21/08	3,390,622
3,000	Clipper Receivable Co., LLC*	6.39	01/14/08	2,993,121
3,000	Galleon Capital LLC*	6.43	01/08/08	2,996,267
4,200	Grampian Funding LLC*	5.10 - 5.36	01/11/08 - 02/01/08	4,191,028
9,050	Scaldis Capital LLC*	5.09 - 5.82	01/22/08 - 03/04/08	9,001,137
				22,572,175
	Banking (1.4%)
2,000	Bank of America Corp.	4.99	03/25/08	1,977,227
1,000	Citigroup Funding Inc.	4.85	05/06/08	983,445
				2,960,672
	Finance - Auto (0.9%)
2,000	Toyota Motor Credit Corp.	5.31	02/13/08	1,987,578
	Financial Conglomerates (1.7%)
3,500	General Electric Capital Corp.	5.26 - 5.39	02/08/08 - 02/29/08	3,479,414

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Insurance (0.9%)
$2,000	ING America Insurance Holding Inc.	5.02%	03/28/08	$1,976,075
	International Banks (9.7%)
2,000	DnB NOR Bank ASA	4.80	03/31/08	1,976,300
5,000	Dexia Delaware LLC	4.85 - 4.91	02/15/08 - 02/19/08	4,968,221
1,000	KBC Financial Products International Ltd.*	4.90	05/23/08	981,013
2,000	Royal Bank of Scotland plc	4.92	04/28/08	1,968,402
5,000	Santander Central Hispano Finance (Del) Inc.	4.73 - 5.14	03/28/08 - 06/02/08	4,920,054
3,000	Societe Generale N.A., Inc.	4.91	04/21/08	2,955,322
3,000	UBS Finance (Delaware) LLC	4.96	04/30/08	2,951,450
				20,720,762
	Total Commercial Paper (Cost $85,383,143)			85,383,143
	Certificates of Deposit (38.7%)
	Domestic Banks (1.4%)
2,000	Union Bank of California, NA	4.70	03/31/08	2,000,000
1,000	Wachovia Bank, NA	4.90	04/30/08	1,000,000
				3,000,000
	International Banks (37.3%)
4,000	Abbey National Treasury Services plc	4.72	01/31/08	4,000,033
7,000	BNP Paribas	4.74 - 4.88	04/24/08 - 06/27/08	7,000,000
1,000	Bank of Montreal-Chicago	5.09	04/18/08	1,000,000
5,500	Bank of Scotland	4.91 - 5.04	03/13/08 - 06/11/08	5,500,000
10,000	Barclays Bank plc	5.07 - 5.50	01/22/08 - 06/04/08	10,000,000
4,000	Canadian Imperial Bank of Commerce	4.70 - 4.78	03/12/08 - 04/30/08	3,999,650
9,000	Calyon	4.92 - 5.08	01/24/08 - 03/24/08	9,000,000
3,000	Credit Suisse	5.46	03/12/08	3,000,000
4,000	Deutsche Bank AG	4.87 - 5.15	01/30/08 - 03/26/08	3,999,841
9,000	NATIXIS	4.79 - 5.15	02/04/08 - 02/29/08	9,000,592
3,000	Royal Bank of Scotland plc	4.95 - 4.96	02/28/08 - 04/30/08	3,000,000
3,000	Skandinaviska Enskilda Banken AB	4.85	01/25/08	3,000,295
4,000	Societe Generale	5.08	04/04/08	4,000,000
5,000	Svenska Handelsbanken	5.13	04/07/08	5,000,000
8,000	Toronto Dominion Bank	4.86 - 5.13	02/29/08 - 06/20/08	8,000,000
				79,500,411
	Total Certificates of Deposit (Cost $82,500,411)			82,500,411

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Floating Rate Notes (10.5%)
	Asset-Backed - Structured Investment Vehicles (1.9%)
$2,000	Asscher Finance Corp.*	4.83	† %	03/25/08‡	$1,999,903
2,000	Cullinan Finance Corp.*	4.32	†	01/02/08‡	1,999,901
					3,999,804
	Banking (1.6%)
3,500	Citigroup, Inc.	4.94	†	02/04/08‡	3,500,373
	Domestic Banks (0.5%)
1,000	Wachovia Bank, NA	4.85	†	03/27/08‡	998,396
	Financial Conglomerates (2.3% )
5,000	General Electric Capital Corp.	5.03	†	01/22/08‡	5,000,822
	Finance - Auto (1.9%)
4,000	American Honda Finance Corp.*	4.87	†	02/06/08‡	4,000,000
	International Banks (2.3%)
3,800	Nordea Bank Finland - NY	4.77 - 4.99	†	01/31/08 - 02/28/08‡	3,798,857
1,100	UniCredito Italiano SpA	4.86	†	02/06/08‡	1,099,920
					4,898,777
	Total Floating Rate Notes (Cost $22,398,172)				22,398,172
	U.S Government Agency (4.2%)
2,000	Federal Farm Credit Bank	4.31		01/29/08	1,993,358
1,000	Federal Home Loan Banks	4.34		03/26/08	989,871
4,000	Federal National Mortgage Association	4.40 - 4.79		02/06/08 - 04/23/08	3,972,403
2,000	Freddie Mac	4.23		06/16/08	1,961,590
	Total U.S. Government Agency (Cost $8,917,222)				8,917,222
	Repurchase Agreement (6.1%)
13,065	Barclays Capital Inc. (dated 12/31/07; proceeds $13,068,266) (Cost $13,065,000) (a)	4.50		01/02/08	13,065,000
	Total Investments (Cost $212,263,948) (b)			99.6%	212,263,948
	Other Assets in Excess of Liabilities			0.4	737,582
	Net Assets			100.0%	$213,001,530

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments  ■  December 31, 2007 continued

  *  Resale is restricted to qualified institutional investors.

  †  Rate shown is the rate in effect at December 31, 2007.

  ‡  Date of next interest rate reset.

  (a)  Collateralized by Federal National Mortgage Assoc. 5.40% due 11/02/17 valued at $13,327,033.

  (b)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE*
1 - 30 Days	33%
31 - 60 Days	33
61 - 90 Days	13
91 - 120 Days	11
121 - 180 Days	10
100%

*  As a percentage of total market value.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (30.8%)
	Aerospace & Defense (0.3%)
$400	BAE Systems Holdings Inc. - 144A*	4.75%		08/15/10	$403,080
	Air Freight/Couriers (0.3%)
330	FedEx Corp.	5.50		08/15/09	333,770
	Beverages: Alcoholic (0.3%)
415	Miller Brewing Co. - 144A*	4.25		08/15/08	413,257
	Cable/Satellite TV (0.6%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	504,172
70	Comcast Corp.	5.85		01/15/10	71,700
190	Cox Communications, Inc. - 144A*	4.625		01/15/10	188,616
					764,488
	Chemicals: Major Diversified (0.1%)
170	ICI Wilmington Inc.	4.375		12/01/08	169,803
	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95		05/15/09	92,398
	Department Stores (0.5%)
230	Federated Department Stores, Inc.	6.625		09/01/08	231,788
370	JC Penney Corp., Inc.	7.375		08/15/08	374,355
					606,143
	Drugstore Chains (0.3%)
390	CVS Corp.	4.00		09/15/09	382,833
	Electric Utilities (4.0%)
470	Baltimore Gas & Electric Co.	6.625		03/15/08	471,128
248	Columbus Southern Power Co.	4.40		12/01/10	247,636
380	Consumers Energy Co. (Series H)	4.80		02/17/09	379,203
355	Detroit Edison Co. (The)	6.125		10/01/10	368,275
330	Dominion Resources, Inc. (Series A)	5.687	†	05/15/08	330,759
240	Duke Energy Corp.	3.75		03/05/08	239,353
170	Entergy Gulf States, Inc.	3.60		06/01/08	168,727
220	Entergy Gulf States, Inc.	5.524		12/01/09	218,618
45	Entergy Gulf States, Inc. - 144A*	5.896	†	12/08/08	45,153
495	FPL Group Capital Inc.	5.551		02/16/08	495,144
405	Ohio Power Co.	5.424	†	04/05/10	401,664
365	Pacific Gas & Electric Co.	3.60		03/01/09	361,155
390	Peco Energy Co.	3.50		05/01/08	387,916
235	Public Service Co. of Colorado (Series A)	6.875		07/15/09	241,968
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	334,599
400	Texas-New Mexico Power Co.	6.25		01/15/09	404,569
					5,095,867

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Finance/Rental/Leasing (1.7%)
$365	American Honda Finance Corp. - 144A*	3.85%		11/06/08	$362,365
410	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	324,835
370	CIT Group Inc. (Series MTN)	4.75		08/15/08	366,585
90	CIT Group Inc. (Series MTN)	5.00		11/24/08	89,098
490	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	442,835
170	Residential Capital Corp.	7.50		02/22/11	106,675
525	SLM Corp.	4.00		01/15/10	483,769
					2,176,162
	Financial Conglomerates (1.7%)
95	Bank One Corp. (Series A)	6.00		02/17/09	95,873
150	Chase Manhattan Corp.	6.00		02/15/09	151,352
55	Chase Manhattan Corp.	7.00		11/15/09	57,348
315	Citicorp (Series F)	6.375		11/15/08	319,341
325	Citigroup Inc.	4.625		08/03/10	323,422
170	Citigroup Inc.	3.625		02/09/09	167,766
120	General Electric Capital Corp. (Series A)	4.25		12/01/10	119,757
410	JPMorgan Chase & Co.	6.75		02/01/11	430,795
205	Pricoa Global Funding I - 144A*	3.90		12/15/08	202,841
340	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	341,292
					2,209,787
	Food Retail (0.4%)
305	Fred Meyer, Inc.	7.45		03/01/08	306,081
230	Safeway Inc.	7.50		09/15/09	241,552
					547,633
	Food: Major Diversified (0.8%)
200	Kraft Foods Inc.	4.00		10/01/08	198,430
385	Kraft Foods Inc.	4.125		11/12/09	381,848
485	Sara Lee Corp.	2.75		06/15/08	479,861
					1,060,139
	Gas Distributors (0.6%)
175	Keyspan Corp.	4.90		05/16/08	174,908
180	NiSource Finance Corp.	5.585	†	11/23/09	178,341
450	Sempra Energy	4.75		05/15/09	449,447
					802,696
	Home Improvement Chains (0.3%)
410	Home Depot Inc.	5.116		12/16/09	401,862
	Industrial Conglomerates (0.3%)
415	Textron Financial Corp.	4.125		03/03/08	414,614

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Integrated Oil (0.4%)
$470	Phillips Pete Co.	8.75%		05/25/10	$515,192
	Investment Managers (0.3%)
305	Mellon Funding Corp.	6.40		05/14/11	322,629
	Investment Banks/Brokers (1.4%)
775	Goldman Sachs Group Inc. (The)	4.125		01/15/08	774,728
455	Goldman Sachs Group Inc. (The)	6.875		01/15/11	482,905
210	Lehman Brothers Holdings Inc.	5.094	†	12/23/10	195,834
275	Lehman Brothers Holdings Inc.	4.934	†	12/23/08	270,378
					1,723,845
	Life/Health Insurance (1.6%)
545	John Hancock Financial Services, Inc.	5.625		12/01/08	550,456
765	Met Life Global - 144A* (Note 4)	4.625		08/19/10	776,616
300	Monumental Global Funding II - 144A*	3.85		03/03/08	299,413
450	Monumental Global Funding II - 144A*	4.375		07/30/09	452,070
					2,078,555
	Major Banks (5.4%)
700	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	737,363
575	Bank of America Corp.	3.375		02/17/09	567,711
200	Credit Suisse USA Inc.	6.125		11/15/11	208,287
800	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	812,954
980	HSBC Finance Corp.	6.75		05/15/11	1,017,378
250	MBNA Corp. (Series F)	5.308	†	05/05/08	250,463
380	Popular North America, Inc. (Series F)	5.65		04/15/09	383,837
615	SunTrust Bank Atlanta	4.55		05/25/09	614,276
715	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.143	†	10/24/08	713,728
810	Wachovia Corp.	5.35		03/15/11	820,797
390	Wells Fargo & Co.	3.12		08/15/08	384,749
300	Wells Fargo Bank NA	6.45		02/01/11	317,607
					6,829,150
	Major Telecommunications (1.5%)
590	AT&T Inc.	4.978	†	02/05/10	585,015
300	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	320,456
350	Sprint Nextel Corp.	5.243		06/28/10	336,510
505	Telecom Italia Capital S.A. (Luxembourg)	4.875	†	10/01/10	502,687
150	Verizon Global Funding Corp.	7.25		12/01/10	160,895
					1,905,563

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Managed Health Care (0.3%)
$210	United Healthcare Group Inc.	5.204	†%	03/02/09	$209,975
175	UnitedHealth Group Inc.	4.125		08/15/09	174,029
					384,004
	Media Conglomerates (0.7%)
480	Time Warner, Inc.	5.109	†	11/13/09	468,397
160	Viacom Inc.	5.341		06/16/09	158,142
300	Viacom Inc.	5.75	†	04/30/11	304,001
					930,540
	Medical Specialties (0.7%)
495	Baxter International, Inc.	5.196		02/16/08	495,097
375	Hospira, Inc.	5.31	†	03/30/10	372,449
					867,546
	Motor Vehicles (0.4%)
335	DaimlerChrysler North American Holdings Co.	5.541	†	03/13/09	332,768
155	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	154,419
					487,187
	Multi-Line Insurance (1.3%)
690	American General Finance Corp. (Series H)	4.625		09/01/10	684,878
120	Equitable Co.	6.50		04/01/08	120,551
500	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	501,229
415	International Lease Finance Corp. (Series Q)	4.625		06/02/08	413,731
					1,720,389
	Oil & Gas Pipelines (0.4%)
500	Enbridge Energy Partners, LP	4.00		01/15/09	497,057
	Oil Refining/Marketing (0.5%)
600	Valero Energy Corp.	3.50		04/01/09	589,950
	Other Metals/Minerals (0.4%)
445	Brascan Corp. (Canada)	8.125		12/15/08	458,565
	Property - Casualty Insurers (0.8%)
595	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	597,222
375	Xlliac Global Funding - 144A*	4.80		08/10/10	377,467
					974,689
	Railroads (0.4%)
535	Burlington Santa Fe Corp.	6.125		03/15/09	542,209
	Real Estate Development (0.6%)
525	World Financial Properties - 144A*	6.91		09/01/13	549,233
155	World Financial Properties - 144A*	6.95		09/01/13	162,202
					711,435

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Restaurants (0.5%)
$580	Tricon Global Restaurant, Inc.	7.65%		05/15/08	$585,541
	Savings Banks (0.9%)
575	Sovereign Bancorp, Inc.	5.114	†	03/23/10	570,875
100	Sovereign Bank (Series CD)	4.00		02/01/08	99,909
200	Washington Mutual Inc.	4.00		01/15/09	188,375
350	Washington Mutual Inc.	8.25		04/01/10	334,400
					1,193,559
	Total Corporate Bonds (Cost $39,453,060)				39,192,137
	Collateralized Mortgage Obligations (35.9%)
	U.S. Government Agencies (1.5%)
	Federal National Mortgage Association
315	2005-27 NA	5.50		01/25/24	315,584
375	2005-52 PA	6.50		06/25/35	390,399
	Federal Home Loan Mortgage Corp.
601	2182 ZC	7.50		09/15/29	630,242
538	2644 AU	3.50		05/15/22	535,596
	Total U.S. Government Agencies				1,871,821
	Private Issues (34.4%)
	American Home Mortgage Assets
393	2006-3 1A3	5.185	†	10/25/46	317,774
336	2007-5 A3	5.165	†	06/25/47	271,130
1,035	American Home Mortgage Investment Trust 2007-1 GA1C	5.055	†	05/25/47	967,430
784	Banc of America Funding Corporation 2006-H 3A1	6.207	†	09/20/46	788,088
449	Bear Stearns Alt-A Trust 2003-3 3A	5.215	†	10/25/33	450,712
	Bear Stearns Mortgage Funding Trust
796	2006-AR3 1A1	5.045	†	10/25/36	746,261
809	2006-AR1 1A2	5.115	†	07/25/36	749,215
768	2007-AR1 1A2	5.075	†	01/25/37	704,567
671	2006-AR5 1A2	5.075	†	12/25/36	615,151
	Countrywide Alternative Loan Trust
586	2006-0A1 1A2	5.249	†	03/20/46	534,969
640	2006-0A2 A3	5.219	†	05/20/46	585,685
908	2006-OA10 2A2	5.095	†	08/25/46	837,595
716	2005-56 2A3	6.288	†	11/25/35	700,302
2,759	2005-81 X1 (IO)	2.493	†	02/25/37	144,002

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$551	2006-0A14 2A1	5.055	†%	11/25/46	$521,100
617	2006-0A16 A3	5.115	†	10/25/46	534,141
622	2006-0A22 A2	5.075	†	02/25/47	571,235
286	2005-J2 1A12	5.265	†	04/25/35	274,934
501	2005-76 2A2	6.488	†	02/25/36	501,132
3,473	2006-0A1 2X (IO)	1.939	†	03/20/46	158,049
271	2005-J1 5A1	5.265	†	02/25/35	260,660
	Countrywide Home Loans
491	2006-0A4 A2	5.135	†	04/25/46	467,936
3,233	2004-25 1X (IO)	1.582	†	02/25/35	73,269
	DSLA Mortgage Loan Trust
823	2006-AR2 2A1A	5.165	†	11/19/37	777,687
918	2007-AR1 2A1A	5.105	†	04/19/38	859,965
820	First Horizon Alternative Mortgage Sec. 2006-FA8 1A7	6.000		02/25/37	822,667
	Greenpoint Mortgage Funding Trust
598	2006-AR2 4A1	6.788	†	03/25/36	572,534
1,667	2005-AR3 X1 (IO)	2.593	†	08/25/45	52,967
2,541	2005-AR4 X4 (IO)	2.515	†	10/25/45	85,767
	GS Mortgage Securities Corp.
122	2007-NIM1 N1 144A*	6.250		08/25/46	120,246
7	2006-NIM3 N1 144A*	6.414		06/25/46	6,803
	Harborview Mortgage Loan Trust
2,691	2005-2 X (IO)	1.212	†	05/19/35	62,238
999	2006-10 1A1B	5.205	†	11/19/36	908,186
631	2006-7 2A1B	5.215	†	10/19/37	574,047
785	2006-8 2A1B	5.182	†	08/21/36	725,651
570	2006-1 2A1A	5.205	†	03/19/37	535,863
876	2006-9 2AB2	5.229	†	11/19/36	802,863
731	2006-14 2A1B	5.165	†	03/19/38	667,735
‡	2006-5 PO2 (PO)	—		07/19/47	19
5,401	2006-5 X2 (IO)	1.689	†	07/19/47	212,668
1,701	2005-16 X1 (IO)	1.723	†	01/19/36	60,063
4,062	2005-16 X3 (IO)	1.573	†	01/19/36	126,941
2,783	2005-3 X2 (IO)	0.935	†	06/19/35	69,582
725	2005-9 2A1C 2A1C	5.399	†	06/20/35	680,326
215	2005-9 B1	5.549	†	06/20/35	199,355
2	2006-1 PO1 (PO)	—		03/19/37	1,470
1,152	2006-12 2A2B	5.215	†	01/19/38	1,053,839
493	2005-12 2A11	6.788	†	10/19/35	510,800
1,280	2005-16 4A1A	6.788	†	01/19/36	1,278,626
3,364	2006-1 X1 (IO)	1.658	†	03/19/37	149,277

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Harborview NIM Corp.
$119	2006-14 N1 144A*	6.409%		03/19/38	$119,193
23	2006-9A N1 144A*	6.409		11/19/36	23,114
108	2007-1A N1 144A*	6.409		03/19/37	108,052
160	2006-12 N1 144A*	6.409		12/19/36	159,730
	Indymac Index Mortgage Loan Trust
155	2004-AR3 B1	5.365	†	07/25/34	146,198
2,404	2005-AR12 AX2 (IO)	1.876	†	07/25/35	87,148
	Luminent Mortgage Trust
747	2006-6 A1	5.065	†	10/25/46	700,999
485	2006-1 A1	5.105	†	04/25/36	456,330
536	2006-2 A1B	5.145	†	02/25/46	492,958
781	2006-4 A1B	5.095	†	05/25/46	720,411
425	Master Adjustable Rate Mortgages Trust 2007-3 1M2	5.965	†	05/25/47	242,115
657	Mortgageit Trust 2006-1 2A1B	5.145	†	04/25/36	601,414
	Residential Accredit Loans Inc.
7	2006-Q04 N1 144A*	6.048		04/25/46	7,290
219	2006-Q01 1A1	5.125	†	02/25/46	203,835
233	2006-Q01 2A1	5.135	†	02/25/46	220,490
738	2006-QH1 A1	5.055	†	12/25/36	688,980
663	2007-Q03 A3	5.125	†	03/25/47	534,110
573	2007-QO4 A2	5.125	†	05/25/47	523,824
334	2007-QO4 A3	5.165	†	05/25/47	273,550
932	2006-QO6 A2	5.095	†	06/25/46	849,946
899	2006-QO10 A2	5.065	†	01/25/37	790,259
840	2006-QO2 A2	5.135	†	02/25/46	764,800
1,170	2007-QH1 A2	5.055	†	02/25/37	1,063,811
36	Sharp SP I LLC Net Interest Margin Trust 2006-AHM3 N1 144A*	7.00		10/25/46	35,607
	Structure Asset Mortgage Investment Inc.
415	2006-AR1 2A2	5.175	†	02/25/36	377,391
636	200-AR2 A2	5.175	†	02/25/36	582,792
930	2006-AR8 A1A	5.065	†	10/25/36	883,937
766	2007-AR1 2A2	5.075	†	01/25/37	698,691
863	2007-AR2 1A2	5.055	†	02/25/37	786,766
756	2006-AR3 11A2	5.135	†	04/25/36	697,172

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	WAMU Mortgage Pass-Through Certificates
$810	2007-0A1 A1B	5.065	†%	02/25/47	$736,022
460	2005-AR13 A1B2	6.238	†	10/25/45	450,550
678	2006-AR4 1A1B	5.728	†	05/25/46	640,967
431	2005-AR13 A1B3	5.225	†	10/25/45	394,070
465	2005-AR15 A1B3	5.205	†	11/25/45	429,754
401	2005-AR8 2AB3	5.225	†	07/25/45	362,619
700	2006-AR6 2A	5.748	†	08/25/46	639,968
1,016	2006-AR9 1A	5.788	†	08/25/46	988,436
800	32007-0A1 CA1B	5.065	†	12/25/46	730,690
2,108	2004-AR10 X (IO)	1.466	†	07/25/44	39,534
2,948	2004-AR12 X (IO)	1.337	†	10/25/44	57,118
1,152	2004-AR8 X (IO)	1.519	†	06/25/44	22,325
755	2006-AR2 A1A	5.728	†	04/25/46	720,175
	Total Private Issues				43,746,663
	Total Collateralized Mortgage Obligations (Cost $49,526,377)				45,618,484
	Asset-Backed Securities (18.2%)
250	Aegis Asset Backed Securities Trust 2004-2 B1	6.865	†	06/25/34	128,010
375	Ameriquest Mortgage Securities Inc. 2004-R7 M5	6.015	†	08/25/34	312,522
1,475	Bank of America Credit Card Trust 2007-A13 A13	5.248	†	04/16/12	1,474,768
1,100	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,104,224
1,400	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,413,945
700	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02		09/15/11	705,512
1,011	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,017,935
576	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	573,960
65	CNH Equipment Trust 2005-A A3	4.02		04/15/09	65,244
517	CNH Equipment Trust 2006-B A3	5.20		06/15/10	518,815
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	557,461
303	Credit-Based Asset Servicing and Sec. 2006-CB6 A21	4.905	†	07/25/36	296,631
975	Daimler Chrysler Auto Trust 2007-A A3A	5.00		02/08/12	984,160
1,100	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	1,105,177
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,194,069
622	GE Equipment Small Ticket LLC 2005-2A A3 - 144A*	4.88		10/22/09	622,584
1,175	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,180,632
392	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	387,383
555	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	550,010
732	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	728,237
850	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	847,972

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93%		02/25/10	$626,551
76	Home Equity Asset Trust 2004-3 B1	6.965	†	08/25/34	58,703
463	Honda Auto Receivables Owner Trust 2005-5 A3	4.61		08/17/09	462,521
551	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	551,416
975	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	980,011
237	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	236,779
357	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	354,084
495	Nationstar Home Equity Loan Trust 2007-C 2AV1	4.925	†	06/25/37	477,938
337	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	335,699
850	Nissan Auto Receivables Owner Trust 2007-B A3	5.03		05/16/11	858,117
450	Park Place Securities Inc. 2004-MCW1 M7	6.715	†	10/25/34	329,688
201	Soundview Home Equity Loan Trust 2006-OPT3 2A1	4.925	†	06/25/36	200,875
181	Structured Asset Investment Loan Trust 2003-BC4 M2	7.865	†	06/25/33	145,600
595	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	594,685
900	USAA Auto Owner Trust 2007-2 A3	4.90		02/15/12	906,337
151	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	150,927
153	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	152,852
	Total Asset-Backed Securities (Cost $23,495,462)				23,192,034
	Commercial Mortgage-Backed Securities (0.8%)
751	JP Morgan Chase Commercial Mortgage Sec. 2007-LD11 A1	5.651	†	06/15/49	759,652
270	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622	†	12/10/49	274,351
	Total Commercial Mortgage-Backed Securities (Cost $1,023,824)				1,034,003
	U.S. Government Agencies - Mortgage-Backed Securities (7.9%)
52	Federal Home Loan Mortgage Corp.	7.50		08/01/32	55,168
330	Federal Home Loan Mortgage Corp. (PC) Gold	7.50		02/01/27 - 04/01/32	352,056
719	Federal Home Loan Mortgage Corp. (ARM)	4.344		10/01/33	726,451
696	Federal Home Loan Mortgage Corp. (ARM)	4.37		07/01/35	694,918
203	Federal Home Loan Mortgage Corp. (ARM)	5.447		07/01/34	208,456
250	Federal Home Loan Mortgage Corp. (ARM)	6.04		08/01/34	255,029
721	Federal National Mortgage Assoc.	6.50		01/01/32 - 11/01/33	745,282
993	Federal National Mortgage Assoc.	7.00		11/01/24 - 11/01/34	1,045,163
600	Federal National Mortgage Assoc.	7.00		***	624,188
1,077	Federal National Mortgage Assoc.	7.50		03/01/24 - 08/01/32	1,149,556

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$524	Federal National Mortgage Assoc. (ARM)	4.282%	04/01/35	$526,837
425	Federal National Mortgage Assoc. (ARM)	4.324	05/01/35	434,170
454	Federal National Mortgage Assoc. (ARM)	4.331	05/01/35	461,478
213	Federal National Mortgage Assoc. (ARM)	4.537	04/01/35	213,727
642	Federal National Mortgage Assoc. (ARM)	4.658	05/01/35	640,948
719	Federal National Mortgage Assoc. (ARM)	4.716	09/01/35	716,525
597	Federal National Mortgage Assoc. (ARM)	4.781	07/01/35	597,454
170	Federal National Mortgage Assoc. (ARM)	5.476	07/01/34	171,417
77	Federal National Mortgage Assoc. (ARM)	5.59	06/01/34	77,257
157	Federal National Mortgage Assoc. (ARM)	6.155	09/01/34	158,549
207	Federal National Mortgage Assoc. (ARM)	6.872	07/01/33	211,147
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $10,046,728)			10,065,776
	Short-Term Investments (6.5%)
	U.S. Government Obligation (a) (0.1%)
125	U.S. Treasury Bill** (Cost $124,849)	4.845	01/10/08	124,849
NUMBER OF SHARES (000)
	Investment Company (b) (6.4%)
8,113	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class**** (Cost $8,112,774)			8,112,774
	Total Short-Term Investments (Cost $8,237,623)			8,237,623
	Total Investments (Cost $131,783,074) (c) (d)		100.1%	127,340,057
	Liabilities in Excess of Other Assets		(0.01)	(59,739)
	Net Assets		100.0%	$127,280,318

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of December 31, 2007.

  IO  Interest Only Security.

  MTN  Medium Term Note.

  PC  Participation Certificate.

  PO  Principal Only Security. No rate exists for a principal only security.

  *  Resale is restricted to qualified institutional investors.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $39,140.

  ***  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  ****  Includes cash in the amount of $520,000 designated as collateral in connection with open swap contracts.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

  †  Floating rate security. Rate shown is the rate in effect at December 31, 2007.

  ‡  Amount is less than one thousand.

  (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (b)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $58,701,742 in connection with security purchased on a forward commitment basis, open futures contracts and open swap contracts.

  (d)  The aggregate cost for federal income tax purposes is $132,265,831. The aggregate gross unrealized appreciation is $360,653 and the aggregate gross unrealized depreciation is $5,286,427, resulting in net unrealized depreciation of $4,925,774.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
101	Long	U.S. Treasury Note 10 Year, March 2008	$11,452,454	$52,124
66	Long	U.S. Treasury Note 5 Year, March 2008	7,278,563	23,132
35	Short	U.S. Treasury Bond 20 Year, March 2008	(4,073,125)	337
166	Short	U.S. Treasury Note 2 Year, March 2008	(34,901,500)	(38,645)
Net Unrealized Appreciation				$36,948

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

Interest Rate Swap Contracts Open at December 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION
J.P. Morgan Chase N.A. New York	$2,800	Fixed Rate 5.391%	Floating Rate 5.15%	June 6, 2009	$55,104
J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.486	Floating Rate 5.058	June 14, 2009	60,172
J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.365	Floating Rate 4.843	June 28, 2009	58,660
J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.358	Floating Rate 5.36	July 13, 2009	60,729
J.P. Morgan Chase N.A. New York	2,800	Fixed Rate 5.079	Floating Rate 5.356	August 1, 2009	51,324
Goldman Sachs & Co.	2,700	Fixed Rate 4.642	Floating Rate 5.14	September 11, 2009	32,886
J.P. Morgan Chase N.A. New York	2,700	Fixed Rate 4.794	Floating Rate 4.926	September 20, 2009	41,415
J.P. Morgan Chase N.A. New York	2,700	Fixed Rate 4.783	Floating Rate 5.209	October 18, 2009	44,091
Deutsche Bank AG, New York	2,700	Fixed Rate 4.55	Floating Rate 5.151	October 23, 2009	33,450
J.P. Morgan Chase N.A. New York	2,700	Fixed Rate 4.385	Floating Rate 5.011	October 29, 2009	25,998
Deutsche Bank AG, New York	2,700	Fixed Rate 4.427	Floating Rate 4.898	November 8, 2009	28,536
J.P. Morgan Chase N.A. New York	2,600	Fixed Rate 4.139	Floating Rate 5.133	December 12, 2009	14,142
J.P. Morgan Chase N.A. New York	2,600	Fixed Rate 3.989	Floating Rate 5.058	December 14, 2009	7,226
Total Unrealized Appreciation					$513,733

†  Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments  ■  December 31, 2007 continued

Credit Default Swap Contracts Open at December 31, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Dell Inc.	Buy	$365	0.22%	March 20, 2012	$1,122
Citibank, N.A., New York Covidien	Buy	53	0.43	March 20, 2012	(941)
Citibank, N.A., New York Covidien	Buy	130	0.43	March 20, 2012	(386)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	(132)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	130	0.43	March 20, 2012	(54)
Citibank, N.A., New York Tyco International Ltd.	Buy	53	0.43	March 20, 2012	(132)
Citibank, N.A., New York Tyco International Ltd.	Buy	130	0.43	March 20, 2012	(54)
Goldman Sachs International Dow Jones Index	Sell	1,400	0.36	June 20, 2012	(9,646)
Net Unrealized Depreciation					$(10,223)

LONG-TERM CREDIT ANALYSIS
AAA	67.2%
AA	12.5
A	10.1
BBB	10.2
	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of $57,705,642 with net unrealized appreciation of $36,948. Also does not include open swap contracts with unrealized appreciation of $503,510.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (70.0%)
	Advertising/Marketing Services (0.2%)
$730	Interpublic Group of Companies, Inc. (The)	6.25%	11/15/14	$624,150
	Air Freight/Couriers (1.3%)
4,071	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,433,115
	Airlines (0.7%)
969	America West Airlines, Inc. (Class A)	6.85	07/02/09	964,295
1,406	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,455,122
				2,419,417
	Auto Parts: O.E.M. (0.3%)
980	ArvinMeritor, Inc.	8.75	03/01/12	918,750
	Beverages: Alcoholic (0.9%)
470	Anheuser Busch Cos Inc.	5.50	01/15/18	480,734
2,635	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	2,565,947
				3,046,681
	Cable/Satellite TV (1.7%)
1,650	Comcast Cable Communications, Inc.	6.75	01/30/11	1,726,243
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,064,920
1,880	Comcast Corp.	6.50	01/15/15	1,965,081
895	EchoStar DBS Corp.	6.375	10/01/11	886,498
425	EchoStar DBS Corp.	6.625	10/01/14	423,938
				6,066,680
	Chemicals: Major Diversified (0.2%)
525	Dupont (EI) De Nemours	5.00	01/15/13	528,893
	Data Processing Services (0.3%)
1,035	FISERV Inc.	6.80	11/20/17	1,060,680
	Discount stores (0.1%)
330	Target Corp.	6.50	10/15/37	332,776
	Department Stores (1.3%)
2,275	Federated Department Stores, Inc.	6.625	09/01/08	2,292,688
610	J.C. Penney Co., Inc.	5.75	02/15/18	574,055
1,875	May Department Stores Co.	5.95	11/01/08	1,880,168
				4,746,911
	Drugstore Chains (1.0%)
150	CVS Caremark Corp.	5.75	06/01/17	151,238
1,180	CVS Corp.	5.75	08/15/11	1,209,698
2,220	CVS Lease Pass-Through - 144A*	6.036	12/10/28	2,137,472
				3,498,408

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric Utilities (8.8%)
$3,090	Arizona Public Service Co.	5.80%	06/30/14	$3,088,486
670	CenterPoint Energy Resources, Corp.	6.25	02/01/37	645,074
375	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	412,190
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,113,157
2,195	Consumers Energy Co. (Series H)	4.80	02/17/09	2,190,395
650	Carolina P&L	5.15	04/01/15	645,724
650	DCP Midstream LLC	6.75	09/15/37	659,389
1,535	Detroit Edison Co. (The)	6.125	10/01/10	1,592,400
120	Detroit Edison Company	5.20	10/15/12	121,641
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,325,546
910	Enel Finance Internation - 144A*	5.70	01/15/13	924,909
940	Entergy Gulf States, Inc.	3.60	06/01/08	932,959
1,875	Entergy Gulf States, Inc.	5.524	12/01/09	1,863,225
2,425	Entergy Gulf States, Inc. - 144A*	5.896	12/08/08	2,433,245
1,780	Exelon Corp.	6.75	05/01/11	1,861,755
365	Florida Power Corp.	5.80	09/15/17	379,818
1,905	Ohio Edison Co.	6.40	07/15/16	1,954,099
2,205	Ohio Power Company (Series K)	6.00	06/01/16	2,232,563
1,120	Pacific Gas & Electric Company	5.625	11/30/17	1,125,507
465	Pacificorp	6.25	10/15/37	481,848
1,015	Public Service Electric & Gas Co. (Series G)	5.125	09/01/12	1,023,332
1,325	Texas Eastern Transmission	7.00	07/15/32	1,487,552
985	Union Electric Co.	6.40	06/15/17	1,034,131
430	Virginia Electric Power	5.95	09/15/17	444,058
				30,973,003
	Electrical Products (0.5%)
1,580	Cooper Industries, Inc.	5.25	11/15/12	1,629,421
	Electronic Equipment/Instruments (0.3%)
940	Xerox Corp.	5.50	05/15/12	956,539
	Environmental Services (1.5%)
5,155	Waste Management, Inc.	7.375	08/01/10	5,448,402
	Finance/Rental/Leasing (2.8%)
895	Capital One Financial Corp.	6.75	09/15/17	859,908
2,120	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	1,679,634
870	Capmark Financial Group Inc. - 144A*	6.30	05/10/17	649,602
1,930	CIT Group, Inc.	5.65	02/13/17	1,697,132
2,360	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	2,132,838
3,000	SLM Corp.	5.244	07/26/10	2,763,048
				9,782,162

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Financial Conglomerates (3.1%)
$1,165	Brookfield Asset Management Inc. (Canada)	5.80%	04/25/17	$1,174,971
1,735	Citigroup Inc.	5.875	05/29/37	1,624,652
1,845	Citigroup Inc.	5.25	02/27/12	1,860,950
5,290	JPMorgan Chase & Co.	6.75	02/01/11	5,558,304
635	Prudential Financial Inc.	6.625	12/01/37	642,423
				10,861,300
	Food Retail (1.0%)
1,400	Delhaize America, Inc.	9.00	04/15/31	1,625,646
1,930	Fred Meyer, Inc.	7.45	03/01/08	1,936,838
				3,562,484
	Food: Major Diversified (1.3%)
925	ConAgra Foods, Inc.	7.00	10/01/28	984,256
1,040	ConAgra Foods, Inc.	8.25	09/15/30	1,235,438
740	Kellogg Co.	5.125	12/03/12	747,000
1,495	Kraft Foods Inc.	6.00	02/11/13	1,538,696
				4,505,390
	Food: Meat/Fish/Dairy (0.3%)
290	Pilgrim's Pride Corp.	7.625	05/01/15	286,375
800	Smithfield Foods, Inc. (Series B)	8.00	10/15/09	812,000
				1,098,375
	Gas Distributors (1.3%)
815	Keyspan Corp.	4.90	05/16/08	814,572
1,870	NiSource Finance Corp.	5.585	11/23/09	1,852,768
1,700	NiSource Finance Corp.	7.875	11/15/10	1,804,548
				4,471,888
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375	05/15/33	221,147
	Home Improvement Chains (0.9%)
3,345	Home Depot Inc.	5.116	12/16/09	3,278,605
	Industrial Conglomerates (2.8%)
9,930	General Electric Co.	5.25	12/06/17	9,927,796
	Insurance Brokers/Services (1.8%)
1,760	Bear Stearns Companies Inc. (The)	5.55	01/22/17	1,580,047
1,500	Farmers Exchange Capital - 144A*	7.05	07/15/28	1,486,943
3,105	Farmers Insurance Exchange - 144A*	8.625	05/01/24	3,465,590
				6,532,580

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Integrated Oil (0.9%)
$1,460	Amerada Hess Corp.	6.65%	08/15/11	$1,542,173
1,590	Petro-Canada (Canada)	5.95	05/15/35	1,538,412
				3,080,585
	Investment Banks/Brokers (3.3%)
1,215	Bear Stearns Co., Inc.	6.40	10/02/17	1,175,973
4,950	Goldman Sachs GP	6.75	10/01/37	4,865,226
3,975	Lehman Brothers Holdings, Inc.	6.875	07/17/37	3,898,378
1,930	Merrill Lynch & Co.	5.70	05/02/17	1,842,731
				11,782,308
	Major Banks (7.9%)
1,865	Bank of America Corp.	5.75	12/01/17	1,872,777
1,500	Bank of America Corp.	4.875	09/15/12	1,505,243
545	Barclays Bank PLC - 144A*	6.05	12/04/17	550,168
1,660	HSBC Finance Corp.	6.75	05/15/11	1,723,314
1,800	Huntington National Bank (Series T)	4.375	01/15/10	1,790,030
3,120	MBNA Corp. (Series F)	5.308	05/05/08	3,125,778
760	PNC Bank NA	6.00	12/07/17	755,233
1,580	Popular North America, Inc. (Series F)	5.65	04/15/09	1,595,955
4,910	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.143	10/24/08	4,901,265
1,370	Wachovia Bank NA	5.85	02/01/37	1,238,616
3,630	Washington Mutual	8.25	04/01/10	3,468,207
5,000	Wells Fargo Bank NA	7.55	06/21/10	5,347,040
				27,873,626
	Major Telecommunications (5.5%)
4,470	AT&T Corp.	8.00	11/15/31	5,505,721
2,335	France Telecom S.A. (France)	8.50	03/01/31	3,036,460
2,040	SBC Communications, Inc.	6.15	09/15/34	2,043,233
2,005	Sprint Capital Corp.	8.75	03/15/32	2,266,107
3,645	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	3,571,750
2,515	Telefonica Europe BV (Netherlands)	8.25	09/15/30	3,114,289
				19,537,560
	Media Conglomerates (2.2%)
1,050	News America Inc - 144A*	6.65	11/15/37	1,086,618
2,690	Time Warner, Inc.	5.109	11/13/09	2,624,977
1,905	Time Warner, Inc.	5.875	11/15/16	1,896,528
2,320	Viacom, Inc.	6.875	04/30/36	2,333,570
				7,941,693

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical Specialties (0.9%)
$3,135	Hospira, Inc.	5.31%	03/30/10	$3,113,676
	Motor Vehicles (0.8%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,590,143
1,015	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,283,763
				2,873,906
	Multi-Line Insurance (1.8%)
2,625	AIG SunAmerica Global Financing VI - 144A*	6.30	05/10/11	2,729,047
3,710	American General Finance Corp. (Series H)	4.625	09/01/10	3,682,461
				6,411,508
	Oil & Gas Pipelines (2.9%)
1,450	Colorado Interstate Gas Co.	6.80	11/15/15	1,516,643
1,265	Enterprise Products Operating L.P. (Series B)	5.60	10/15/14	1,264,225
955	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	984,274
2,465	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	2,243,645
2,195	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	2,212,889
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	976,100
1,085	Trans-Canada Pipelines	6.20	10/15/37	1,080,926
				10,278,702
	Oil & Gas Production (1.4%)
870	Anadarko Finance Co. (Series B) (Canada)	6.75	05/01/11	920,547
860	Chesapeake Energy Corp.	7.625	07/15/13	892,250
1,805	Devon Financing Corp.	6.875	09/30/11	1,934,554
1,220	Encana Corp.	6.50	02/01/38	1,264,950
				5,012,301
	Oil Refining/Marketing (0.3%)
1,210	Valero Energy Corp.	3.50	04/01/09	1,189,733
	Other Metals/Minerals (0.7%)
2,435	Brascan Corp. (Canada)	7.125	06/15/12	2,616,493
	Property - Casualty Insurers (1.5%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,509,335
2,545	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	2,630,502
				5,139,837
	Railroads (1.9%)
1,825	Burlington Santa Fe Corp.	6.125	03/15/09	1,849,590
1,835	Union Pacific Corp.	5.45	01/31/13	1,853,034
2,925	Union Pacific Corp.	6.625	02/01/08	2,928,542
				6,631,166

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Real Estate Development (0.4%)
$1,215	World Financial Properties - 144A*	6.91%	09/01/13	$1,269,761
155	World Financial Properties - 144A*	6.95	09/01/13	162,202
				1,431,963
	Restaurants (0.5%)
1,750	Tricon Global Restaurants, Inc.	8.875	04/15/11	1,931,680
	Savings Banks (2.4%)
500	Household Finance Corp.	4.125	11/16/09	494,494
1,140	Household Finance Corp.	6.375	10/15/11	1,175,549
1,915	Household Finance Corp.	8.00	07/15/10	2,042,314
4,655	Sovereign Bancorp, Inc.	5.114	03/23/10	4,621,604
				8,333,961
	Tobacco (0.2%)
795	Reynolds American Inc.	6.50	07/15/10	817,913
	Total Corporate Bonds (Cost $245,964,481)			246,924,164
	U.S. Government Agencies & Obligations (11.0%)
3	Federal Home Loan Mortgage Corp.	11.50	05/01/19	3,118
	Federal Home Loan Mortgage Corp. Gold
3		6.50	12/01/28	3,122
25		8.50	01/01/22 - 12/01/24	26,677
	Federal National Mortgage Assoc.
102		7.50	06/01/28 - 04/01/32	109,037
1,338		8.00	08/01/29 - 04/01/32	1,429,961
2		9.00	06/01/21 - 01/01/25	2,226
	Government National Mortgage Assoc.
1		7.50	04/15/24	776
437		8.00	10/15/24 - 11/15/29	473,260
76		8.50	09/15/21 - 03/01/28	82,713
79		9.00	07/15/24 - 11/15/24	85,494
6		10.00	05/15/16 - 04/15/19	6,811
3,700	U.S. Treasury Bond	4.50	02/15/36	3,719,947
31,000	U.S. Treasury Notes	3.50 - 6.50	11/15/09 - 08/15/10	32,992,785
	Total U.S. Government Agencies & Obligations (Cost $38,009,273)			38,935,927

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (9.1%)
	Banc of America Commercial Mortgage Inc.
$1,425	2007-2 A4	5.867	†%	04/10/49	$1,465,063
2,000	2007-3 A4	5.838	†	06/10/49	2,048,653
1,500	Bear Stearns Commercial Mortgage Sec. 2007-PW16 A4	5.902	†	06/11/40	1,546,470
2,000	Citigroup Commercial Mortgage Trust 2007-C6 A4	5.889	†	06/10/17	2,060,576
3,000	Commercial Mortgage Pass-Through Certificates	6.010	†	12/10/49	3,115,019
	2007-C9 A4
2,225	Greenwich Capital Funding Corp. 2007-GG9 A4	5.444		03/10/39	2,242,413
2,825	GS Mortgage Securities Corporation II 2007-GG10 A4	5.993	†	08/10/45	2,927,461
	JP Morgan Chase Commercial Mortgage Sec.
2,200	2007-LD11 A4	6.007	†	06/15/49	2,280,805
1,800	2007-CB19 A4	5.937	†	02/12/49	1,854,920
975	2007-CB18 A4	5.440		06/12/47	980,731
1,475	LB Commercial Conduit Mortgage Trust 2007-C3 A4	6.134	†	07/15/44	1,545,485
975	LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43		02/15/40	981,187
1,500	LB-UBS Commercial Mortgage Trust 2007-C6 A4	5.858		07/15/40	1,554,425
	Wachovia Bank Commercial Mortgage Trust
2,700	2007-C32 A3	5.929	†	06/15/49	2,777,469
2,300	2007-C30 A5	5.342		12/15/43	2,297,398
2,200	2007-C33 A4	6.10	†	02/15/51	2,301,515
	Total Commercial Mortgage-Backed Securities (Cost $30,595,219)				31,979,590
	Collateralized Mortgage Obligations (1.1%)
1,103	American Home Mortgage Assets 2007-5 A3	5.165	†	06/25/47	890,854
	Countrywide Alternative Loan Trust
995	2005-51 B1	5.949	†	11/20/35	507,395
648	2005-81 M1	5.565	†	02/25/37	545,265
500	2006-0A16 M4	5.385	†	10/25/46	235,000
550	Harborview Mortgage Loan Trust 2006-8 B4	5.482	†	08/21/36	275,000
900	Lehman XS Trust 2007-4N M4	5.865	†	03/25/47	612,360
498	Luminent Mortgage Trust 2006-5 B1	5.225	†	07/25/36	383,438
975	Master Adjustable Rate Mortgage Trust 2007-3 1M1	5.715	†	05/25/47	515,835
	Total Collateralized Mortgage Obligations (Cost $4,856,118)				3,965,147

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Asset-Backed Securities (4.6%)
	$1,250	Capital One Multi-Asset Execution Trust 2007-A7 A7	5.75%	07/15/20	$1,260,251
	1,450	Chase Issuance Trust 2007-A17 A	5.12	10/15/14	1,486,775
	1,675	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65	09/20/19	1,680,096
	1,375	Discover Card Master Trust 2007-A1 A1	5.65	03/16/20	1,376,018
	3,100	Ford Credit Auto Owner Trust 2007-A A3A	5.40	08/15/11	3,150,309
	2,950	GS Auto Loan Trust 2007-1 A3	5.39	12/15/11	2,987,182
	1,356	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	1,344,469
	106	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	105,515
	2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	2,425,349
	246	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	245,459
		Total Asset-Backed Securities (Cost $15,915,244)			16,061,423
		Foreign Government Obligations (0.7%)
MXN	18,385	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50	12/18/14	1,811,329
	$645	Republic of Argentina (Argentina)	8.28	12/31/33	615,074
		Total Foreign Government Obligations (Cost $2,374,175)			2,426,403
		Short-Term Investments (2.4%)
		U.S. Government Obligations (a) (0.4%)
	1,435	U.S. Treasury Bills** (Cost $1,433,278)	4.735 - 4.845	01/10/08	1,433,278
NUMBER OF SHARES (000)
		Investment Company (b) (2.0%)
	6,943	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class*** (Cost $6,943,470)			6,943,470
		Total Short-Term Investments (Cost $8,376,748)			8,376,748
		Total Investments (Cost $346,091,258) (c) (d)		98.9%	348,669,402
		Other Assets in Excess of Liabilities		1.1	3,983,459
		Net Assets		100.0%	$352,652,861

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

MXN  Mexican New Peso.

  *  Resale is restricted to qualified institutional investors.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,172,880.

  ***  Includes cash in the amount of $5,590,000 designated as collateral in connection with open swap contracts.

  †  Floating rate security. Rate shown is the rate in effect at December 31, 2007.

  (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (b)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $183,398,149 in connection with open futures contracts and open swap contracts.

  (d)  The aggregate cost for federal income tax purposes is $348,158,162. The aggregate gross unrealized appreciation is $5,741,770 and the aggregate gross unrealized depreciation is $5,230,530, resulting in net unrealized appreciation of $511,240.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
334	Long	U.S.Treasury Note 5 Year, March 2008	$36,833,938	$210,845
122	Long	U.S.Treasury Note 2 Year, March 2008	25,650,500	27,234
493	Short	U.S.Treasury Note 10 Year, March 2008	(55,901,581)	(237,763)
500	Short	U.S.Treasury Bond 20 Year, March 2008	(58,187,500)	34,753
Net Unrealized Appreciation				$35,069

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

Interest Rate Swap Contracts Open at December 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION
Deutsche Bank AG, New York	$75,550	Fixed Rate 5.389%	Floating Rate 5.03%	May 25, 2017	$4,381,900
Deutsche Bank AG, New York	11,600	Fixed Rate 5.429	Floating Rate 5.062	May 29, 2017	706,788
J.P. Morgan Chase N.A. New York	7,800	Fixed Rate 5.448	Floating Rate 5.062	May 29, 2017	486,946
J.P. Morgan Chase N.A. New York	21,200	Fixed Rate 5.454	Floating Rate 5.621	June 4, 2017	1,327,756
Citibank N.A. New York	8,000	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	499,680
Citibank N.A. New York	16,500	Fixed Rate 5.275	Floating Rate 5.084	October 25, 1937	649,424
J.P. Morgan Chase N.A. New York	11,400	Floating Rate 4.582	Fixed Rate 5.131	December 4, 2017	83,334
Total Unrealized Appreciation					$8,135,828

†  Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

Credit Default Swap Contracts Open at December 31, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	$3,900	0.12%	December 20, 2011	$28,805
Goldman Sachs International Motorola, Inc.	Buy	1,270	0.15	December 20, 2011	21,775
Goldman Sachs International Motorola, Inc.	Buy	2,640	0.157	December 20, 2011	44,587
Goldman Sachs International Union Pacific Corp.	Buy	1,950	0.20	December 20, 2011	8,598
Goldman Sachs International Dow Jones Index	Buy	7,850	0.75	December 20, 2011	304,037
Citibank, N.A., New York Covidien Ltd.	Buy	400	0.43	March 20, 2012	(2,896)
Citibank, N.A., New York Covidien Ltd.	Buy	767	0.43	March 20, 2012	(5,551)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	400	0.43	March 20, 2012	(405)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	767	0.43	March 20, 2012	(776)
Citibank, N.A., New York Tyco International Ltd.	Buy	400	0.43	March 20, 2012	(405)
Citibank, N.A., New York Tyco International Ltd.	Buy	767	0.43	March 20, 2012	(776)
Goldman Sachs International Chubb Corp.	Buy	3,900	0.10	March 20, 2012	26,169
Goldman Sachs International Dell Inc.	Buy	1,960	0.22	March 20, 2012	6,025
Goldman Sachs International Gap, Inc.	Buy	2,360	1.19	March 20, 2012	(42,261)
Bank of America, N.A. Centurytel Inc.	Buy	905	0.88	September 20, 2017	(2,284)
Net Unrealized Appreciation					$384,642

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments  ■  December 31, 2007 continued

LONG-TERM CREDIT ANALYSIS
AAA	29.8%
AA	12.7
A	21.5
BBB	33.7
BBB	1.7
B or BELOW	0.5
NR	0.1
	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of $176,573,519 with net unrealized appreciation of $35,069. Also does not include open swap contracts with unrealized appreciation of $8,520,470.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (90.7%)
	Advertising/Marketing Services (2.0%)
$445	Idearc Inc.	8.00%		11/15/16	$410,512
220	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	188,100
380	Valassis Communications, Inc. 144A*	8.25		03/01/15	340,575
					939,187
	Aluminum (1.0%)
500	Novelis, Inc. - (Canada)	7.25		02/15/15	472,500
	Apparel/Footwear (1.4%)
225	Oxford Industries, Inc.	8.875		06/01/11	225,000
405	Phillips-Van Heusen Corp.	7.25		02/15/11	409,556
					634,556
	Apparel/Footwear Retail (0.7%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	338,250
	Auto Parts: O.E.M. (0.7%)
370	ArvinMeritor, Inc.	8.75		03/01/12	346,875
	Beverages: Alcoholic (0.4%)
210	Constellation Brands, Inc. - 144A*	7.25		05/15/17	195,300
	Broadcasting (0.9%)
260	LIN Television Corp.	6.50		05/15/13	246,025
190	Univision Communications - 144A*	9.75		03/15/15	174,088
					420,113
	Building Products (1.8%)
275	Interface Inc.	9.50		02/01/14	288,750
145	Interface Inc.	10.375		02/01/10	152,613
505	Nortek Inc.	8.50		09/01/14	406,525
					847,888
	Cable/Satellite TV (4.2%)
565	Cablevision Systems Corp. (Series B)	9.644	**	04/01/09	574,181
125	CCH II/CCH II	10.25		09/15/10	123,125
182	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	149,240
100	Echostar DBS Corp.	6.375		10/01/11	99,050
330	Echostar DBS Corp.	6.625		10/01/14	329,175
85	Intelsat Bermuda Ltd. (Bermuda)	8.886		01/15/15	85,637
45	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.25		01/15/13	45,450
440	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.625		01/15/15	444,400
65	Virgin Media Finance plc (United Kingdom)	8.75		04/15/14	64,838
					1,915,096

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Casino/Gaming (5.7%)
$4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.50%		03/01/10	$0
680	Isle of Capri Casinos	7.00		03/01/14	561,000
555	Las Vegas Sands Corp.	6.375		02/15/15	524,475
845	MGM Mirage Inc.	6.00		10/01/09	845,000
7,210	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00		12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	626,500
85	Station Casinos, Inc.	7.75		08/15/16	77,138
					2,634,113
	Chemicals: Agricultural (0.6%)
295	Terra Capital Inc. (Series B)	7.00		02/01/17	289,838
	Chemicals: Major Diversified (0.6%)
290	Westlake Chemical Corp.	6.625		01/15/16	275,500
	Chemicals: Specialty (1.8%)
160	Innophos Holdings Inc. - 144A*	9.50		04/15/12	157,600
270	Innophos, Inc.	8.875		08/15/14	270,000
250	Koppers Holdings, Inc.	9.875	†	11/15/14	211,250
175	Koppers Industry Inc.	9.875		10/15/13	185,063
					823,913
	Coal (1.2%)
140	Foundation PA Coal Co.	7.25		08/01/14	138,950
460	Massey Energy Co.	6.875		12/15/13	435,850
					574,800
	Containers/Packaging (4.1%)
405	Berry Plastics Holding Corp.	8.875		09/15/14	386,775
160	Berry Plastics Holdings Corp. - 144A*	10.25		03/01/16	140,800
155	Graham Packaging Company Inc.	8.50		10/15/12	145,700
350	Graham Packaging Company Inc.	9.875		10/15/14	323,750
430	Graphic Packaging International Corp.	9.50		08/15/13	426,775
460	Owens-Illinois, Inc.	7.50		05/15/10	468,050
					1,891,850
	Data Processing Services (0.8%)
345	Sungard Data Systems Inc.	9.125		08/15/13	352,763
	Drugstore Chains (0.9%)
410	Rite Aid Corp.	8.125		05/01/10	403,850

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric Utilities (5.0%)
$270	AES Corp. (The)	7.75%	03/01/14	$273,375
42	AES Corp. (The)	8.875	02/15/11	43,995
54	AES Corp. (The)	9.375	09/15/10	56,970
285	Intergen - 144A	9.00	06/30/17	301,388
275	IPALCO Enterprises, Inc.	8.375	11/14/08	281,187
115	IPALCO Enterprises, Inc.	8.625	11/14/11	120,750
200	Nevada Power Co.	8.25	06/01/11	218,235
303	PSEG Energy Holdings Inc.	8.625	02/15/08	305,079
265	Reliant Energy Inc.	7.875	06/15/17	263,675
235	Texas Competitive Electric Holdings LLC - 144A*	10.25	11/01/15	233,825
195	Texas Competitive Electric Holdings LLC 144A*	10.25	11/01/15	194,025
				2,292,504
	Electrical Products (1.4%)
120	Balder Electric Co.	8.625	02/15/17	124,200
512	Ormat Funding Corp.	8.25	12/30/20	514,481
				638,681
	Environmental Services (1.4%)
280	Allied Waste North America, Inc.	5.75	02/15/11	275,800
355	Allied Waste North America, Inc.	7.875	04/15/13	364,762
				640,562
	Finance/Rental/Leasing (3.0%)
75	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	59,421
35	Capmark Financial Group Inc. - 144A*	6.30	05/10/17	26,133
455	Ford Motor Credit Corp.	7.00	10/01/13	380,528
415	Ford Motor Credit Corp.	7.25	10/25/11	359,742
380	Ford Motor Credit Corp.	5.80	01/12/09	360,780
190	Residential Capital Corp.	6.375	06/30/10	122,550
130	Residential Capital LLC	6.50	04/17/13	80,600
				1,389,754
	Financial Conglomerates (1.1%)
600	General Motors Acceptance Corp.	6.875	09/15/11	513,696
	Food Retail (1.5%)
168	CA FM Lease Trust - 144A*	8.50	07/15/17	186,719
125	Delhaize America, Inc.	9.00	04/15/31	145,147
210	Supervalu Inc.	7.50	05/15/12	218,179
120	Supervalu Inc.	7.50	11/15/14	123,600
				673,645

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Food: Meat/Fish/Dairy (2.8%)
	$290	Michael Foods Inc. (Series B)	8.00%		11/15/13	$288,550
	480	Pilgrim's Pride Corp.	7.625		05/01/15	474,000
	535	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	543,025
						1,305,575
		Forest Products (0.9%)
	120	Crown Americas, Inc.	7.625		11/15/13	123,300
EUR	200	Crown Euro Holdings SA (France)	6.25		09/01/11	286,562
						409,862
		Gas Distributors (0.6%)
	$285	DYNEGY Holdings Inc - 144A*	7.75		06/01/19	264,337
		Home Building (0.1%)
	40	Pulte Homes, Inc.	6.375		05/15/33	30,503
		Home Furnishings (0.7%)
	355	Jarden Corp.	7.50		05/01/17	307,075
		Hospital/Nursing Management (3.9%)
	260	Community Health Systems - 144A*	8.875		07/15/15	266,175
	15	HCA INC	9.125		11/15/14	15,637
	385	HCA, Inc	6.25		02/15/13	338,800
	255	HCA, Inc.	5.75		03/15/14	212,925
	150	HCA, Inc.	6.50		02/15/16	127,500
	200	HCA, Inc.	8.70		02/10/10	201,521
	90	HCA, Inc.	8.75		09/01/10	91,237
	210	Sun Healthcare Group Inc - 144A*	9.125		04/15/15	212,625
	260	Tenet Healthcare Corp.	7.375		02/01/13	228,800
	130	Tenet Healthcare Corp.	9.875		07/01/14	124,475
						1,819,695
		Industrial Machinery (0.2%)
	100	Goodman Global Holding Company, Inc. (Series B)	7.991	**	06/15/12	99,750
		Industrial Specialties (1.6%)
	560	Johnsondiversy, Inc.	9.625		05/15/12	575,400
	180	UCAR Finance, Inc.	10.25		02/15/12	186,525
						761,925
		Information Technology/Services (0.4%)
	215	VANGENT INC	9.625		02/15/15	185,438
		Integrated Oil (0.2%)
	90	Cimarex Energy Co.	7.125		05/01/17	88,875
		Media Conglomerates (1.0%)
	491	Canwest Media Inc. (Canada)	8.00		09/15/12	465,837

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical Specialties (1.2%)
$475	Fisher Scientific International, Inc.	6.125%	07/01/15	$472,533
65	Invacare Corp.	9.75	02/15/15	66,138
				538,671
	Medical/Nursing Services (3.4%)
330	DaVita Inc.	6.625	03/15/13	330,000
370	FMC Finance III SA - 144A*	6.875	07/15/17	371,850
755	Fresenius Medical Care Capital Trust	7.875	06/15/11	785,200
95	Fresenius Medical Care Capital Trust II	7.875	02/01/08	95,237
				1,582,287
	Metal Fabrications (1.0%)
460	Hexcel Corp.	6.75	02/01/15	453,100
	Miscellaneous Commercial Services (1.1%)
505	Iron Mountain Inc.	8.625	04/01/13	513,838
	Miscellaneous Manufacturing (0.3%)
320	Propex Fabrics Inc.	10.00	12/01/12	145,600
	Motor Vehicles (0.7%)
175	General Motors Corp.	7.125	07/15/13	152,250
215	General Motors Corp. (a)	8.375	07/15/33	174,150
				326,400
	Oil & Gas Pipelines (4.1%)
670	Colorado Interstate Gas Co.	6.80	11/15/15	700,794
375	Pacific Energy Partners/Finance	7.125	06/15/14	390,607
735	Williams Companies, Inc. (The)	7.875	09/01/21	818,606
				1,910,007
	Oil & Gas Production (4.5%)
70	Chaparral Energy Inc. - 144A*	8.875	02/01/17	63,525
445	Chaparral Energy, Inc.	8.50	12/01/15	402,725
430	Chesapeake Energy Corp.	7.50	09/15/13	441,825
28	Chesapeake Energy Corp.	7.75	01/15/15	28,700
525	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	518,438
345	Husky Oil Ltd. (Canada)	8.90	08/15/28	349,614
250	Opti Canada Inc. - 144A* (Canada)	8.25	12/15/14	248,750
				2,053,577
	Oilfield Services/Equipment (1.0%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	208,587
250	Helix Energy Solutions - 144A*	9.50	01/15/16	255,625
				464,212

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Other Transportation (1.3%)
$610	CHC Helicopter Corp. (Canada)	7.375%	05/01/14	$579,500
	Pharmaceuticals: Major (0.6%)
260	Warner Chilcott Corp.	8.75	02/01/15	269,100
	Precious Metals (0.6%)
240	Freeport-McMoran C & G	8.375	04/01/17	258,000
	Publishing: Books/Magazines (0.7%)
327	Dex Media West/Finance	9.875	08/15/13	340,897
	Pulp & Paper (1.0%)
340	Georgia Pacific Corp. - 144A*	7.125	01/15/17	332,350
110	Glatfelter P.H. - 144A*	7.125	05/01/16	108,900
				441,250
	Real Estate Development (0.2%)
140	Realogy Corp. - 144A*	10.50	04/15/14	105,000
	Real Estate Investment Trusts (1.6%)
390	Host Marriott LP	6.375	03/15/15	382,200
335	Host Marriott LP	7.125	11/01/13	339,188
				721,388
	Restaurants (0.5%)
25	Aramark Corp. - 144A*	8.411	02/01/15	24,500
75	Aramark Corp. - 144A*	8.50	02/01/15	76,312
165	Aramark Services Inc.	5.00	06/01/12	142,725
				243,537
	Savings Banks (0.5%)
300	Washington Mutual Pfd - 144A*	9.75	10/29/49	240,351
	Semiconductors (0.7%)
365	Freescale Semiconductor - 144A*	8.875	12/15/14	327,587
	Services to the Health Industry (1.5%)
270	National Mentor Holdings Inc.	11.25	07/01/14	279,450
345	Omnicare Inc.	6.75	12/15/13	326,025
70	Omnicare Inc.	6.875	12/15/15	65,450
				670,925
	Specialty Stores (1.9%)
150	Asbury Automotive Group - 144A*	7.625	03/15/17	133,500
520	Sonic Automotive, Inc.	8.625	08/15/13	508,300
230	United Auto Group	7.75	12/15/16	216,200
				858,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Specialty Telecommunications (2.3%)
	$230	American Tower Corp.	7.125%		10/15/12	$237,475
	310	American Tower Corp.	7.50		05/01/12	320,850
	125	Citizens Communications	6.25		01/15/13	121,719
	98	Panamsat Corp.	9.00		08/15/14	98,980
	148	Qwest Communications International	8.369	**	02/15/09	148,740
	125	Winstream Corp.	8.125		08/01/13	130,000
						1,057,764
		Telecommunications (1.7%)
	357	Axtel SA (Mexico)	11.00		12/15/13	389,130
	615	Exodus Communications, Inc. (b)(c)(f)	11.625		07/15/10	0
	135	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	139,050
	4,679	Rhythms Netconnections, Inc. (b)(c)(f)	12.75		04/15/09	0
	110	TDC AS (Denmark)	6.50		04/19/12	157,489
	100	U.S. West Communications Corp.	5.625		11/15/08	100,000
						785,669
		Tobacco (0.7%)
	295	Reynolds American Inc.	6.50		07/15/10	303,502
		Water Utilities (1.3%)
	275	Nalco Co.	7.75		11/15/11	279,813
	285	Nalco Co.	8.875		11/15/13	298,538
						578,351
		Wholesale Distributors (1.0%)
	440	RBS Global & Rexnold Corp.	9.50		08/01/14	437,800
		Wireless Telecommunications (0.7%)
	300	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	328,500
		Total Corporate Bonds (Cost $59,842,486)				41,778,919
		Convertible Bond (0.3%)
		Telecommunication Equipment
	139	Nortel Networks Corp. (Canada) (Cost $137,803)	4.25		09/01/08	137,089
		Government Obligations (2.7%)
MXN	2,360	Mexican Fixed Rate Bonds	9.50		12/18/14	232,512
	$1,000	U.S. Treasury Bond	4.50		02/15/36	1,005,391
		Total Government Obligations (Cost $1,237,767)				1,237,903

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (0.7%)
	Finance/Rental/Leasing
$163	American Home Mortgage Assets - 2006-4 1A3	5.175%	10/25/46	$133,642
161	Countrywide Alternative Loan Trust - 2006-0A21 A3	5.230	03/20/47	131,880
100	Master Adjustable Rate Mortgage Trust - 2007-3 1M2	5.965	05/25/47	56,968
	Total Collateralized Mortgage Obligations (Cost $359,576)			322,490
	Senior Loans (1.1%)
	Data Processing Services (0.5%)
254	First Data Corp	7.959	09/24/14	242,280
	Oil & Gas Production (0.6%)
265	Sandridge Energy	8.625	04/01/15	264,338
	Total Senior Loans (Cost $512,150)			506,618

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (e)(f) (0.0%)
2,000	Fitzgeralds Gaming Corp. +	0
	Food: Specialty/Candy (d)(e)(f) (0.0%)
2,375	SFAC New Holdings Inc. ++	0
436	SFFB Holdings Inc.	0
		0
	Restaurants (d)(e)(f) (0.1%)
3,374	American Restaurant Group Holdings, Inc.	26,992
92,158	Catalina Restaurant Group (escrow)	922
		27,914
	Specialty Telecommunications (d)(e) (0.0%)
12,688	Birch Telecom Inc. +++(f)	127
131,683	PFB Telecom NV (Series B) (f)	0
565	XO Holdings, Inc.	1,170
		1,297
	Telecommunications (d)(e) (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (Bermuda)	11
	Textiles (d)(e)(f) (0.0%)
298,461	U.S. Leather, Inc.	0
	Wireless Telecommunications (0.0%)
521	USA Mobility, Inc.	7,450
	Total Common Stocks (Cost $41,768,507)	36,672

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (e) (0.0%)
	Casino/Gaming (f) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	$0
	Personnel Services (f) (0.0%)
42,250	Comforce Corp. - 144A*	12/01/09	0
	Specialty Telecommunications (d) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	238
849	XO Holdings, Inc. (Series B)	01/16/10	110
849	XO Holdings, Inc. (Series C)	01/16/10	42
			390

	Total Warrants (Cost $128,405)		390
NUMBER OF SHARES (000)
	Short-Term Investments (1.8%)
	Investment Company (g) (1.2%)
537	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $536,684)		536,684
PRINCIPAL AMOUNT IN THOUSANDS
	U.S. Government Obligation (j) (0.2%)
$120	U.S. Treasury Bills (Cost $119,912)		119,912
	Security Purchased from Securities Lending Collateral (i) (0.4%)
	Repurchase Agreement
187	Deutsche Bank Morgan Grenfell Inc. 1.50% due 01/02/08 (dated 12/31/07; proceeds $187,023) (Cost $187,000)		187,000
	Total Short-Term Investments (Cost $843,596)		843,596
	Total Investments (Cost $104,830,290) (h)(k)	97.4%	44,863,677
	Other Assets in Excess of Liabilities	2.6	1,194,758
	Net Assets	100.0%	$46,058,435

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

  *  Resale is restricted to qualified institutional investors.

  **  Floating rate security. Rate shown is the rate in effect at December 31, 2007.

  +  Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.

  ++  Resale is restricted, acquired (06/10/99) at a cost basis of $24.

  +++  Resale is restricted, acquired (between 03/06/98 and 08/25/98) at a cost basis of $6,473,685.

  †  Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

  (a)  All or a portion of this security was on loan at December 31, 2007.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing securities.

  (f)  Securities with total market value equal to $28,041 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.

  (g)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class.

  (h)  Securities have been designated as collateral in the amount equal to $11,213,962 in connection with open forward foreign currency, futures and swap contracts.

  (i)  Collateralized by federal agency and U.S. Treasury obligations.

  (j)  This security has been physically segregated in connection with open futures contracts in the amount of $95,840.

  (k)  The aggregate cost for federal income tax purposes is $104,657,530. The aggregate gross unrealized appreciation is $574,465 and the aggregate gross unrealized depreciation is $60,368,318, resulting in net unrealized depreciation of $59,793,853.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
11	Long	U.S. Treasury Note 2 Year,	$2,312,750	$556
		March 2008
9	Long	U.S. Treasury Note 5 Year,	992,531	4,911
		March 2008
13	Short	U.S. Treasury Note 10 Year,	(1,474,078)	(4,147)
		March 2008
54	Short	U.S. Treasury Bond 20 Year	(6,284,250)	19,192
		March 2008
Total Unrealized Appreciation				$20,512

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments  ■  December 31, 2007 continued

Interest Rate Swap Contracts Open at December 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION
Citibank N.A.	$2,800	Fixed Rate 5.005%	Floating Rate 4.960%	October 31, 2017	$75,961
J.P. Morgan Chase N.A. New York	7,000	Fixed Rate 4.902	Floating Rate 4.948	November 20, 2017	131,040
Total Unrealized Appreciation					$207,001

†  Floating rate represents USD-3 months LIBOR.

Credit Default Swap Contracts Open at December 31, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Quest Capital Funding Inc	Sell	$110	3.25%	December 20, 2012	$(758)
Lehman Brothers Dow Jones Index	Sell	1,500	3.75	December 20, 2012	30,248
Net Unrealized Appreciation					$29,490

Forward Foreign Currency Contracts Open at December 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION DEPRECIATION
EUR	333,000		$480,652	01/31/08	$(6,492)
	$48,121	EUR	33,000	01/31/08	155
		Net Unrealized Depreciation			$(6,337)

Currency Abbreviations:

EUR  Euro

MXN  Mexican Peso

LONG-TERM CREDIT ANALYSIS
A	4.7%
BBB	2.6
BB	25.3
B	45.3
CCC	19.4
NR	2.7
	100.0	%*

*  Does not include open short/long futures contracts with an underlying face amount of $11,063,609 with unrealized appreciation of $20,512, open forward foreign currency contracts with net unrealized depreciation of $6,337 and open swap contracts with unrealized appreciation of $236,491.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.8%)
	Electric Utilities (64.7%)
205,200	AES Corp. (The)*	$4,389,228
76,300	Allegheny Energy, Inc.*	4,853,443
44,200	Ameren Corp.	2,396,082
93,300	American Electric Power Co., Inc.	4,344,048
201,900	CMS Energy Corp.	3,509,022
50,100	Consolidated Edison, Inc.	2,447,385
49,100	Constellation Energy Group	5,034,223
29,400	Covanta Holding Corp.	813,204
108,800	Dominion Resources, Inc.	5,162,560
69,700	DPL, Inc.	2,066,605
34,400	DTE Energy Co.	1,512,224
158,432	Duke Energy Corp.	3,195,573
96,200	Edison International	5,134,194
48,100	Entergy Corp.	5,748,912
81,500	Exelon Corp.	6,653,660
78,500	FirstEnergy Corp.	5,678,690
86,100	FPL Group, Inc.	5,835,858
107,300	Northeast Utilities	3,359,563
130,600	NRG Energy, Inc.*	5,660,204
63,800	NSTAR	2,310,836
103,100	PG&E Corp.	4,442,579
113,000	PPL Corp.	5,886,170
63,800	Public Service Enterprise Group	6,267,712
81,500	SCANA Corp.	3,435,225
106,000	Southern Co. (The)	4,107,500
56,000	Wisconsin Energy Corp.	2,727,760
		106,972,460
	Energy (17.2%)
82,900	AGL Resources, Inc.	3,120,356
118,661	Dynegy, Inc. (Class A)*	847,240
61,800	Equitable Resources, Inc.	3,292,704
107,000	MDU Resources Group, Inc.	2,954,270
46,100	New Jersey Resources Corp.	2,305,922
70,300	Questar Corp.	3,803,230
86,400	Sempra Energy	5,346,432

NUMBER OF SHARES		VALUE
76,316	Spectra Energy Corp.	$1,970,479
135,500	Williams Companies, Inc. (The)	4,848,190
		28,488,823
	Telecommunications (16.9%)
39,300	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,412,627
151,421	AT&T Inc.	6,293,057
43,200	Citizens Communications Co.	549,936
68,700	Crown Castle International Corp.*	2,857,920
12,800	NII Holdings Inc.*	618,496
68,700	Rogers Communications, Inc. (Class B) (Canada)	3,108,675
37,160	Telefonica S.A. (ADR) (Spain)	3,626,444
79,500	Telefonos de Mexico SAB de CV (Series L) (ADR) (Mexico)	2,928,780
95,320	Verizon Communications, Inc.	4,164,531
105,965	Windstream Corp.	1,379,664
		27,940,130
	Total Common Stocks (Cost $79,322,399)	163,401,413
NUMBER OF SHARES (000)
	Short-Term Investment (1.2%)
	Investment Company (a)
1,909	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,909,330)	1,909,330
Total Investments (Cost $81,231,729) (b)	100.0%	165,310,743
Liabilities in Excess of Other Assets	(0.0)	(23,434)
Net Assets	100.0%	$165,287,309

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments  ■  December 31, 2007 continued

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes is $82,493,874. The aggregate gross unrealized appreciation is $83,201,551 and the aggregate gross unrealized depreciation is $384,682, resulting in net unrealized appreciation of $82,816,869.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$106,972,460	64.7%
Energy	28,488,823	17.2
Telecommunications	27,940,130	16.9
Short-Term Investment	1,909,330	1.2
	$165,310,743	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (60.3%)
	Aerospace & Defense (0.9%)
9,770	Raytheon Co.	$593,039
	Beverages: Non-Alcoholic (1.2%)
12,530	Coca-Cola Co. (The)	768,966
	Cable/Satellite TV (0.4%)
13,769	Comcast Corp. (Class A)*	251,422
	Chemicals: Major Diversified (2.8%)
16,870	Bayer AG (ADR) (Germany)	1,538,345
4,790	Du Pont (E.I.) de Nemours & Co.	211,191
		1,749,536
	Computer Communications (0.4%)
8,420	Cisco Systems, Inc.*	227,929
	Computer Peripherals (0.1%)
4,800	EMC Corp.*	88,944
	Computer Processing Hardware (0.7%)
8,541	Hewlett-Packard Co.	431,150
	Discount Stores (2.0%)
25,970	Wal-Mart Stores, Inc.	1,234,354
	Drugstore Chains (0.1%)
32,010	Rite Aid Corp.*	89,308
	Electric Utilities (3.6%)
17,470	American Electric Power Co., Inc.	813,403
7,993	Entergy Corp.	955,323
7,150	FirstEnergy Corp.	517,231
		2,285,957
	Electronics/Appliances (0.2%)
2,000	Sony Corp. (ADR) (Japan)	108,600
	Finance/Rental/Leasing (0.7%)
13,204	Freddie Mac	449,860
	Financial Conglomerates (2.6%)
16,411	Citigroup, Inc.	483,140
26,498	JPMorgan Chase & Co.	1,156,638
		1,639,778
	Food: Major Diversified (2.4%)
8,630	ConAgra Foods Inc.	205,308
14,968	Kraft Foods Inc. (Class A)	488,406
22,260	Unilever N.V. (NY Registered Shares) (Netherlands)	811,600
		1,505,314

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Food: Specialty/Candy (0.9%)
11,800	Cadbury Schweppes PLC (ADR) (United Kingdom)	$582,566
	Home Improvement Chains (0.3%)
6,700	Home Depot, Inc. (The)	180,498
	Household/Personal Care (1.5%)
5,280	Estee Lauder Companies, Inc. (The) (Class A)	230,261
3,080	Kimberly-Clark Corp.	213,567
6,690	Procter & Gamble Co. (The)	491,180
		935,008
	Industrial Conglomerates (3.5%)
23,930	General Electric Co.	887,085
6,150	Siemens AG (ADR) (Germany)	967,764
8,000	Tyco International Ltd. (Bermuda)	317,200
		2,172,049
	Insurance Brokers/Services (1.4%)
33,825	Marsh & McLennan Companies, Inc.	895,348
	Integrated Oil (3.3%)
7,828	ConocoPhillips	691,212
5,540	Exxon Mobil Corp.	519,043
9,850	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	829,370
		2,039,625
	Internet Software/Services (0.8%)
20,284	Yahoo! Inc.*	471,806
	Investment Banks/Brokers (2.0%)
4,768	Bear Stearns Companies, Inc. (The)	420,776
17,033	Charles Schwab Corp. (The)	435,193
2,111	Lehman Brothers Holdings Inc.	138,144
4,911	Merrill Lynch & Co., Inc.	263,622
		1,257,735
	Life/Health Insurance (0.3%)
10,370	Aegon N.V. (NY Registered Shares) (Netherlands)	181,786
	Major Banks (1.1%)
8,121	Bank of America Corp.	335,072
5,550	PNC Financial Services Group, Inc.	364,358
		699,430
	Major Telecommunications (3.1%)
4,176	Embarq Corp.	206,837
12,100	France Telecom S.A. (ADR) (France)	431,123
12,218	Sprint Nextel Corp.	160,422
26,034	Verizon Communications, Inc.	1,137,425
		1,935,807

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Managed Health Care (0.2%)
2,620	CIGNA Corp.	$140,773
	Media Conglomerates (3.0%)
56,898	Time Warner, Inc.	939,386
21,040	Viacom Inc. (Class B)*	924,077
		1,863,463
	Medical Specialties (1.1%)
5,670	Applera Corp. - Applied Biosystems Group	192,326
19,330	Boston Scientific Corp.*	224,808
6,410	Covidien Ltd. (Bermuda)	283,899
		701,033
	Motor Vehicles (0.3%)
5,690	Honda Motor Co., Ltd. (ADR) (Japan)	188,567
	Multi-Line Insurance (0.6%)
4,650	Hartford Financial Services Group, Inc. (The)	405,434
	Oil & Gas Pipelines (0.4%)
7,530	Williams Companies, Inc. (The)	269,423
	Oil & Gas Production (1.3%)
1,950	Devon Energy Corp.	173,375
8,690	Occidental Petroleum Corp.	669,043
		842,418
	Oil Refining/Marketing (0.2%)
2,100	Marathon Oil Corp.	127,806
	Oilfield Services/Equipment (1.0%)
6,330	Schlumberger Ltd. (Netherlands Antilles)	622,682
	Packaged Software (0.5%)
4,860	Oracle Corp.*	109,739
13,960	Symantec Corp.*	225,314
		335,053
	Pharmaceuticals: Major (8.6%)
18,960	Abbott Laboratories	1,064,604
29,940	Bristol-Myers Squibb Co.	794,009
12,690	Eli Lilly & Co.	677,519
7,580	Novartis AG (ADR) (Switzerland)	411,670
6,910	Pfizer, Inc.	157,064
5,670	Roche Holdings AG (ADR) (Switzerland)	485,210
42,640	Schering-Plough Corp.	1,135,930
15,490	Wyeth	684,503
		5,410,509
	Precious Metals (1.0%)
12,330	Newmont Mining Corp.	602,074

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (2.3%)
11,840	Chubb Corp. (The)	$646,227
14,453	Travelers Companies, Inc. (The)	777,571
		1,423,798
	Restaurants (0.6%)
3,480	McDonald's Corp.	205,007
9,200	Starbucks Corp.*	188,324
		393,331
	Semiconductors (1.1%)
20,659	Intel Corp.	550,769
21,940	Micron Technology, Inc.*	159,065
		709,834
	Specialty Stores (0.3%)
13,092	Office Depot, Inc.*	182,110
	Telecommunication Equipment (0.7%)
57,700	Alcatel-Lucent (ADR) (France)	422,364
	Tobacco (0.9%)
7,770	Altria Group, Inc.	587,257
	Total Common Stocks (Cost $32,769,650)	38,003,743

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Convertible Bonds (17.5%)
	Beverages: Alcoholic (2.3%)
1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,444,500
	Electric Utilities (0.8%)
173	PG&E Corp.	9.50	06/30/10	530,245
	Electronic Production Equipment (1.7%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,094,500
	Household/Personal Care (2.8%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,763,750
	Internet Retail (1.7%)
901	Amazon.com, Inc.	4.75	02/01/09	1,098,094
	Media Conglomerates (2.0%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,236,600
	Precious Metals (2.0%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,257,500

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Semiconductors (2.5%)
1,450	Intel Corp. - 144A**	2.95%	12/15/35	$1,571,437
	Wholesale Distributors (1.6%)
1,200	WESCO International Inc.	1.75	11/15/26	1,015,500
	Total Convertible Bonds (Cost $7,318,275)			11,012,126
	Corporate Bonds (11.6%)
	Broadcasting (2.0%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,240,554
	Building Products (2.0%)
1,200	American Standard, Inc.	8.25	06/01/09	1,259,273
	Home Building (1.8%)
1,200	Toll Corp.	8.25	02/01/11	1,137,000
	Hotels/Resorts/Cruiselines (3.4%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,127,150
	Industrial Specialties (2.4%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,533,750
	Total Corporate Bonds (Cost $7,318,275)			7,297,727

NUMBER OF SHARES
	Convertible Preferred Stocks (5.0%)
	Life/Health Insurance (0.2%)
4,100	MetLife, Inc. $1.5938 (Note 4)	125,419
	Motor Vehicles (1.4%)
46,000	General Motors Corp. (Series B) $1.3125	885,960
	Pharmaceuticals: Major (1.5%)
4,000	Schering-Plough Corp. $3.00	971,240
	Real Estate Investment Trusts (0.6%)
9,000	Equity Residential Properties Trust (Series E) $1.75	367,380
	Telecommunication Equipment (1.3%)
1,000	Lucent Technologies Capital Trust I $77.50	808,020
	Total Convertible Preferred Stocks (Cost $3,446,408)	3,158,019
	Investment Trusts/Mutual Funds (0.6%)
26,960	iShares MSCI Japan Index Fund ETF (Cost $394,433)	356,681

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (a) (4.8%)
	Investment Company
3,014	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,013,842)	$3,013,842

Total Investments (Cost $56,387,040) (b)	99.8%	62,842,138
Other Assets in Excess of Liabilities	0.2	119,332
Net Assets	100.0%	$62,961,470

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investors.

  (a)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes is $56,763,459. The aggregate gross unrealized appreciation is $9,618,912 and the aggregate gross unrealized depreciation is $3,540,233, resulting in net unrealized appreciation of $6,078,679.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$6,381,749	10.2%
Media Conglomerates	3,100,063	4.9
Investment Company	3,013,842	4.8
Electric Utilities	2,816,202	4.5
Household/Personal Care	2,698,758	4.3
Semiconductors	2,281,271	3.6
Industrial Conglomerates	2,172,049	3.5
Hotels/Resorts/Cruiselines	2,127,150	3.4
Integrated Oil	2,039,625	3.2
Major Telecommunications	1,935,807	3.1
Precious Metals	1,859,574	3.0
Chemicals: Major Diversified	1,749,536	2.8
Financial Conglomerates	1,639,778	2.6
Industrial Specialties	1,533,750	2.4
Food: Major Diversified	1,505,314	2.4
Beverages: Alcoholic	1,444,500	2.3
Property - Casualty Insurers	1,423,798	2.3
Building Products	1,259,273	2.0
Investment Banks/Brokers	1,257,735	2.0
Broadcasting	1,240,554	2.0
Discount Stores	1,234,354	2.0
Telecommunication Equipment	1,230,384	2.0
Home Building	1,137,000	1.8
Internet Retail	1,098,094	1.7
Electronic Production Equipment	1,094,500	1.7
Motor Vehicles	1,074,527	1.7
Wholesale Distributors	1,015,500	1.6

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Insurance Brokers/Services	$895,348	1.4%
Oil & Gas Production	842,418	1.3
Beverages: Non-Alcoholic	768,966	1.2
Medical Specialties	701,033	1.1
Major Banks	699,429	1.1
Oilfield Services/Equipment	622,682	1.0
Aerospace & Defense	593,039	0.9
Tobacco	587,257	0.9
Food: Specialty/Candy	582,566	0.9
Internet Software/Services	471,806	0.8
Finance/Rental/Leasing	449,860	0.7
Computer Processing Hardware	431,150	0.7
Multi-Line Insurance	405,434	0.6
Restaurants	393,331	0.6
Real Estate Investment Trusts	367,380	0.6
Investment Trusts/Mutual Funds	356,681	0.6
Packaged Software	335,053	0.5
Life/Health Insurance	307,205	0.5
Oil & Gas Pipelines	269,423	0.4
Cable/Satellite TV	251,422	0.4
Computer Communications	227,929	0.4
Specialty Stores	182,110	0.3
Home Improvement Chains	180,498	0.3
Managed Health Care	140,773	0.2
Oil Refining/Marketing	127,806	0.2
Electronics/Appliances	108,600	0.2
Drugstore Chains	89,308	0.1
Computer Peripherals	88,944	0.1
	$62,842,138	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Aerospace & Defense (2.6%)
122,626	Northrop Grumman Corp.	$9,643,309
45,600	Raytheon Co.	2,767,920
		12,411,229
	Aluminum (0.7%)
93,800	Alcoa, Inc.	3,428,390
	Apparel/Footwear (0.6%)
39,449	VF Corp.	2,708,568
	Beverages: Alcoholic (0.6%)
31,838	Diageo PLC (ADR) (United Kingdom)	2,732,655
	Beverages: Non-Alcoholic (3.8%)
243,851	PepsiCo, Inc.	18,508,291
	Chemicals: Agricultural (1.4%)
59,138	Monsanto Co.	6,605,123
	Computer Communications (2.6%)
468,347	Cisco Systems, Inc.*	12,678,153
	Computer Peripherals (2.4%)
617,229	EMC Corp.*	11,437,253
	Computer Processing Hardware (1.1%)
218,429	Dell Inc.*	5,353,695
	Data Processing Services (1.9%)
208,227	Automatic Data Processing, Inc.	9,272,348
	Department Stores (1.1%)
66,900	Kohl's Corp.*	3,064,020
91,450	Macy's, Inc.	2,365,812
		5,429,832
	Discount Stores (1.5%)
145,444	Target Corp.	7,272,200
	Drugstore Chains (1.8%)
185,237	CVS Caremark Corp.	7,363,171
485,700	Rite Aid Corp.*	1,355,103
		8,718,274

NUMBER OF SHARES		VALUE
	Electric Utilities (1.8%)
108,183	Exelon Corp.	$8,832,060
	Financial Conglomerates (6.3%)
302,345	Citigroup, Inc. (Note 4)	8,901,037
269,712	JPMorgan Chase & Co.	11,772,929
103,465	Prudential Financial, Inc.	9,626,384
		30,300,350
	Food: Major Diversified (1.1%)
159,848	Kraft Foods Inc. (Class A)	5,215,840
	Home Improvement Chains (0.4%)
75,600	Home Depot, Inc. (The)	2,036,664
	Household/Personal Care (4.1%)
272,924	Procter & Gamble Co. (The)	20,038,080
	Industrial Conglomerates (8.5%)
82,700	3M Co.	6,973,264
444,107	General Electric Co.	16,463,046
233,979	United Technologies Corp.	17,908,753
		41,345,063
	Information Technology Services (0.8%)
112,113	Accenture Ltd. (Class A) (Bermuda)	4,039,431
	Integrated Oil (6.4%)
97,100	BP PLC (ADR) (United Kingdom)	7,104,807
43,200	ConocoPhillips	3,814,560
212,273	Exxon Mobil Corp.	19,887,857
		30,807,224
	Internet Software/Services (0.7%)
5,091	Google Inc. (Class A)*	3,520,325
	Investment Banks/Brokers (3.4%)
33,000	Bear Stearns Companies, Inc. (The)	2,912,250
24,288	Goldman Sachs Group, Inc. (The)	5,223,134
64,300	Lehman Brothers Holdings Inc.	4,207,792
78,294	Merrill Lynch & Co., Inc.	4,202,822
		16,545,998

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (1.0%)
39,142	Lincoln National Corp.	$2,278,847
44,655	MetLife, Inc. (Note 4)	2,751,641
		5,030,488
	Major Banks (2.6%)
258,687	Bank of New York Mellon Corp.	12,613,578
	Major Telecommunications (2.2%)
167,600	AT&T Inc.	6,965,456
83,500	Verizon Communications, Inc.	3,648,115
		10,613,571
	Managed Health Care (1.2%)
100,900	UnitedHealth Group Inc.	5,872,380
	Media Conglomerates (1.7%)
294,309	Time Warner, Inc.	4,859,042
75,400	Viacom Inc. (Class B)*	3,311,568
		8,170,610
	Medical Specialties (3.7%)
19,506	Alcon, Inc. (Switzerland)	2,790,138
167,300	Covidien Ltd. (Bermuda)	7,409,717
80,600	Medtronic, Inc.	4,051,762
65,495	Thermo Fisher Scientific, Inc.*	3,777,752
		18,029,369
	Office Equipment/Supplies (1.2%)
149,406	Pitney Bowes Inc.	5,683,404
	Oil & Gas Production (1.3%)
122,493	XTO Energy, Inc.	6,291,240
	Oilfield Services/ Equipment (5.7%)
128,376	Cameron International Corp.*	6,178,737
201,100	Halliburton Co.	7,623,701
85,379	Schlumberger Ltd. (Netherlands Antilles)	8,398,732
81,991	Weatherford International Ltd. (Bermuda)*	5,624,583
		27,825,753
	Other Consumer Services (1.5%)
223,303	eBay Inc.*	7,411,427

NUMBER OF SHARES		VALUE
	Packaged Software (4.9%)
419,687	Microsoft Corp.	$14,940,857
385,500	Oracle Corp.*	8,704,590
		23,645,447
	Pharmaceuticals: Major (6.7%)
72,400	Abbott Laboratories	4,065,260
164,535	Johnson & Johnson	10,974,485
317,224	Pfizer, Inc.	7,210,502
227,152	Wyeth	10,037,847
		32,288,094
	Precious Metals (1.8%)
178,800	Newmont Mining Corp.	8,730,804
	Property - Casualty Insurers (0.4%)
39,225	XL Capital Ltd. (Class A) (Cayman Islands)	1,973,410
	Semiconductors (2.4%)
444,024	Intel Corp.	11,837,680
	Telecommunication Equipment (1.0%)
314,700	Motorola, Inc.	5,047,788
	Tobacco (2.8%)
177,968	Altria Group, Inc.	13,450,821
	Total Common Stocks (Cost $409,478,042)	473,752,910

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (a) (2.3%)
	Investment Company
11,346	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $11,345,824)	$11,345,824
Total Investments (Cost $420,823,866) (b)(c)	100.0%	485,098,734
Total Written Options Outstanding (Premiums $40,685)	(0.0)	(82,440)
Liabilities in Excess of Other Assets	(0.0)	(8,320)
Net Assets	100.0%	$485,007,974

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Liquidity Money Market Portfolio - Institutional Class.

  (b)  The Fund may designate up to 100% of its common stock investments to cover outstanding written call options.

  (c)  The aggregate cost for federal income tax purposes is $421,649,149. The aggregate gross unrealized appreciation is $84,676,024 and the aggregate gross unrealized depreciation is $21,226,439, resulting in net unrealized appreciation of $63,449,585.

Written Call Options Outstanding as of December 31, 2007:

NAME OF ISSUER	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE	PREMIUM	VALUE
Accenture Ltd - Class A	419	$40	January 19, 2008	$(15,530)	$(6,285)
Bear Stearns	52	120	January 19, 2008	(5,564)	(520)
Exelon Corp.	61	90	January 19, 2008	(6,064)	(305)
Monsanto Co.	81	105	January 19, 2008	(13,527)	(75,330)
	613			$(40,685)	$(82,440)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$41,345,063	8.5%
Pharmaceuticals: Major	32,288,094	6.7
Integrated Oil	30,807,224	6.4
Financial Conglomerates	30,300,350	6.3
Oilfield Services/Equipment	27,825,753	5.7
Packaged Software	23,645,447	4.9
Household/Personal Care	20,038,080	4.1
Beverages: Non-Alcoholic	18,508,291	3.8
Medical Specialties	18,029,369	3.7
Investment Banks/Brokers	16,545,998	3.4
Tobacco	13,450,821	2.8
Computer Communications	12,678,153	2.6
Major Banks	12,613,578	2.6
Aerospace & Defense	12,411,229	2.6
Semiconductors	11,837,680	2.4
Computer Peripherals	11,437,253	2.4
Investment Company	11,345,824	2.3
Major Telecommunications	10,613,571	2.2
Data Processing Services	9,272,348	1.9
Electric Utilities	8,832,060	1.8
Precious Metals	8,730,804	1.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Drugstore Chains	$8,718,274	1.8%
Media Conglomerates	8,170,610	1.7
Other Consumer Services	7,411,427	1.5
Discount Stores	7,272,200	1.5
Chemicals: Agricultural	6,605,123	1.4
Oil & Gas Production	6,291,240	1.3
Managed Health Care	5,872,380	1.2
Office Equipment/Supplies	5,683,404	1.2
Department Stores	5,429,832	1.1
Computer Processing Hardware	5,353,695	1.1
Food: Major Diversified	5,215,840	1.1
Telecommunication Equipment	5,047,788	1.0
Life/Health Insurance	5,030,488	1.0
Information Technology Services	4,039,431	0.8
Internet Software/Services	3,520,325	0.7
Aluminum	3,428,390	0.7
Beverages: Alcoholic	2,732,655	0.6
Apparel/Footwear	2,708,568	0.6
Home Improvement Chains	2,036,664	0.4
Property - Casualty Insurers	1,973,410	0.4
	$485,098,734	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Australia (a) (2.5%)
	Beverages: Alcoholic
214,837	Foster's Group Ltd.	$1,232,890
	Construction Materials
150,714	Boral Ltd.	807,019
	Food: Major Diversified
1,757,823	Goodman Fielder Ltd.	2,916,463
	Total Australia	4,956,372
	Bermuda (3.0%)
	Industrial Conglomerates
43,750	Ingersoll - Rand Ltd. (Class A)	2,033,063
48,474	Tyco International Ltd.	1,921,994
		3,955,057
	Medical Specialties
49,288	Covidien Ltd.	2,182,966
	Total Bermuda	6,138,023
	France (a) (7.7%)
	Construction Materials
23,866	Lafarge S.A.	4,320,167
	Integrated Oil
43,128	Total S.A.	3,579,181
	Major Banks
48,909	BNP Paribas (c)	5,257,479
	Pharmaceuticals: Major
26,214	Sanofi-Aventis	2,395,975
	Total France	15,552,802
	Germany (a) (3.0%)
	Motor Vehicles
35,181	Bayerische Motoren Werke (BMW) AG	2,172,468
40,076	Daimler AG (Registered Shares)	3,881,860
	Total Germany	6,054,328
	Ireland (a) (2.1%)
	Food: Specialty/Candy
91,307	Kerry Group PLC (A Shares)	2,885,940

NUMBER OF SHARES		VALUE
	Major Banks
92,475	Bank of Ireland	$1,370,957
	Total Ireland	4,256,897
	Italy (a) (1.1%)
	Integrated Oil
62,616	Eni SpA	2,281,519
	Japan (a) (10.3%)
	Auto Parts: O.E.M.
162,100	Keihin Corp. (c)	2,898,220
	Chemicals: Specialty
79,500	Kuraray Co., Ltd.	959,756
	Electrical Products
141,700	Sumitomo Electric Industries, Ltd. (c)	2,257,152
	Electronic Equipment/ Instruments
53,800	Canon Inc.	2,458,139
	Household/Personal Care
99,000	Kao Corp.	2,978,941
	Motor Vehicles
208,100	Nissan Motor Co., Ltd. (c)	2,253,166
	Pharmaceuticals: Major
28,700	Takeda Pharmaceutical Co., Ltd.	1,677,725
	Pharmaceuticals: Other
33,800	Astellas Pharma Inc.	1,474,597
	Property - Casualty Insurers
137,000	Mitsui Sumitomo Insurance Co., Ltd.	1,337,180
	Recreational Products
54,600	Sankyo Co., Ltd.	2,531,352
	Total Japan	20,826,228
	Netherlands (a) (4.7%)
	Food: Major Diversified
103,356	Unilever NV (Share Certificates)	3,784,141

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
23,414	Koninklijke (Royal) Philips Electronics NV	$1,014,714
	Life/Health Insurance
159,579	Aegon NV	2,799,724
	Publishing: Books/Magazines
58,356	Wolters Kluwer NV (Share Certificates)	1,906,583
	Total Netherlands	9,505,162
	Norway (a) (1.4%)
	Integrated Oil
91,437	StatoilHydro ASA	2,827,159
	Singapore (a) (0.9%)
	Other Transportation
1,463,000	ComfortDelGro Corp. Ltd.	1,840,739
	South Korea (0.9%)
	Wireless Telecommunications
57,836	SK Telecom Co., Ltd. (ADR) (c)	1,725,826
	Spain (a) (4.0%)
	Major Banks
132,626	Banco Bilbao Vizcaya Argentaria, S.A. (c)	3,257,456
	Major Telecommunications
150,809	Telefonica S.A.	4,873,733
	Total Spain	8,131,189
	Sweden (a) (1.1%)
	Telecommunication Equipment
905,095	Telefonaktiebolaget LM Ericsson (B Shares)	2,116,072
	Switzerland (a) (3.1%)
	Chemicals: Agricultural
4,172	Syngenta AG (Registered Shares)	1,058,542

NUMBER OF SHARES		VALUE
	Financial Conglomerates
28,516	UBS AG (Registered Shares)	$1,324,266
	Pharmaceuticals: Major
71,511	Novartis AG (Registered Shares)	3,895,793
	Total Switzerland	6,278,601
	Taiwan (0.7%)
	Major Telecommunications
63,341	Chunghwa Telecom Co, Ltd. (ADR) (WI) (c)	1,337,123
	United Kingdom (20.1%)
	Advertising/Marketing Services (a)
281,082	WPP Group PLC	3,598,618
	Aerospace & Defense (a)
205,806	Rolls-Royce Group PLC*	2,224,507
12,361,834	Rolls-Royce Group PLC (B Shares)	27,115
		2,251,622
	Financial Conglomerates (a)
692,041	Old Mutual PLC	2,294,523
	Food Retail (a)
613,453	Morrison (W.M.) Supermarkets PLC	3,956,846
	Food: Specialty/Candy (a)
420,345	Cadbury Schweppes PLC	5,239,796
	Integrated Oil
48,960	Royal Dutch Shell PLC (ADR) (Class A)	4,122,432
	Major Banks (a)
414,688	Barclays PLC	4,200,607
309,970	Royal Bank of Scotland Group PLC	2,786,677
		6,987,284
	Pharmaceuticals: Major (a)
76,965	GlaxoSmithKline PLC	1,953,132

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Publishing: Books/ Magazines (a)
199,551	Reed Elsevier PLC	$2,684,928
	Tobacco (a)
92,059	Imperial Tobacco Group PLC	5,012,101
	Wireless Telecommunications (a)
668,820	Vodafone Group PLC	2,492,706
	Total United Kingdom	40,593,988
	United States (31.8%)
	Aluminum
41,691	Alcoa, Inc.	1,523,806
	Coal
48,050	Peabody Energy Corp.	2,961,802
	Computer Peripherals
140,580	EMC Corp.*	2,604,947
	Computer Processing Hardware
47,404	Hewlett-Packard Co.	2,392,954
	Electric Utilities
23,446	American Electric Power Co., Inc.	1,091,646
37,665	Dominion Resources, Inc.	1,787,204
		2,878,850
	Electronic Distributors
57,452	Arrow Electronics, Inc.*	2,256,715
	Finance/Rental/Leasing
64,281	Freddie Mac	2,190,054
	Financial Conglomerates
72,112	Citigroup, Inc. (Note 4)	2,122,977
	Forest Products
13,675	Weyerhaeuser Co. (c)	1,008,395
	Industrial Machinery
38,099	Illinois Tool Works Inc.	2,039,820
	Information Technology Services
43,981	International Business Machines Corp.	4,754,346

NUMBER OF SHARES		VALUE
	Insurance Brokers/Services
96,270	Marsh & McLennan Companies, Inc.	$2,548,267
	Integrated Oil
44,790	Chevron Corp. (c)	4,180,251
	Investment Banks/Brokers
46,141	Merrill Lynch & Co., Inc.	2,476,849
	Major Banks
64,836	Bank of New York Mellon Corp.	3,161,403
	Major Telecommunications
32,652	AT&T Inc.	1,357,017
47,160	Verizon Communications, Inc.	2,060,420
		3,417,437
	Managed Health Care
81,323	UnitedHealth Group Inc.	4,732,999
	Multi-Line Insurance
37,726	American International Group, Inc.	2,199,426
	Pharmaceuticals: Major
65,678	Pfizer, Inc.	1,492,861
76,015	Schering-Plough Corp.	2,025,040
84,794	Wyeth	3,747,047
		7,264,948
	Tobacco
97,956	Altria Group, Inc.	7,403,514
	Total United States	64,119,760
	Total Common Stocks (Cost $139,091,741)	198,541,788
	Investment Company (0.6%)
	Ireland (a) (0.6%)
36,354	ISHARES MSCI WORLD (Cost $1,231,506)	1,224,472

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (8.7%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (8.6%)
$517	Alliance and Leister PLC, 5.26%, 09/02/08 (d)	$517,216
259	Bancaja, 5.35%, 08/12/08	258,608
259	Bank of New York Co. Inc., 5.24%, 08/08/08 (d)	258,608
259	BASF AG, 5.18%, 08/19/08 (d)	258,590
517	BNP Paribas MTN, 4.90%, 05/19/08 (d)	517,216
1,034	Cam U.S. Finance S.A. Unipersonal, 5.24%, 07/25/08 (d)	1,034,433
517	Canadian Imperial Bank N.Y., 4.42%, 07/28/08 (d)	517,216
258	CC USA Inc., 3.89%, 01/28/08 (d)	258,495
931	CIT Group Holdings, 5.23%, 06/18/08 (d)	930,989
3,526	Citigroup Global Markets, Inc., 4.51%, 01/02/08	3,525,820
517	Credit Suisse First Boston, N.Y., 4.32%, 03/14/08 (d)	517,216
	First Tennessee Bank
259	5.05%, 08/15/08 (d)	258,608
1,034	5.06%, 08/15/08 (d)	1,034,388
	Goldman Sachs Group, Inc.
486	4.62%, 02/13/09 (d)	486,183
259	5.10%, 09/12/08 (d)	258,608
259	HSBC Finance Corp., 5.26%, 08/05/08 (d)	258,608
1,034	IBM Corp., 5.27%, 09/08/08 (d)	1,034,433
441	Lehman Brothers, Inc., 4.49%, 01/02/08 (d)	441,076
517	Macquarie Group Ltd., 4.95%, 08/20/08 (d)	517,216

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$776	Metropolitan Life Global Funding, 4.89%, 08/21/08 (d)	$775,824
1,034	National Bank of Canada, 5.21%, 04/02/08 (d)	1,034,348
1,034	National Rural Utilities Coop., Fin., 5.24%, 09/02/08 (d)	1,034,433
600	Nationwide Building Society, 4.92%, 07/28/08 (d)	599,971
	Unicredito Italiano Bank (IRE) PLC
569	5.04%, 08/14/08 (d)	568,947
362	5.26%, 08/08/08 (d)	362,051
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $17,259,101)	17,259,101
NUMBER OF SHARES (000)
	Investment Company (b) (0.1%)
294	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $294,542)	294,542
	Total Short-Term Investments (Cost $17,553,643)	17,553,643
Total Investments (Cost $157,876,890) (e)	107.7%	217,319,903
Liabilities in Excess of Other Assets	(7.7)	(15,460,741)
Net Assets	100.0%	$201,859,162

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments  ■  December 31, 2007 continued

  ADR  American Depositary Receipt.

  WI  Security purchased on a when-issued basis.

  *  Non-income producing security.

  (a)  Securities with a total market value of $122,323,096 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market portfolio - Institutional Class.

  (c)  All or a portion of this security was on loan as of December 31, 2007.

  (d)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.

  (e)  The aggregate cost for federal income tax purposes is $158,507,381. The aggregate gross unrealized appreciation is $63,862,149 and the aggregate gross unrealized depreciation is $5,049,627, resulting in net unrealized appreciation of $58,812,522.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$20,034,579	9.2%
Short-Term Investments	17,553,643	8.1
Pharmaceuticals: Major	17,187,573	7.9
Integrated Oil	16,990,542	7.8
Tobacco	12,415,615	5.7
Major Telecommunications	9,628,293	4.4
Motor Vehicles	8,307,494	3.8
Food: Specialty/Candy	8,125,736	3.8
Food: Major Diversified	6,700,604	3.1
Financial Conglomerates	5,741,766	2.6
Construction Materials	5,127,186	2.4
Industrial Conglomerates	4,969,771	2.3
Information Technology Services	4,754,346	2.2
Managed Health Care	4,732,999	2.2
Publishing: Books/ Magazines	4,591,511	2.1
Wireless Telecommunications	4,218,532	1.9
Food Retail	3,956,846	1.8
Advertising/Marketing Services	3,598,618	1.7
Household/Personal Care	2,978,941	1.4
Coal	2,961,802	1.4
Auto Parts: O.E.M.	2,898,220	1.3
Electric Utilities	2,878,850	1.3
Life/Health Insurance	2,799,724	1.3
Computer Peripherals	2,604,947	1.2

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Insurance Brokers/ Services	$2,548,267	1.2%
Recreational Products	2,531,352	1.2
Investment Banks/Brokers	2,476,849	1.1
Electronic Equipment/ Instruments	2,458,139	1.1
Computer Processing Hardware	2,392,954	1.1
Electrical Products	2,257,152	1.0
Electronic Distributors	2,256,715	1.0
Aerospace & Defense	2,251,622	1.0
Multi-Line Insurance	2,199,426	1.0
Finance/Rental/Leasing	2,190,054	1.0
Medical Specialties	2,182,966	1.0
Telecommunication Equipment	2,116,072	1.0
Industrial Machinery	2,039,820	0.9
Other Transportation	1,840,739	0.9
Aluminum	1,523,806	0.7
Pharmaceuticals: Other	1,474,597	0.7
Property - Casualty Insurers	1,337,180	0.6
Beverages: Alcoholic	1,232,890	0.6
Investment Company	1,224,472	0.6
Chemicals: Agricultural	1,058,542	0.5
Forest Products	1,008,395	0.5
Chemicals: Specialty	959,756	0.4
	$217,319,903	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%) Austria# (1.2%)
	Major Telecommunications
73,776	Telekom Austria AG	$2,044,535
	Belgium# (1.4%)
	Other Metals/Minerals
9,604	Umicore	2,368,562
	France# (13.9%)
	Construction Materials
19,681	Lafarge S.A. (c)	3,562,608
	Electric Utilities
30,563	Electricite de France (EDF) (c)	3,621,864
57,039	Suez S.A. (c)	3,866,404
		7,488,268
	Electrical Products
22,336	Schneider Electric S.A. (c)	2,986,593
	Major Banks
33,471	BNP Paribas	3,597,970
	Motor Vehicles
16,810	Renault S.A. (c)	2,358,670
	Pharmaceuticals: Major
36,244	Sanofi-Aventis (c)	3,312,723
	Total France	23,306,832
	Germany# (14.4%)
	Chemicals: Major Diversified
34,399	Bayer AG (c)	3,136,317
	Industrial Conglomerates
20,537	MAN AG	3,379,333
34,187	Siemens AG (Registered Shares)	5,367,001
		8,746,334
	Major Banks
65,650	Commerzbank AG	2,484,880
	Motor Vehicles
39,269	Bayerische Motoren Werke (BMW) AG	2,424,907

NUMBER OF SHARES		VALUE
	Multi-Line Insurance
17,252	Allianz SE (Registered Shares)	$3,690,048
19,028	Muenchener Rueckversicherungss- Gesellschaft AG (Registered Shares)	3,678,329
		7,368,377
	Total Germany	24,160,815
	Greece# (3.7%)
	Major Banks
51,717	National Bank of Greece S.A.	3,562,645
	Regional Banks
73,504	EFG Eurobank Ergasias	2,594,842
	Total Greece	6,157,487
	Italy# (4.2%)
	Integrated Oil
101,070	Eni SpA	3,682,655
	Major Banks
411,529	UniCredito Italiano SpA	3,424,934
	Total Italy	7,107,589
	Netherlands# (2.8%)
	Air Freight/Couriers
54,256	TNT NV	2,257,735
	Publishing: Books/Magazines
74,167	Wolters Kluwer NV (Share Certificates)	2,423,153
	Total Netherlands	4,680,888
	Norway# (1.6%)
	Major Telecommunications
111,047	Telenor ASA*	2,625,043
	Spain# (5.1%)
	Major Banks
148,609	Banco Bilbao Vizcaya Argentaria, S.A.	3,650,018

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
153,304	Telefonica S.A.	$4,954,365
	Total Spain	8,604,383
	Sweden# (1.5%)
	Industrial Machinery
151,229	Sandvik AB (c)	2,570,448
	Switzerland# (15.5%)
	Financial Conglomerates
67,671	UBS AG (Registered Shares)	3,142,601
	Food: Major Diversified
14,453	Nestle S.A. (Registered Shares)	6,622,562
	Medical Specialties
6,560	Nobel Biocare Holding AG Bearer	1,735,366
	Multi-Line Insurance
9,398	Zurich Financial Services AG (Registered Shares)	2,765,695
	Other Consumer Specialties
46,955	Compagnie Financiere Richemont AG (Series A) (Units)†	3,203,476
	Pharmaceuticals: Major
80,988	Novartis AG (Registered Shares)	4,412,083
23,209	Roche Holding AG	3,997,782
		8,409,865
	Total Switzerland	25,879,565
	United Kingdom# (33.1%)
	Aerospace & Defense
318,581	BAE Systems PLC	3,120,076
228,633	Rolls-Royce Group PLC*	2,471,239
9,996,616	Rolls-Royce Group PLC (B Shares)	21,927
		5,613,242

NUMBER OF SHARES		VALUE
	Food Retail
347,016	Morrison (W.M.) Supermarkets PLC	$2,238,295
404,045	Tesco PLC	3,815,280
		6,053,575
	Integrated Oil
147,949	BG Group PLC	3,406,298
184,760	Royal Dutch Shell PLC (A Shares)	7,783,564
		11,189,862
	Investment Managers
163,155	Man Group PLC	1,876,695
	Life/Health Insurance
178,957	Prudential PLC	2,515,491
	Major Banks
228,211	Barclays PLC	2,311,677
290,373	HSBC Holdings PLC	4,870,886
		7,182,563
	Other Metals/Minerals
54,002	Anglo American PLC	3,272,738
	Pharmaceuticals: Major
154,306	GlaxoSmithKline PLC	3,915,805
	Publishing: Books/Magazines
157,540	Reed Elsevier PLC	2,119,677
	Tobacco
93,439	British American Tobacco PLC	3,679,353
55,397	Imperial Tobacco Group PLC	3,016,059
		6,695,412
	Wireless Telecommunications
1,387,059	Vodafone Group PLC	5,169,597
	Total United Kingdom	55,604,657
	Total Common Stocks (Cost $117,090,007)	165,110,804

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Preferred Stock# (1.0%) Germany
	Medical Specialties
20,454	Fresenius SE (Cost $1,653,612)	$1,698,198
NUMBER OF SHARES (000)
	Short-Term Investments (4.5%)
	Investment Company (a) (0.4%)
724	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $723,608)	723,608
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Debt Securities held as Collateral on Loaned Securities (4.1%)
$207	Alliance and Leister PLC, 5.26%, 09/02/08 (b)	206,631
103	Bancaja, 5.35%, 08/12/08	103,316
103	Bank of New York Co, Inc., 5.24%, 08/08/08 (b)	103,316
103	BASF AG, 5.18%, 08/19/08 (b)	103,308
207	BNP Paribas Mtn., 4.9%, 05/19/08 (b)	206,631
413	Cam U.S. FINANCE S.A. Unipersonal, 5.24%, 07/25/08 (b)	413,262
207	Canadian Imperial Bank NY, 4.42%, 07/28/08 (b)	206,631
103	CC USA Inc., 3.89%, 01/28/08 (b)	103,271
372	CIT Group Holdings, 5.23%, 06/18/08 (b)	371,936
1,409	Citigroup Global Markets Inc., 4.51%, 01/02/08	1,408,588

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$207	Credit Suisse First Boston, NY, 4.32%, 03/14/08 (b)	$206,631
	First Tennessee Bank,
103	5.05%, 08/15/08 (b)	103,316
413	5.06%, 08/15/08 (b)	413,245
	Goldman Sachs Group, Inc.,
103	5.1%, 09/12/08 (b)	103,316
194	4.62%, 02/13/09 (b)	194,233
103	HSBC Finance Corp, 5.26%, 08/05/08 (b)	103,316
413	IBM Corporation, 5.27%, 09/08/08 (b)	413,262
176	Lehman Brothers Inc., 4.49%, 01/02/08	176,213
207	Macquarie Group Ltd., 4.95%, 08/20/08 (b)	206,631
310	Metropolitan Life Global Funding, 4.89%, 08/21/08 (b)	309,947
413	National Rural Utilities Coop.,Fin., 5.24%, 09/02/08 (b)	413,262
240	Nationwide Building Society, 4.92%, 07/28/08 (b)	239,692
413	National Bank of Canada, 5.21%, 04/02/08 (b)	413,229
145	Unicredito Italiano Bank (IRE) PLC, 5.26%, 08/08/08 (b)	144,642
227	Unicredito Italiano Bank (IRE) PLC, 5.04%, 08/14/08 (b)	227,298
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $6,895,123)	6,895,123
	Total Short-Term Investments (Cost $7,618,731)	7,618,731
Total Investments (Cost $126,362,350) (d)	103.9%	$174,427,733
Liabilities in Excess of Other Assets	(3.9)	(6,636,070)
Net Assets	100.0%	$167,791,663

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments  ■  December 31, 2007 continued

*  Non-income producing security.

†  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

#  Securities with total market value equal to $166,809,002 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.

(c)  All or portion of this security is on loan as of December 31, 2007.

(d)  The aggregate cost for federal income tax purposes is $126,583,768. The aggregate gross unrealized appreciation is $50,313,562 and the aggregate gross unrealized depreciation is $2,469,597, resulting in net unrealized appreciation of $47,843,965.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$23,903,010	13.7%
Pharmaceuticals: Major	15,638,393	9.0
Integrated Oil	14,872,517	8.5
Multi-Line Insurance	10,134,072	5.8
Major Telecommunications	9,623,943	5.5
Industrial Conglomerates	8,746,334	5.0
Short-term Investments	7,618,731	4.5
Electric Utilities	7,488,268	4.3
Tobacco	6,695,412	3.8
Food: Major Diversified	6,622,562	3.8
Food Retail	6,053,575	3.5
Other Metals/Minerals	5,641,300	3.2
Aerospace & Defense	5,613,242	3.2
Wireless Telecommunications	5,169,597	3.0

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Motor Vehicles	$4,783,577	2.7%
Publishing: Books/ Magazines	4,542,830	2.6
Construction Materials	3,562,608	2.0
Medical Specialties	3,433,564	2.0
Other Consumer Specialties	3,203,476	1.8
Financial Conglomerates	3,142,601	1.8
Chemicals: Major Diversified	3,136,317	1.8
Electrical Products	2,986,593	1.7
Regional Banks	2,594,842	1.5
Industrial Machinery	2,570,448	1.5
Life/Health Insurance	2,515,491	1.4
Air Freight/Couriers	2,257,735	1.3
Investment Managers	1,876,695	1.1
	$174,427,733	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (90.5%)
	Air Freight/Couriers (4.5%)
206,262	C.H. Robinson Worldwide, Inc.	$11,162,899
188,631	Expeditors International of Washington, Inc.	8,428,033
		19,590,932
	Apparel/Footwear Retail (2.8%)
156,288	Abercrombie & Fitch Co. (Class A)	12,498,351
	Biotechnology (4.4%)
162,631	Illumina, Inc.*	9,637,513
149,124	Techne Corp.*	9,849,640
		19,487,153
	Casino/Gaming (3.2%)
123,744	Wynn Resorts, Ltd.*	13,875,415
	Chemicals: Agricultural (8.6%)
337,484	Monsanto Co.	37,693,588
	Computer Processing Hardware (3.0%)
67,620	Apple Inc.*	13,394,170
	Construction Materials (2.7%)
453,244	Cemex SAB de C.V. (ADR) (Mexico)*	11,716,357
	Financial Conglomerates (4.6%)
570,560	Brookfield Asset Management Inc. (Class A) (Canada)	20,351,875
	Information Technology Services (1.4%)
72,971	VMware Inc (Class A)*	6,201,805
	Internet Retail (5.5%)
259,832	Amazon.com, Inc.*	24,070,836
	Internet Software/ Services (12.6%)
34,013	Baidu.com, Inc. (ADR) (Cayman Islands)*	13,278,335
47,163	Google Inc. (Class A)*	32,612,271

NUMBER OF SHARES		VALUE
1,249,000	Tencent Holdings Ltd. (Cayman Islands)#	$9,302,532
		55,193,138
	Investment Banks/ Brokers (2.7%)
176,016	Greenhill & Co., Inc.	11,701,544
	Miscellaneous Commercial Services (4.5%)
156,537	Corporate Executive Board Co. (The)	9,407,874
215,331	CoStar Group, Inc.*	10,174,390
		19,582,264
	Oil & Gas Production (8.2%)
233,868	Southwestern Energy Co.*	13,031,125
324,120	Ultra Petroleum Corp. (Canada)*	23,174,580
		36,205,705
	Other Consumer Services (4.2%)
554,063	eBay Inc.*	18,389,351
	Personnel Services (1.5%)
199,534	Monster Worldwide Inc.*	6,464,902
	Restaurants (2.3%)
497,603	Starbucks Corp.*	10,185,933
	Specialty Telecommunications (2.2%)
407,223	Cogent Communications Group, Inc.*	9,655,257
	Telecommunication Equipment (4.0%)
155,253	Research In Motion Ltd. (Canada)*	17,605,690
	Water Utilities (2.2%)
393,281	Nalco Holding Co.	9,509,535
	Wholesale Distributors (2.4%)
2,640,000	Li & Fung Ltd. (Bermuda)#	10,549,623

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (3.0%)
216,430	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	$13,286,638
	Total Common Stocks (Cost $318,684,075)	397,210,062
	Investment Trusts/Mutual Funds (3.1%)
563,460	Aeroplan Income Fund (Units) (Canada)† (Cost $8,841,857)	13,530,576
NUMBER OF SHARES (000)
	Short-Term Investment (a) (6.5%) Investment Company
28,830	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $28,830,185)	28,830,185
Total Investments (Cost $356,356,117) (b)	100.1%	439,570,823
Liabilities In Excess of Other Assets	(0.1)	(618,138)
Net Assets	100.0%	$438,952,685

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

  #  Securities with total market value equal to $19,852,155 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes is $356,515,913. The aggregate gross unrealized appreciation is $109,014,518 and the aggregate gross unrealized depreciation is $25,959,608, resulting in net unrealized appreciation of $83,054,910.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Equity

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/ Services	$55,193,138	12.5%
Chemicals: Agricultural	37,693,588	8.6
Oil & Gas Production	36,205,705	8.2
Investment Company	28,830,185	6.6
Internet Retail	24,070,836	5.5
Financial Conglomerates	20,351,875	4.6
Air Freight/Couriers	19,590,932	4.5
Miscellaneous Commercial Services	19,582,264	4.4
Biotechnology	19,487,153	4.4
Other Consumer Services	18,389,351	4.2
Telecommunication Equipment	17,605,690	4.0
Casino/Gaming	13,875,415	3.2
Investment Trusts/ Mutual Funds	13,530,576	3.1

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Processing Hardware	$13,394,170	3.0%
Wireless Telecommunications	13,286,638	3.0
Apparel/Footwear Retail	12,498,351	2.8
Construction Materials	11,716,357	2.7
Investment Banks/ Brokers	11,701,544	2.7
Wholesale Distributors	10,549,623	2.4
Restaurants	10,185,933	2.3
Specialty Telecommunications	9,655,257	2.2
Water Utilities	9,509,535	2.2
Personnel Services	6,464,902	1.5
Information Technology Services	6,201,805	1.4
	$439,570,823	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Advertising/Marketing Services (0.1%)
7,950	Interpublic Group of Companies, Inc. (The)*	$64,475
5,510	Omnicom Group, Inc.	261,890
		326,365
	Aerospace & Defense (1.9%)
13,070	Boeing Co.	1,143,102
6,790	General Dynamics Corp.	604,242
2,124	Goodrich Corp.	149,976
2,137	L-3 Communications Holdings, Inc.	226,394
5,887	Lockheed Martin Corp.	619,666
5,710	Northrop Grumman Corp.	449,034
2,338	Precision Castparts Corp.	324,281
7,240	Raytheon Co.	439,468
2,750	Rockwell Collins, Inc.	197,917
		4,154,080
	Agricultural Commodities/ Milling (0.2%)
10,840	Archer-Daniels-Midland Co.	503,301
	Air Freight/Couriers (0.9%)
2,860	C.H. Robinson Worldwide, Inc.	154,783
3,611	Expeditors International of Washington, Inc.	161,339
5,235	FedEx Corp.	466,805
17,730	United Parcel Service, Inc. (Class B)	1,253,866
		2,036,793
	Airlines (0.1%)
12,380	Southwest Airlines Co.	151,036
	Aluminum (0.2%)
14,310	Alcoa, Inc.	523,031
	Apparel/Footwear (0.4%)
6,210	Coach, Inc.*	189,902
1,446	Jones Apparel Group, Inc.	23,121
1,680	Liz Claiborne, Inc.	34,188
6,480	Nike, Inc. (Class B)	416,275

NUMBER OF SHARES		VALUE
1,026	Polo Ralph Lauren Corp.	$63,397
1,507	VF Corp.	103,471
		830,354
	Apparel/Footwear Retail (0.3%)
1,470	Abercrombie & Fitch Co. (Class A)	117,556
7,860	Gap, Inc. (The)	167,261
5,240	Limited Brands, Inc.	99,193
3,170	Nordstrom, Inc.	116,434
7,370	TJX Companies, Inc. (The)	211,740
		712,184
	Auto Parts: O.E.M. (0.3%)
2,471	Eaton Corp.	239,563
10,020	Johnson Controls, Inc.	361,121
1	Wabco Holdings Inc.	50
		600,734
	Automotive Aftermarket (0.1%)
4,050	Goodyear Tire & Rubber Co. (The)*	114,291
	Beverages: Alcoholic (0.4%)
12,380	Anheuser-Busch Companies, Inc.	647,969
1,481	Brown-Forman Corp. (Class B)	109,757
3,290	Constellation Brands, Inc. (Class A)*	77,776
2,311	Molson Coors Brewing Co. (Class B)	119,294
		954,796
	Beverages: Non-Alcoholic (2.0%)
33,530	Coca-Cola Co. (The)	2,057,736
4,833	Coca-Cola Enterprises Inc.	125,803
2,340	Pepsi Bottling Group, Inc. (The)	92,336
27,150	PepsiCo, Inc.	2,060,685
		4,336,560

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.2%)
18,350	Amgen Inc.*	$852,174
4,950	Biogen Idec Inc.*	281,754
6,510	Celgene Corp.*	300,827
4,471	Genzyme Corp.*	332,821
15,705	Gilead Sciences, Inc.*	722,587
933	Millipore Corp.*	68,277
		2,558,440
	Broadcasting (0.1%)
8,442	Clear Channel Communications, Inc.	291,418
	Building Products (0.1%)
6,225	Masco Corp.	134,522
2,906	Trane Inc.	135,739
		270,261
	Cable/Satellite TV (0.6%)
51,840	Comcast Corp. (Class A)*	946,598
12,110	DIRECTV Group, Inc. (The)*	279,983
		1,226,581
	Casino/Gaming (0.2%)
3,175	Harrah's Entertainment, Inc.	281,781
5,320	International Game Technology	233,708
		515,489
	Chemicals: Agricultural (0.5%)
9,248	Monsanto Co.	1,032,909
	Chemicals: Major Diversified (0.7%)
15,930	Dow Chemical Co. (The)	627,961
15,170	Du Pont (E.I.) de Nemours & Co.	668,845
1,370	Eastman Chemical Co.	83,693
1,967	Hercules Inc.	38,061
2,153	Rohm & Haas Co.	114,260
		1,532,820
	Chemicals: Specialty (0.5%)
3,664	Air Products & Chemicals, Inc.	361,380
966	Ashland Inc.	45,817

NUMBER OF SHARES		VALUE
5,330	Praxair, Inc.	$472,824
2,226	Sigma-Aldrich Corp.	121,540
		1,001,561
	Coal (0.2%)
3,091	CONSOL Energy, Inc.	221,068
4,502	Peabody Energy Corp.	277,503
		498,571
	Commercial Printing/ Forms (0.1%)
3,620	Donnelley (R.R.) & Sons Co.	136,619
	Computer Communications (1.4%)
102,340	Cisco Systems, Inc.*	2,770,344
8,800	Juniper Networks, Inc.*	292,160
2,321	QLogic Corp.*	32,958
		3,095,462
	Computer Peripherals (0.4%)
35,390	EMC Corp.*	655,777
1,603	Lexmark International, Inc. (Class A)*	55,880
5,810	Network Appliance, Inc.*	145,018
4,225	Seagate Technology Inc. (Escrow)#*	0
		856,675
	Computer Processing Hardware (2.9%)
14,744	Apple Inc.*	2,920,492
37,800	Dell Inc.*	926,478
43,490	Hewlett-Packard Co.	2,195,375
13,980	Sun Microsystems, Inc.*	253,457
		6,295,802
	Construction Materials (0.1%)
1,831	Vulcan Materials Co.	144,814
	Containers/Packaging (0.1%)
1,737	Ball Corp.	78,165
1,700	Bemis Company, Inc.	46,546
2,200	Pactiv Corp.*	58,586
2,765	Sealed Air Corp.	63,982
		247,279

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Contract Drilling (0.6%)
2,440	ENSCO International Inc.	$145,473
4,768	Nabors Industries, Ltd. (Bermuda)*	130,595
4,552	Noble Corp. (Cayman Islands)	257,234
1,874	Rowan Companies, Inc.*	73,948
5,360	Transocean Inc. (Bermuda)	767,284
		1,374,534
	Data Processing Services (0.7%)
1,688	Affiliated Computer Services, Inc. (Class A)*	76,129
8,880	Automatic Data Processing, Inc.	395,426
2,950	Computer Sciences Corp.*	145,936
2,200	Convergys Corp.*	36,212
2,881	Fidelity National Information Services, Inc.	119,821
2,780	Fiserv, Inc.*	154,262
5,630	Paychex, Inc.	203,919
12,670	Western Union Co.	307,628
		1,439,333
	Department Stores (0.3%)
960	Dillard's, Inc. (Class A)	18,029
5,290	Kohl's Corp.*	242,282
7,300	Macy's, Inc.	188,851
3,758	J.C. Penney Co., Inc.	165,314
		614,476
	Discount Stores (1.5%)
1,530	Big Lots, Inc.*	24,465
7,320	Costco Wholesale Corp.	510,643
2,370	Family Dollar Stores, Inc.	45,575
1,230	Sears Holdings Corp.*	125,521
14,020	Target Corp.	701,000
39,860	Wal-Mart Stores, Inc.	1,894,546
		3,301,750
	Drugstore Chains (0.7%)
24,910	CVS Caremark Corp.	990,173
16,730	Walgreen Co.	637,078
		1,627,251

NUMBER OF SHARES		VALUE
	Electric Utilities (3.3%)
11,336	AES Corp. (The)*	$242,477
2,816	Allegheny Energy, Inc.	179,126
3,520	Ameren Corp.	190,819
6,768	American Electric Power Co., Inc.	315,118
5,446	CenterPoint Energy, Inc.	93,290
3,845	CMS Energy Corp.	66,826
4,594	Consolidated Edison, Inc.	224,417
3,060	Constellation Energy Group	313,742
9,868	Dominion Resources, Inc.	468,237
2,760	DTE Energy Co.	121,330
21,270	Duke Energy Corp.	429,016
5,524	Edison International	294,816
3,318	Entergy Corp.	396,567
11,130	Exelon Corp.	908,653
5,168	FirstEnergy Corp.	373,853
6,898	FPL Group, Inc.	467,546
1,289	Integrys Energy Group, Inc.	66,628
3,380	Pepco Holdings, Inc.	99,135
5,991	PG&E Corp.	258,152
1,701	Pinnacle West Capital Corp.	72,139
6,280	PPL Corp.	327,125
4,390	Progress Energy, Inc.	212,608
4,311	Public Service Enterprise Group, Inc.	423,513
12,824	Southern Co.	496,930
3,570	TECO Energy, Inc.	61,440
7,119	Xcel Energy, Inc.	160,676
		7,264,179
	Electrical Products (0.4%)
3,040	Cooper Industries, Ltd. (Class A) (Bermuda)	160,755
13,280	Emerson Electric Co.	752,445
2,390	Molex Inc.	65,247
		978,447
	Electronic Components (0.4%)
3,553	Jabil Circuit, Inc.	54,254
3,816	MEMC Electronic Materials, Inc.*	337,678

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
3,863	SanDisk Corp.*	$128,136
8,430	Tyco Electronics Ltd. (Bermuda)	313,006
		833,074
	Electronic Equipment/ Instruments (0.3%)
6,554	Agilent Technologies, Inc.*	240,794
3,700	JDS Uniphase Corp.*	49,210
2,520	Rockwell Automation, Inc.	173,779
15,590	Xerox Corp.	252,402
		716,185
	Electronic Production Equipment (0.3%)
23,250	Applied Materials, Inc.	412,920
3,089	KLA-Tencor Corp.	148,766
1,970	Novellus Systems, Inc.*	54,313
2,944	Teradyne, Inc.*	30,441
		646,440
	Electronics/Appliance Stores (0.2%)
5,950	Best Buy Co., Inc.	313,267
2,840	Circuit City Stores	11,928
2,210	RadioShack Corp.	37,261
		362,456
	Electronics/Appliances (0.1%)
4,866	Eastman Kodak Co.	106,419
1,026	Harman International Industries, Inc.	75,626
1,335	Whirlpool Corp.	108,976
		291,021
	Engineering & Construction (0.2%)
1,498	Fluor Corp.	218,289
2,033	Jacobs Engineering Group, Inc.*	194,375
		412,664

NUMBER OF SHARES		VALUE
	Environmental Services (0.2%)
4,880	Allied Waste Industries, Inc.*	$53,778
8,580	Waste Management, Inc.	280,308
		334,086
	Finance/Rental/Leasing (0.9%)
3,187	American Capital Strategies, Ltd.	105,044
6,590	Capital One Financial Corp.	311,443
3,200	CIT Group, Inc.	76,896
9,760	Countrywide Financial Corp.	87,254
8,091	Discover Financial Services	122,012
16,504	Fannie Mae	659,830
11,160	Freddie Mac	380,221
1,015	Ryder System, Inc.	47,715
8,896	SLM Corp.	179,165
		1,969,580
	Financial Conglomerates (3.2%)
19,730	American Express Co.	1,026,355
84,210	Citigroup, Inc. (Note 4)	2,479,142
56,660	JPMorgan Chase & Co.	2,473,209
2,850	Leucadia National Corp.	134,235
4,410	Principal Financial Group, Inc.	303,584
7,660	Prudential Financial, Inc.	712,686
		7,129,211
	Financial Publishing/ Services (0.2%)
2,236	Equifax, Inc.	81,301
5,550	McGraw-Hill Companies, Inc. (The)	243,145
3,620	Moody's Corp.	129,234
		453,680
	Food Distributors (0.1%)
10,260	SYSCO Corp.	320,215
	Food Retail (0.4%)
11,490	Kroger Co. (The)	306,898
7,445	Safeway Inc.	254,693

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
3,562	SUPERVALU, Inc.	$133,646
2,379	Whole Foods Market, Inc.	97,063
		792,300
	Food: Major Diversified (1.0%)
3,750	Campbell Soup Co.	133,987
8,220	ConAgra Foods Inc.	195,554
5,700	General Mills, Inc.	324,900
5,350	Heinz (H.J.) Co.	249,738
4,499	Kellogg Co.	235,883
26,100	Kraft Foods Inc. (Class A)	851,643
12,220	Sara Lee Corp.	196,253
		2,187,958
	Food: Meat/Fish/Dairy (0.1%)
2,218	Dean Foods Co.	57,357
4,620	Tyson Foods, Inc. (Class A)	70,825
		128,182
	Food: Specialty/Candy (0.2%)
2,867	Hershey Foods Co. (The)	112,960
2,150	McCormick & Co., Inc. (Non-Voting)	81,507
3,684	Wrigley (Wm.) Jr. Co.	215,698
		410,165
	Forest Products (0.1%)
3,530	Weyerhaeuser Co.	260,302
	Gas Distributors (0.4%)
8,360	Dynegy, Inc. (Class A)*	59,690
765	Nicor Inc.	32,398
4,620	NiSource, Inc.	87,272
2,927	Questar Corp.	158,351
4,410	Sempra Energy	272,891
10,713	Spectra Energy Corp.	276,609
		887,211
	Home Building (0.1%)
2,034	Centex Corp.	51,379
4,679	D.R. Horton, Inc.	61,622
1,306	KB Home	28,210

NUMBER OF SHARES		VALUE
2,364	Lennar Corp. (Class A)	$42,292
3,580	Pulte Homes, Inc.	37,733
		221,236
	Home Furnishings (0.1%)
2,870	Leggett & Platt, Inc.	50,053
4,685	Newell Rubbermaid, Inc.	121,248
		171,301
	Home Improvement Chains (0.6%)
28,470	Home Depot, Inc. (The)	766,982
24,670	Lowe's Companies, Inc.	558,035
1,760	Sherwin-Williams Co.	102,150
		1,427,167
	Hospital/Nursing Management (0.0%)
8,034	Tenet Healthcare Corp.*	40,813
	Hotels/Resorts/ Cruiselines (0.3%)
7,398	Carnival Corp (Units) (Panama)	329,137
5,270	Marriott International, Inc. (Class A)	180,129
3,377	Starwood Hotels & Resorts Worldwide, Inc.	148,689
3,000	Wyndham Worldwide Corp.	70,680
		728,635
	Household/Personal Care (2.6%)
7,240	Avon Products, Inc.	286,197
2,346	Clorox Co. (The)	152,889
8,646	Colgate-Palmolive Co.	674,042
1,963	Estee Lauder Companies, Inc. (The) (Class A)	85,606
1,380	International Flavors & Fragrances, Inc.	66,419
7,140	Kimberly-Clark Corp.	495,088
52,390	Procter & Gamble Co. (The)	3,846,474
		5,606,715

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates (4.9%)
12,030	3M Co.	$1,014,369
4,270	Danaher Corp.	374,650
170,480	General Electric Co.**	6,319,694
12,600	Honeywell International, Inc.	775,782
4,600	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	213,762
3,070	ITT Corp.	202,743
4,234	Textron, Inc.	301,884
8,350	Tyco International Ltd. (Bermuda)	331,078
16,670	United Technologies Corp.	1,275,922
		10,809,884
	Industrial Machinery (0.3%)
6,970	Illinois Tool Works Inc.	373,174
2,840	Parker Hannifin Corp.	213,880
		587,054
	Industrial Specialties (0.2%)
2,953	Ecolab Inc.	151,223
2,782	PPG Industries, Inc.	195,380
		346,603
	Information Technology Services (1.4%)
3,216	Citrix Systems, Inc.*	122,240
4,904	Cognizant Technology Solutions Corp. (Class A)*	166,442
8,629	Electronic Data Systems Corp.	178,879
23,240	International Business Machines Corp.	2,512,244
3,061	Teredata Corp.*	83,902
5,870	Unisys Corp.*	27,765
		3,091,472
	Insurance Brokers/ Services (0.2%)
4,964	AON Corp.	236,733
8,770	Marsh & McLennan Companies, Inc.	232,142
		468,875

NUMBER OF SHARES		VALUE
	Integrated Oil (6.9%)
35,620	Chevron Corp.	$3,324,415
26,980	ConocoPhillips	2,382,334
92,170	Exxon Mobil Corp.	8,635,407
4,691	Hess Corp.	473,134
3,196	Murphy Oil Corp.	271,149
		15,086,439
	Internet Retail (0.3%)
5,182	Amazon.com, Inc.*	480,060
2,680	Gamestop Corp (Class A)*	166,455
3,110	IAC/InterActiveCorp.*	83,721
		730,236
	Internet Software/ Services (1.6%)
2,808	Akamai Technologies, Inc.*	97,157
3,916	Google Inc. (Class A)*	2,707,836
3,746	VeriSign, Inc.*	140,887
22,540	Yahoo! Inc.*	524,280
		3,470,160
	Investment Banks/ Brokers (2.6%)
3,910	Ameriprise Financial, Inc.	215,480
1,969	Bear Stearns Companies, Inc. (The)	173,764
15,800	Charles Schwab Corp. (The)	403,690
901	Cme Group Inc.	618,086
7,150	E*TRADE Financial Corp.*	25,383
6,710	Goldman Sachs Group, Inc. (The)	1,442,986
1,174	IntercontinentaExchange Inc.*	225,995
8,940	Lehman Brothers Holdings Inc.	585,034
14,440	Merrill Lynch & Co., Inc.	775,139
17,900	Morgan Stanley (Note 4)	950,669
4,476	NYSE Euronext	392,859
		5,809,085
	Investment Managers (0.6%)
1,499	Federated Investors, Inc. (Class B)	61,699
2,752	Franklin Resources, Inc.	314,911

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
2,590	Janus Capital Group, Inc.	$85,082
2,251	Legg Mason, Inc.	164,661
4,496	Price (T.) Rowe Group, Inc.	273,716
6,510	State Street Corp.	528,612
		1,428,681
	Life/Health Insurance (0.9%)
8,230	AFLAC, Inc.	515,445
7,400	Genworth Financial Inc. (Class A)	188,330
4,540	Lincoln National Corp.	264,319
12,490	MetLife, Inc. (Note 4)	769,634
1,550	Torchmark Corp.	93,822
6,117	Unum Group	145,523
		1,977,073
	Major Banks (4.5%)
74,870	Bank of America Corp.	3,089,136
19,210	Bank of New York Mellon Corp.	936,680
9,270	BB&T Corp.	284,311
2,595	Comerica, Inc.	112,960
6,204	Huntington Bancshares, Inc.	91,571
6,601	KeyCorp	154,793
10,737	National City Corp.	176,731
5,900	PNC Financial Services Group, Inc.	387,335
11,730	Regions Financial Corp.	277,414
5,918	SunTrust Banks, Inc.	369,816
29,130	U.S. Bancorp	924,586
33,320	Wachovia Corp.	1,267,160
56,920	Wells Fargo & Co.	1,718,415
		9,790,908
	Major Telecommunications (3.3%)
102,310	AT&T Inc.	4,252,004
2,587	Embarq Corp.	128,134
47,980	Sprint Nextel Corp.	629,977
48,760	Verizon Communications, Inc.	2,130,324
		7,140,439

NUMBER OF SHARES		VALUE
	Managed Health Care (1.5%)
8,440	Aetna, Inc.	$487,241
4,710	CIGNA Corp.	253,068
2,650	Coventry Health Care, Inc.*	157,013
2,858	Humana, Inc.*	215,236
21,800	UnitedHealth Group Inc.	1,268,760
9,686	WellPoint Inc.*	849,753
		3,231,071
	Media Conglomerates (1.7%)
11,560	CBS Corp. (Class B)	315,010
32,110	Disney (Walt) Co. (The)	1,036,511
39,020	News Corp. (Class A)	799,520
60,970	Time Warner, Inc.	1,006,615
11,070	Viacom Inc. (Class B)*	486,194
		3,643,850
	Medical Distributors (0.4%)
2,830	AmerisourceBergen Corp.	126,982
6,100	Cardinal Health, Inc.	352,275
4,880	McKesson Corp.	319,689
2,373	Patterson Companies, Inc.*	80,563
		879,509
	Medical Specialties (2.1%)
2,840	Applera Corp. - Applied Biosystems Group	96,333
1,753	Bard (C.R.), Inc.	166,184
10,700	Baxter International, Inc.	621,135
4,127	Becton, Dickinson & Co.	344,935
22,618	Boston Scientific Corp.*	263,047
8,429	Covidien Ltd. (Bermuda)	373,321
2,664	Hospira, Inc.*	113,593
19,070	Medtronic, Inc.	958,649
2,079	Pall Corp.	83,825
2,000	PerkinElmer, Inc.	52,040
5,780	St. Jude Medical, Inc.*	234,899
4,023	Stryker Corp.	300,599
7,120	Thermo Fisher Scientific, Inc.*	410,682
2,144	Varian Medical Systems, Inc.*	111,831
1,693	Waters Corp.*	133,866
4,005	Zimmer Holdings, Inc.*	264,931
		4,529,870

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services (0.0%)
2,287	Cintas Corp.	$76,889
	Miscellaneous Manufacturing (0.1%)
3,350	Dover Corp.	154,402
	Motor Vehicles (0.3%)
35,596	Ford Motor Co.*	239,561
9,594	General Motors Corp.	238,795
4,070	Harley-Davidson, Inc.	190,110
		668,466
	Multi-Line Insurance (1.6%)
42,780	American International Group, Inc.	2,494,074
5,290	Hartford Financial Services Group, Inc. (The)	461,235
7,420	Loews Corp.	373,523
1,603	SAFECO Corp.	89,255
		3,418,087
	Office Equipment/ Supplies (0.1%)
1,823	Avery Dennison Corp.	96,874
3,660	Pitney Bowes Inc.	139,226
		236,100
	Oil & Gas Pipelines (0.3%)
11,820	El Paso Corp.	203,777
10,010	Williams Companies, Inc. (The)	358,158
		561,935
	Oil & Gas Production (2.0%)
7,865	Anadarko Petroleum Corp.	516,652
5,629	Apache Corp.	605,343
7,660	Chesapeake Energy Corp.	300,272
7,510	Devon Energy Corp.	667,714
4,151	EOG Resources, Inc.	370,477
2,900	Noble Energy, Inc.	230,608
13,980	Occidental Petroleum Corp.	1,076,320
2,520	Range Resources Corp.	129,427
8,177	XTO Energy, Inc.	419,971
		4,316,784

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing (0.7%)
11,980	Marathon Oil Corp.	$729,103
1,980	Sunoco, Inc.	143,431
2,319	Tesoro Corp.	110,616
9,290	Valero Energy Corp.	650,579
		1,633,729
	Oilfield Services/ Equipment (1.9%)
5,418	Baker Hughes Inc.	439,400
4,944	BJ Services Co.	119,941
14,860	Halliburton Co.	563,343
6,039	National-Oilwell Varco, Inc.*	443,625
20,210	Schlumberger Ltd. (Netherlands Antilles)	1,988,058
3,400	Smith International, Inc.	251,090
5,714	Weatherford International Ltd. (Bermuda)*	391,980
		4,197,437
	Other Consumer Services (0.5%)
2,310	Apollo Group, Inc. (Class A)*	162,047
5,480	Block (H&R), Inc.	101,764
19,180	eBay Inc.*	636,584
3,464	Expedia, Inc.*	109,532
		1,009,927
	Other Consumer Specialties (0.1%)
2,597	Fortune Brands, Inc.	187,919
	Other Metals/Minerals (0.0%)
1,485	Titanium Metals Corp.	39,278
	Packaged Software (3.5%)
9,680	Adobe Systems, Inc.*	413,626
3,900	Autodesk, Inc.*	194,064
3,300	BMC Software, Inc.*	117,612
6,589	CA Inc.	164,396
4,853	Compuware Corp.*	43,095
5,610	Intuit Inc.*	177,332
135,720	Microsoft Corp.	4,831,632
5,932	Novell, Inc.*	40,753

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
66,520	Oracle Corp.*	$1,502,022
14,630	Symantec Corp.*	236,128
		7,720,660
	Personnel Services (0.1%)
2,160	Monster Worldwide Inc.*	69,984
2,720	Robert Half International, Inc.	73,549
		143,533
	Pharmaceuticals: Generic Drugs (0.1%)
1,836	Barr Pharmaceuticals Inc.*	97,492
5,125	Mylan, Inc.	72,058
1,738	Watson Pharmaceuticals, Inc.*	47,169
		216,719
	Pharmaceuticals: Major (5.9%)
26,070	Abbott Laboratories	1,463,831
33,380	Bristol-Myers Squibb Co.	885,238
48,270	Johnson & Johnson	3,219,609
16,650	Lilly (Eli) & Co.	888,944
36,720	Merck & Co., Inc.	2,133,799
115,210	Pfizer, Inc.	2,618,723
27,320	Schering-Plough Corp.	727,805
22,590	Wyeth	998,252
		12,936,201
	Pharmaceuticals: Other (0.3%)
5,214	Allergan, Inc.	334,947
5,260	Forest Laboratories, Inc.*	191,727
4,140	King Pharmaceuticals, Inc.*	42,394
		569,068
	Precious Metals (0.5%)
6,472	Freeport-McMoRan Copper & Gold, Inc.	662,992
7,656	Newmont Mining Corp.	373,842
		1,036,834
	Property - Casualty Insurers (1.0%)
5,578	ACE Ltd. (Cayman Islands)	344,609
9,630	Allstate Corp. (The) (Note 4)	502,975

NUMBER OF SHARES		VALUE
6,470	Chubb Corp. (The)	$353,133
2,800	Cincinnati Financial Corp.	110,712
11,780	Progressive Corp. (The)	225,705
10,880	Travelers Companies, Inc. (The)	585,344
3,010	XL Capital Ltd. (Class A) (Cayman Islands)	151,433
		2,273,911
	Publishing: Books/ Magazines (0.0%)
653	Meredith Corp.	35,902
	Publishing: Newspapers (0.2%)
3,949	Gannett Co., Inc.	154,011
2,440	New York Times Co. (The) (Class A)	42,773
1,536	Scripps (E.W.) Co. (Class A)	69,135
100	Washington Post Co. (The) (Class B)	79,143
		345,062
	Pulp & Paper (0.2%)
7,220	International Paper Co.	233,784
3,140	MeadWestvaco Corp.	98,282
		332,066
	Railroads (0.7%)
5,030	Burlington Northern Santa Fe Corp.	418,647
7,090	CSX Corp.	311,818
6,530	Norfolk Southern Corp.	329,373
4,430	Union Pacific Corp.	556,497
		1,616,335
	Real Estate Development (0.0%)
3,376	CB Richard Ellis Group, Inc. (Class A)*	72,753
	Real Estate Investment Trusts (1.0%)
1,641	Apartment Investment & Management Co. (Class A)	56,992
1,352	AvalonBay Communities, Inc.	127,277

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
2,019	Boston Properties, Inc.	$185,364
2,070	Developers Diversified Realty Corp.	79,260
4,570	Equity Residential	166,668
4,110	General Growth Properties, Inc.	169,250
8,855	Host Hotels & Resorts Inc.	150,889
4,277	Kimco Realty Corp.	155,683
2,910	Plum Creek Timber Co., Inc.	133,976
4,357	ProLogis	276,147
2,122	Public Storage, Inc.	155,776
3,788	Simon Property Group, Inc.	329,026
2,258	Vornado Realty Trust	198,591
		2,184,899
	Recreational Products (0.2%)
1,480	Brunswick Corp.	25,234
5,274	Electronic Arts Inc.*	308,054
2,494	Hasbro, Inc.	63,797
6,220	Mattel, Inc.	118,429
		515,514
	Regional Banks (0.4%)
3,260	Commerce Bancorp, Inc.	124,336
8,990	Fifth Third Bancorp	225,919
2,141	First Horizon National Corp.	38,859
1,272	M&T Bank Corp.	103,757
4,340	Marshall & Ilsley Corp.	114,923
3,247	Northern Trust Corp.	248,655
1,842	Zions Bancorporation	86,003
		942,452
	Restaurants (0.8%)
2,402	Darden Restaurants, Inc.	66,559
19,950	McDonald's Corp.	1,175,255
12,320	Starbucks Corp.*	252,190
1,481	Wendy's International, Inc.	38,269
8,580	Yum! Brands, Inc.	328,357
		1,860,630
	Savings Banks (0.2%)
8,780	Hudson City Bancorp, Inc.	131,876
6,080	Sovereign Bancorp, Inc.	69,312
14,650	Washington Mutual, Inc.	199,387
		400,575

NUMBER OF SHARES		VALUE
	Semiconductors (2.2%)
10,155	Advanced Micro Devices, Inc.*	$76,163
5,695	Altera Corp.	110,027
5,120	Analog Devices, Inc.	162,304
7,953	Broadcom Corp. (Class A)*	207,891
98,630	Intel Corp.	2,629,476
3,764	Linear Technology Corp.	119,808
11,910	LSI Corp.*	63,242
3,610	Microchip Technology Inc.	113,426
12,832	Micron Technology, Inc.*	93,032
3,960	National Semiconductor Corp.	89,654
9,370	NVIDIA Corp.*	318,767
23,590	Texas Instruments Inc.	787,906
4,960	Xilinx, Inc.	108,475
		4,880,171
	Services to the Health Industry (0.5%)
4,250	Express Scripts, Inc.*	310,250
3,306	IMS Health Inc.	76,170
1,989	Laboratory Corp. of America Holdings*	150,229
4,510	Medco Health Solutions Inc.*	457,314
2,651	Quest Diagnostics Inc.	140,238
		1,134,201
	Specialty Insurance (0.1%)
1,710	Ambac Financial Group, Inc.	44,067
1,636	Assurant, Inc.	109,448
2,166	MBIA Inc.	40,353
1,427	MGIC Investment Corp.	32,008
		225,876
	Specialty Stores (0.3%)
2,357	AutoNation, Inc.*	36,911
784	AutoZone, Inc.*	94,009
4,470	Bed Bath & Beyond Inc.*	131,373
4,625	Office Depot, Inc.*	64,334
1,278	OfficeMax Inc.	26,403

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
11,930	Staples, Inc.	$275,225
2,318	Tiffany & Co.	106,698
		734,953
	Specialty Telecommunications (0.3%)
6,830	American Tower Corp. (Class A)*	290,958
1,893	CenturyTel, Inc.	78,484
5,530	Citizens Communications Co.	70,397
26,490	Qwest Communications International, Inc.*	185,695
8,094	Windstream Corp.	105,384
		730,918
	Steel (0.3%)
1,733	Allegheny Technologies, Inc.	149,731
4,881	Nucor Corp.	289,053
2,005	United States Steel Corp.	242,425
		681,209
	Telecommunication Equipment (1.1%)
1,476	Ciena Corp.*	50,346
26,580	Corning Inc.	637,654
38,530	Motorola, Inc.	618,021
27,610	QUALCOMM, Inc.	1,086,454
7,410	Tellabs, Inc.*	48,461
		2,440,936
	Tobacco (1.4%)
35,530	Altria Group, Inc.	2,685,357
2,901	Reynolds American, Inc.	191,350
2,640	UST, Inc.	144,672
		3,021,379
	Tools/Hardware (0.1%)
1,050	Black & Decker Corp.	73,133
983	Snap-On, Inc.	47,420
1,405	Stanley Works (The)	68,114
		188,667

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery (1.0%)
10,730	Caterpillar Inc.	$778,569
1,764	Cummins Inc.	224,681
7,524	Deere & Co.	700,635
2,190	Manitowoc Co., Inc.	106,938
6,210	PACCAR, Inc.	338,321
1,728	Terex Corp.*	113,305
		2,262,449
	Wholesale Distributors (0.1%)
2,830	Genuine Parts Co.	131,029
1,142	Grainger (W.W.), Inc.	99,948
		230,977
	Total Common Stocks (Cost $140,996,926)	217,135,805
NUMBER OF SHARES (000)
	Short-Term Investment (a) (0.8%) Investment Company
1,745	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,745,110)	1,745,110
Total Investments (Cost $142,742,036) (b)(c)	99.8%	218,880,915
Other Assets in Excess of Liabilities	0.2	378,381
Net Assets	100.0%	$219,259,296

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments  ■  December 31, 2007 continued

  *  Non-income producing security.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $162,000.

#  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)  Securities have been designated as collateral in an amount equal to $3,188,488 in connection with open futures contracts.

(c)  The aggregate cost for federal income tax purposes is $146,149,776. The aggregate gross unrealized appreciation is $81,140,259 and the aggregate gross unrealized depreciation is $8,409,120, resulting in net unrealized appreciation of $72,731,139.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
45	Long	S&P 500 Index E-MINI March 2008	$3,323,700	$(26,870)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Summary of Investments  ■  December 31, 2007

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$38,091,966	17.4%
Electronic Technology	23,918,825	11.0
Energy Minerals	21,535,523	9.8
Health Technology	20,810,298	9.5
Consumer Non-Durables	17,476,109	8.0
Producer Manufacturing	15,899,331	7.3
Technology Services	15,721,625	7.2
Retail Trade	10,302,773	4.7
Consumer Services	9,657,494	4.4
Utilities	8,151,390	3.7
Communications	7,871,357	3.6
Industrial Services	6,880,656	3.1
Process Industries	4,996,539	2.3
Health Services	4,406,085	2.0

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Transportation	$3,804,164		1.7%
Non-Energy Minerals	2,685,468		1.2
Consumer Durables	2,358,415		1.1
Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio	1,745,110		0.8
Distribution Services	1,430,701		0.7
Commercial Services	1,137,086		0.5
	$218,880,915	*	100.0%

*  Does not include outstanding long futures contracts with an underlying face amount of $3,323,700 with net unrealized depreciation of $26,870.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (99.2%) Australia# (3.0%)
	Data Processing Services
45,000	Computershare Ltd.	$389,898
	Other Consumer Services
76,800	A.B.C. Learning Centres Ltd.	347,847
	Total Australia	737,745
	Bermuda (9.2%)
	Apparel/Footwear Retail
45,000	Esprit Holdings Ltd.#	661,361
	Investment Banks/Brokers
20,800	MF Global Ltd.*	654,576
	Multi-Line Insurance
10,502	Axis Capital Holdings Ltd.	409,263
	Wholesale Distributors
146,200	Li & Fung Ltd.#	584,225
	Total Bermuda	2,309,425
	Canada (1.5%)
	Food: Specialty/Candy
27,900	SunOpta Inc.*	372,465
	France# (1.5%)
	Pharmaceuticals: Other
6,200	Ipsen S.A.	372,972
	Germany# (5.6%)
	Apparel/Footwear
8,808	Adidas AG	655,816
	Medical Specialties
5,400	Fresenius SE	439,364
	Other Consumer Services
19,015	Wirecard AG*	316,320
	Total Germany	1,411,500
	Greece# (4.1%)
	Regional Banks
16,292	EFG Eurobank Ergasias	575,141

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
11,900	Cosmote Mobile Telecommunications S.A.	$449,921
	Total Greece	1,025,062
	Israel (2.5%)
	Pharmaceuticals: Other
13,200	Teva Pharmaceutical Industries Ltd. (ADR)	613,536
	Italy# (2.7%)
	Major Banks
79,800	UniCredito Italiano SpA	664,132
	Japan# (2.2%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	549,299
	Mexico (2.5%)
	Beverages: Non-Alcoholic
7,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)†	297,726
	Other Transportation
5,500	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR) (Series B)	336,710
	Total Mexico	634,436
	Singapore (5.2%)
	Airlines
34,533	Singapore Airlines Ltd.#	413,345
	Electronic Components
25,900	Flextronics International Ltd.*	312,354
	Marine Shipping
148,634	Cosco Corp (Singapore) Ltd.#	584,790
	Total Singapore	1,310,489

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	South Africa# (1.4%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd.*	$342,999
	Spain# (7.4%)
	Apparel/Footwear Retail
5,500	Industria de Diseno Textil, S.A.	334,411
	Major Banks
15,331	Banco Bilbao Vizcaya Argentaria, S.A.	376,548
17,451	Banco Santander S.A.	377,016
		753,564
	Major Telecommunications
23,238	Telefonica S.A.	750,988
	Total Spain	1,838,963
	Switzerland# (2.6%)
	Chemicals: Specialty
2,800	Lonza Group AG (Registered Shares)	336,789
	Financial Conglomerates
6,866	UBS AG (Registered Shares)	318,853
	Total Switzerland	655,642
	United Kingdom# (12.7%)
	Beverages: Alcoholic
20,861	SABMiller PLC	586,946
	Investment Managers
66,900	BlueBay Asset Management PLC	469,348
25,923	Man Group PLC	298,178
		767,526
	Investment Trusts/Mutual Funds
14,900	KKR Private Equity Investors LP (Units)†	271,109
	Major Banks
19,169	Standard Chartered PLC	696,157

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
27,696	Intertek Group PLC	$543,007
	Pharmaceuticals: Other
13,487	Shire PLC	309,851
	Total United Kingdom	3,174,596
	United States (35.1%)
	Beverages: Non-Alcoholic
5,300	PepsiCo, Inc.	402,270
	Biotechnology
9,400	Gilead Sciences, Inc.*	432,494
	Computer Processing Hardware
4,263	Apple Inc.*	844,415
	Electric Utilities
6,600	Constellation Energy Group	676,698
	Electronic Components
15,800	Amphenol Corporation (Class A)	732,646
	Financial Conglomerates
5,950	Prudential Financial, Inc.	553,588
	Insurance Brokers/Services
13,500	Willis Group Holdings Ltd.	512,595
	Life/Health Insurance
9,700	AFLAC, Inc.	607,511
	Media Conglomerates
27,216	News Corp. (Class A)	557,656
	Medical Specialties
5,200	Bard (C.R.), Inc.	492,960
9,800	Thermo Fisher Scientific, Inc.*	565,264
8,600	West Pharmaceutical Services, Inc.	349,074
		1,407,298
	Miscellaneous Commercial Services
10,700	FTI Consulting Inc.*	659,548
	Specialty Stores
12,640	Staples, Inc.	291,605

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment
11,741	Corning Inc.	$281,667
	Wireless Telecommunications
18,000	Metropcs Communications Inc.*	350,100
9,400	NII Holdings Inc.*	454,208
		804,308
	Total United States	8,764,299
Total Investments (Cost $18,182,733) (a)	99.2%	24,777,560
Other Assets in Excess of Liabilities	0.8	192,437
Net Assets	100.0%	$24,969,997

*  Non-income producing security.

†  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

#  Securities with total market value equal to $13,016,631 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a)  The aggregate cost for federal income tax purposes is $18,186,446. The aggregate gross unrealized appreciation is $7,277,979 and the aggregate gross unrealized depreciation is $686,865, resulting in net unrealized appreciation of $6,591,114.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$2,113,853	8.5%
Medical Specialties	1,846,662	7.5
Pharmaceuticals: Other	1,296,359	5.2
Wireless Telecommunications	1,254,229	5.1
Miscellaneous Commercial Services	1,202,555	4.9
Investment Banks/Brokers	1,167,171	4.7
Electronic Components	1,045,000	4.2
Apparel/Footwear Retail	995,772	4.0
Financial Conglomerates	872,441	3.5
Computer Processing Hardware	844,415	3.4
Investment Managers	767,526	3.1
Major Telecommunications	750,988	3.0
Beverages: Non-Alcoholic	699,996	2.8
Electric Utilities	676,698	2.7
Other Consumer Services	664,167	2.7
Apparel/Footwear	655,816	2.6
Life/Health Insurance	607,511	2.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Beverages: Alcoholic	$586,946	2.4%
Marine Shipping	584,790	2.4
Wholesale Distributors	584,225	2.4
Regional Banks	575,141	2.3
Media Conglomerates	557,656	2.2
Home Building	549,299	2.2
Biotechnology	432,494	1.7
Airlines	413,345	1.7
Multi-Line Insurance	409,263	1.6
Data Processing Services	389,898	1.6
Food: Specialty/Candy	372,465	1.5
Pharmaceuticals: Generic Drugs	342,999	1.4
Chemicals: Specialty	336,789	1.4
Other Transportation	336,710	1.4
Specialty Stores	291,605	1.2
Telecommunication Equipment	281,667	1.1
Investment Trusts/Mutual Funds	271,109	1.1
	$24,777,560	100%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (90.8%)
	Air Freight/Couriers (4.5%)
26,340	C.H. Robinson Worldwide, Inc.	$1,425,521
24,088	Expeditors International of Washington, Inc.	1,076,252
		2,501,773
	Apparel/Footwear Retail (2.9%)
19,958	Abercrombie & Fitch Co. (Class A)	1,596,041
	Biotechnology (4.4%)
20,768	Illumina, Inc.*	1,230,712
19,043	Techne Corp.*	1,257,790
		2,488,502
	Casino/Gaming (3.2%)
15,802	Wynn Resorts, Ltd.	1,771,878
	Chemicals: Agricultural (8.6%)
43,097	Monsanto Co.	4,813,504
	Computer Processing Hardware (3.1%)
8,635	Apple Inc.*	1,710,421
	Construction Materials (2.7%)
57,879	Cemex SAB de C.V. (ADR) (Mexico)*	1,496,172
	Financial Conglomerates (4.6%)
72,860	Brookfield Asset Management Inc. (Class A) (Canada)	2,598,916
	Information Technology Services (1.4%)
9,318	VMware Inc (Class A)*	791,937
	Internet Retail (5.5%)
33,180	Amazon.com, Inc.*	3,073,795
	Internet Software/ Services (12.6%)
4,343	Baidu.com, Inc. (ADR) (Cayman Islands)*	1,695,464
6,023	Google Inc. (Class A)*	4,164,784
159,000	Tencent Holdings Ltd. (Cayman Islands)**	1,184,229
		7,044,477

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (2.7%)
22,477	Greenhill & Co., Inc.	$1,494,271
	Miscellaneous Commercial Services (4.5%)
19,990	Corporate Executive Board Co. (The)	1,201,399
27,498	CoStar Group, Inc.*	1,299,281
		2,500,680
	Oil & Gas Production (8.3%)
29,865	Southwestern Energy Co.*	1,664,078
41,390	Ultra Petroleum Corp. (Canada)*	2,959,385
		4,623,463
	Other Consumer Services (4.2%)
70,754	eBay Inc.*	2,348,325
	Personnel Services (1.5%)
25,480	Monster Worldwide Inc.*	825,552
	Restaurants (2.3%)
63,544	Starbucks Corp.*	1,300,746
	Specialty Telecommunications (2.2%)
52,002	Cogent Communications Group, Inc.*	1,232,968
	Telecommunication Equipment (4.0%)
19,826	Research In Motion Ltd. (Canada)*	2,248,268
	Water Utilities (2.2%)
50,222	Nalco Holding Co.	1,214,368
	Wholesale Distributors (2.4%)
338,000	Li & Fung Ltd. (Bermuda)* **	1,350,671
	Wireless Telecommunications (3.0%)
27,638	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,696,697
	Total Common Stocks (Cost $38,028,457)	50,723,425

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (3.1%)
71,954	Aeroplan Income Fund (Units) (Canada)† (Cost $1,333,180)	$1,727,858
NUMBER OF SHARES (000)
	Short-Term Investment (a) (6.2%) Investment Company
3,495	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,495,416)	3,495,416
Total Investments (Cost $42,857,053) (b)	100.1%	55,946,699
Liabilities in Excess of Other Assets	(0.1)	(75,043)
Net Assets	100.0%	$55,871,656

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  **  Security trades on a Hong Kong exchange.

  †  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes is $42,864,996. The aggregate gross unrealized appreciation is $15,664,416 and the aggregate gross unrealized depreciation is $2,582,713, resulting in net unrealized appreciation of $13,081,703.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Summary of Investments  ■  December 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$7,044,477	12.6%
Chemicals: Agricultural	4,813,504	8.6
Oil & Gas Production	4,623,463	8.3
Investment Company	3,495,416	6.1
Internet Retail	3,073,795	5.5
Financial Conglomerates	2,598,916	4.6
Air Freight/Couriers	2,501,773	4.5
Miscellaneous Commercial Services	2,500,680	4.5
Biotechnology	2,488,502	4.4
Other Consumer Services	2,348,325	4.2
Telecommunication Equipment	2,248,268	4.0
Casino/Gaming	1,771,878	3.2

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Trusts/Mutual Funds	$1,727,858	3.1%
Computer Processing Hardware	1,710,421	3.1
Wireless Telecommunications	1,696,697	3.0
Apparel/Footwear Retail	1,596,041	2.9
Construction Materials	1,496,172	2.7
Investment Banks/Brokers	1,494,271	2.7
Wholesale Distributors	1,350,671	2.4
Restaurants	1,300,746	2.3
Specialty Telecommunications	1,232,968	2.2
Water Utilities	1,214,368	2.2
Personnel Services	825,552	1.5
Information Technology Services	791,937	1.4
	$55,946,699	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (65.4%)
	Advertising/Marketing Services (0.6%)
37,120	Omnicom Group, Inc.	$1,764,314
	Aerospace & Defense (2.4%)
49,715	Northrop Grumman Corp.	3,909,588
57,135	Raytheon Co.	3,468,094
		7,377,682
	Aluminum (0.1%)
8,360	Alcoa, Inc.	305,558
	Biotechnology (2.6%)
42,680	Celgene Corp.*	1,972,243
79,000	Gilead Sciences, Inc.*	3,634,790
103,172	Vertex Pharmaceuticals Inc.*	2,396,686
		8,003,719
	Chemicals: Major Diversified (0.3%)
20,375	Dow Chemical Co. (The)	803,182
	Computer Communications (0.9%)
101,185	Cisco Systems, Inc.*	2,739,078
	Computer Peripherals (0.9%)
152,865	EMC Corp.*	2,832,588
	Computer Processing Hardware (2.9%)
30,950	Apple Inc.*	6,130,576
115,180	Dell Inc.*	2,823,062
		8,953,638
	Data Processing Services (0.1%)
14,793	Metavante Technologies, Inc.*	344,965
	Department Stores (0.4%)
28,750	Kohl's Corp.*	1,316,750
	Discount Stores (0.8%)
35,230	Costco Wholesale Corp.	2,457,645
	Electric Utilities (0.1%)
6,470	American Electric Power Co., Inc.	301,243
	Electrical Products (0.8%)
43,010	Emerson Electric Co.	2,436,947
	Electronics/Appliances (1.2%)
69,450	Sony Corp. (ADR) (Japan)	3,771,135
	Financial Conglomerates (1.9%)
49,500	American Express Co.	2,574,990
35,860	Citigroup, Inc.	1,055,718
45,510	JPMorgan Chase & Co.	1,986,511
		5,617,219

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (2.8%)
75,290	Kellogg Co.	$3,947,455
145,010	Kraft Foods Inc. (Class A)	4,731,676
		8,679,131
	Forest Products (1.2%)
50,260	Weyerhaeuser Co.	3,706,172
	Home Building (0.4%)
34,360	Gafisa S.A. (ADR) (Brazil) (a)	1,286,782
	Household/Personal Care (1.3%)
49,695	Colgate-Palmolive Co.	3,874,222
	Industrial Conglomerates (0.6%)
51,620	General Electric Co.	1,913,553
	Information Technology Services (1.4%)
39,250	International Business Machines Corp.	4,242,925
	Integrated Oil (2.7%)
41,984	Exxon Mobil Corp.	3,933,481
42,115	Hess Corp.	4,247,719
		8,181,200
	Internet Software/Services (1.6%)
3,670	Google Inc. (Class A)*	2,537,732
99,676	Yahoo! Inc.*	2,318,464
		4,856,196
	Investment Banks/Brokers (3.1%)
181,875	Charles Schwab Corp. (The)	4,646,906
7,735	Goldman Sachs Group, Inc. (The)	1,663,412
34,335	NYSE Euronext	3,013,583
		9,323,901
	Major Banks (1.1%)
44,595	Bank of America Corp.	1,839,990
51,215	Wells Fargo & Co.	1,546,181
		3,386,171
	Marine Shipping (0.6%)
34,265	Tidewater, Inc.	1,879,778
	Media Conglomerates (0.6%)
110,125	Time Warner, Inc.	1,818,164
	Medical Specialties (5.1%)
27,820	Applera Corp. - Celera Genomics Group*	441,503
41,280	Bard (C.R.), Inc.	3,913,344
40,865	Covidien Ltd. (Bermuda)	1,809,911

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
92,490	St. Jude Medical, Inc.*	$3,758,794
67,055	Thermo Fisher Scientific, Inc.*	3,867,732
27,730	Zimmer Holdings, Inc.*	1,834,339
		15,625,623
	Motor Vehicles (0.9%)
77,670	Honda Motor Co., Ltd. (ADR) (Japan)	2,573,984
	Oilfield Services/Equipment (1.7%)
72,575	Halliburton Co.	2,751,318
34,880	Smith International, Inc.	2,575,888
		5,327,206
	Packaged Software (4.8%)
153,160	Microsoft Corp.*	5,452,496
232,895	Oracle Corp.*	5,258,769
152,610	Sybase, Inc.*	3,981,595
		14,692,860
	Pharmaceuticals: Major (2.3%)
55,010	Johnson & Johnson	3,669,167
85,015	Pfizer, Inc.	1,932,391
51,760	Schering-Plough Corp.	1,378,886
		6,980,444
	Precious Metals (1.3%)
97,060	Barrick Gold Corp. (Canada)	4,081,373
	Property - Casualty Insurers (0.8%)
46,370	Allstate Corp. (The) (Note 4)	2,421,905
	Pulp & Paper (0.9%)
17,500	AbitibiBowater, Inc. (a)	360,675
9,160	International Paper Co.	296,601
61,780	MeadWestvaco Corp.	1,933,714
		2,590,990
	Recreational Products (0.6%)
90,500	Mattel, Inc.	1,723,120
	Restaurants (1.0%)
51,510	McDonald's Corp.	3,034,454
	Semiconductors (1.9%)
142,235	Intel Corp.	3,791,985
213,857	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	2,130,016
		5,922,001

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (2.9%)
350,920	Citizens Communications Co.	$4,467,212
342,214	Windstream Corp.	4,455,626
		8,922,838
	Steel (1.9%)
17,940	Nucor Corp.	1,062,407
38,570	United States Steel Corp.	4,663,499
		5,725,906
	Telecommunication Equipment (2.2%)
105,370	Motorola, Inc.	1,690,135
130,590	Nokia Corp. (ADR) (Finland)	5,013,350
		6,703,485
	Tobacco (2.6%)
55,800	Altria Group, Inc.	4,217,364
69,540	UST, Inc.	3,810,792
		8,028,156
	Trucks/Construction/Farm Machinery (1.0%)
43,660	Caterpillar Inc.	3,167,970
	Wireless Telecommunications (0.1%)
18,220	Metropcs Communications Inc.*	354,379
	Total Common Stocks (Cost $135,194,445)	200,050,552

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (5.0%)
	Aerospace & Defense (0.1%)
$250	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%	09/15/13	257,487
	Airlines (0.1%)
334	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	345,490
	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	199,628
195	Miller Brewing Co. - 144A**	4.25	08/15/08	194,181
				393,809
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications, Inc.	6.75	01/30/11	115,083
30	Comcast Corp.	6.50	01/15/15	31,358
25	Comcast LCI Holdings	7.625	02/15/08	25,062
				171,503

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Major Diversified (0.0%)
$105	ICI Wilmington Inc.	4.375%	12/01/08	$104,879
	Department Stores (0.1%)
275	May Department Stores Co.	5.95	11/01/08	275,758
	Drugstore Chains (0.1%)
25	CVS Caremark Corp.	5.75	06/01/17	25,206
55	CVS Caremark Corp.	5.75	08/15/11	56,384
161	CVS Lease Pass Through - 144A**	6.036	12/10/28	155,367
				236,957
	Electric Utilities (0.5%)
15	Appalachian Power Co. (Series O)	5.65	08/15/12	15,258
175	Arizona Public Service Co.	5.80	06/30/14	174,914
185	Carolina Power & Light Co.	5.125	09/15/13	185,584
55	CenterPoint Energy Resources, Corp.	6.25	02/01/37	52,954
25	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	27,479
65	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	67,622
125	Consumers Energy Co. (Series H)	4.80	02/17/09	124,738
100	Detroit Edison Co. (The)	6.125	10/01/10	103,739
85	Entergy Gulf States, Inc.	3.60	06/01/08	84,363
130	Entergy Gulf States, Inc.	5.524	12/01/09	129,184
65	Ohio Edison Co.	6.40	07/15/16	66,675
170	Ohio Power Company (Series K)	6.00	06/01/16	172,125
125	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	124,406
85	Texas Eastern Transmission, PC.	7.00	07/15/32	95,428
				1,424,469
	Electrical Products (0.1%)
175	Cooper Industries, Inc.	5.25	11/15/12	180,474
	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	130,204
	Finance/Rental/Leasing (0.2%)
155	Capmark Financial Group Inc. - 144A**	5.875	05/10/12	122,803
65	Capmark Financial Group Inc. - 144A**	6.30	05/10/17	48,533
125	CIT Group Inc. (Series MTN)	4.75	08/15/08	123,846
150	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	135,562
210	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	209,913
				640,657
	Financial Conglomerates (0.2%)
85	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	85,727
295	Chase Manhattan Corp.	6.00	02/15/09	297,659
110	Citigroup Inc.	5.875	05/29/37	103,004
95	General Electric Capital Corp. (Series A)	4.25	12/01/10	94,808
40	Prudential Financial Inc.	6.625	12/01/37	40,468
				621,666

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food Retail (0.0%)
$150	Fred Meyer, Inc.	7.45%	03/01/08	$150,531
	Food: Major Diversified (0.1%)
50	ConAgra Foods, Inc.	7.00	10/01/28	53,203
90	ConAgra Foods, Inc.	8.25	09/15/30	106,913
				160,116
	Gas Distributors (0.0%)
130	NiSource Finance Corp.	5.585	11/23/09	128,802
	Home Improvement Chains (0.1%)
250	Home Depot Inc.	5.116	12/16/09	245,038
	Industrial Conglomerates (0.2%)
470	General Electric Co.	5.25	12/06/17	469,896
135	Textron Financial Corp.	4.125	03/03/08	134,875
125	Textron Financial Corp. (Series MTN)	5.125	02/03/11	128,465
				733,236
	Insurance Brokers/Services (0.2%)
210	Catlin Insurance Co., Ltd. - 144A** (Bermuda)	7.249	#	192,310
375	Farmers Exchange Capital - 144A**	7.05	07/15/28	371,736
				564,046
	Investment Banks/Brokers (0.2%)
95	Bear Stearns Co. Inc.	6.40	10/02/17	91,949
205	Goldman Sachs Group Inc.	6.75	##	201,489
240	Lehman Brothers Holdings, Inc.	6.875	07/17/37	235,374
				528,812
	Major Banks (0.5%)
115	Bank of America Corp.	5.75	12/01/17	115,480
115	HSBC Finance Corp.	6.75	05/15/11	119,386
255	MBNA Corp. (Series F)	5.308	05/05/08	255,472
125	Popular North America, Inc. (Series F)	5.65	04/15/09	126,262
360	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.143	10/24/08	359,360
405	Wachovia Capital Trust III	5.80	##	362,142
210	Wells Fargo Company	5.625	12/11/17	210,525
				1,548,627
	Major Telecommunications (0.4%)
50	AT&T Corp.	8.00	11/15/31	61,585
180	AT&T Inc. Note	6.30	01/15/38	183,499
175	France Telecom S.A. (France)	8.50	03/01/31	227,572
125	SBC Communications, Inc.	6.15	09/15/34	125,198
130	Sprint Capital Corp.	8.75	03/15/32	146,930

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$110	Telecom Italia Capital SA (Luxembourg)	4.00%	11/15/08	$108,602
115	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	112,689
175	Telefonica Europe BV (Netherlands)	8.25	09/15/30	216,700
				1,182,775
	Managed Health Care (0.1%)
125	United Healthcare Group Inc.	5.204	03/02/09	124,985
90	UnitedHealth Group Inc.	4.125	08/15/09	89,501
				214,486
	Media Conglomerates (0.2%)
325	Time Warner, Inc.	5.109	11/13/09	317,144
160	Viacom, Inc.	6.875	04/30/36	160,936
				478,080
	Motor Vehicles (0.0%)
80	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	101,183
	Multi-Line Insurance (0.4%)
490	AIG SunAmerica Global Financing VI - 144A**	6.30	05/10/11	509,422
250	American General Finance Corp. (Series H)	4.625	09/01/10	248,144
325	Equitable Co.	6.50	04/01/08	326,491
225	Two-Rock Pass-Through - 144A** (Bermuda)	5.827	#	90,000
				1,174,057
	Oil & Gas Pipelines (0.1%)
170	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	171,385
	Oil Refining/Marketing (0.0%)
135	Valero Energy Corp.	3.50	04/01/09	132,739
	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125	06/15/12	198,789
	Property - Casualty Insurers (0.2%)
300	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692	11/14/08	301,120
85	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	87,856
260	Xlliac Global Funding - 144A**	4.80	08/10/10	261,710
				650,686
	Railroads (0.0%)
105	Burlington North Santa Fe Railway Co.	6.125	03/15/09	106,415
45	Union Pacific Corp.	6.625	02/01/08	45,055
				151,470
	Real Estate Development (0.1%)
390	World Financial Properties - 144A**	6.91	09/01/13	407,846
	Real Estate Investment Trusts (0.1%)
260	iStar Financial Inc.	5.496	03/09/10	233,268
	Regional Banks (0.1%)
300	Marshall & Ilsley Bank (Series T)	3.80	02/08/08	299,617

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Restaurants (0.0%)
$135	Tricon Global Restaurants, Inc.	8.875%	04/15/11	$149,015
	Savings Banks (0.3%)
110	Household Finance Corp.	4.125	12/15/08	109,018
95	Household Finance Corp.	5.875	02/01/09	95,828
75	Household Finance Corp.	6.375	10/15/11	77,339
75	Household Finance Corp.	6.40	06/17/08	75,358
320	Sovereign Bancorp, Inc.	5.114	03/23/10	317,704
100	Sovereign Bank (Series CD)	4.00	02/01/08	99,909
165	Washington Mutual Bank	5.50	01/15/13	146,559
100	Washington Mutual Preferred Funding II	6.665	##	59,086
				980,801
	Total Corporate Bonds (Cost $15,615,512)			15,368,758
	U.S. Government Obligations (2.6%)
	U.S. Treasury Bond
2,250	(a)	6.125	08/15/29	2,753,262
200	(a)	6.375	08/15/27	248,297
450		4.50	02/15/36	452,426
	U.S. Treasury Note
500	(a)	3.50	08/15/09	503,477
750	(a)	6.00	08/15/09	784,512
2,200	(a)	5.375	02/15/31	2,479,299
805		4.25	08/15/13	834,589
	Total U.S. Government Obligations (Cost $7,802,786)			8,055,862
	U.S. Government Agencies - Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corp.
64		7.50	01/01/30 - 04/01/30	68,050
	Federal Home Loan Mortgage Corp. ARM
319		5.613	04/01/37	323,800
445		5.719	01/01/37	448,969
	Federal Home Loan Mortgage Corp. (PC) Gold
3		6.50	05/01/29 - 12/01/31	2,791
169		8.00	11/01/30 - 12/01/30	181,531
	Federal National Mortgage Assoc.
3		6.50	11/01/29	3,194
93		6.872	07/01/33	95,086
465		6.867	03/01/36	471,744
1036		6.883	01/01/36	1,050,736

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$480		6.904%		03/01/36	$486,689
1103		7.00		10/01/27 - 11/01/34	1,159,167
494		7.286		05/01/36	507,535
477		7.319		05/01/36	485,528
813		7.50		08/01/29 - 09/01/35	867,448
587		8.00		11/01/29 - 06/01/31	626,978
	Federal National Mortgage Assoc. ARM
303		5.976		04/01/37	310,780
592		6.83		10/01/35	610,228
600		6.833		12/01/35	617,533
513		6.837		11/01/35	528,449
983		6.897		01/01/36	997,018
897		7.34		04/01/36 - 07/01/36	913,337
500		7.348		07/01/36	512,779
1006		7.365		04/01/36	1,024,676
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $12,329,315)				12,294,046
	Asset-Backed Securities (2.7%)
126	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	125,327
114	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	113,905
525	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	527,016
425	Capital Auto Receivables Asset Trust 2006-SN1A A3 144A**	5.31		10/20/09	425,675
475	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	5.07	††	07/15/10	471,753
275	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	275,788
458	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	460,494
375	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	375,106
450	Citibank Credit Card Issuance Trust 2007-A1 A1	4.874	††	03/22/12	447,626
300	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	300,913
33	CNH Equipment Trust 2005-A A3	4.02		04/15/09	32,622
82	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	82,250
210	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	210,315
475	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	477,277
200	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	199,523
495	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	490,556
341	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	339,844
300	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	300,744
19	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	18,842
108	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	107,734

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$259	Honda Auto Receivables Owner Trust 2005-6 A3	4.85%		10/19/09	$259,490
120	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	119,035
100	Lehman XS Trust 2006-16N M2	5.265	††	11/25/46	79,101
575	MBNA Credit Card Master Note Trust 2003-A3 A3	5.148	††	08/16/10	575,198
121	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	121,277
162	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	160,947
158	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	157,453
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	125,018
269	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	268,273
44	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	43,832
122	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	121,502
66	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	65,621
240	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	239,488
	Total Asset-Backed Securities (Cost $8,125,793)				8,119,545
	Collateralized Mortgage Obligations (4.1%)
	U.S. Government Agencies (0.5%)
267	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.015	††	09/25/45	264,476
1,000	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	300,649
4,713	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.71	††	03/25/36	126,667
551	Federal National Mortgage Assoc. 2006-118 A2	4.925	††	12/25/36	540,851
404	Federal National Mortgage Assoc. 2006-28 1A1	4.975	††	03/25/36	402,209
	Total U.S. Government Agencies (Cost $1,684,472)				1,634,852
	Private Issues (3.6%)
263	Adjustable Rate Mortgage Trust - 2005-6A 2A1	5.175	††	11/25/35	249,493
216	American Home Mortgage Assets 2007-5 A3	5.165	††	06/25/47	174,298
471	American Home Mortgage Investment Trust 2007-1 GA1C	5.055	††	05/25/47	440,499
528	American Home Mortgage Assets 2007-5 A2	5.105	††	06/25/47	483,833
435	American Home Mortgage Assets 2006-2	5.095	††	09/25/46	393,493
125	American Home Mortgage Investment Trust 2005-4 1M2	5.585	††	11/25/45	105,560
200	American Home Mortgage Investment Trust 2007-1 1M1	5.245	††	03/25/46	152,203
335	Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.025	††	12/25/46	318,797
336	Bear Stearns Mortgage Funding Trust 2007-AR1 1A2	5.075	††	01/25/37	308,248

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,604	Countrywide Alternative Loan Trust 2006-OA17 1XP (IO)	1.982	††%	12/20/46	$130,573
148	Countrywide Alternative Loan Trust 2006-0A18	5.135	††	12/25/46	119,673
493	Countrywide Alternative Loan Trust 2007-0A8 2A2	5.095	††	06/25/47	446,424
313	Countrywide Alternative Loan Trust 2005-56 2A3	6.288	††	11/25/35	306,382
183	Countrywide Alternative Loan Trust 2006-0A17	5.248	††	12/20/46	146,785
161	Countrywide Alternative Loan Trust 2006-0A21	5.23	††	03/20/47	131,880
320	Countrywide Alternative Loan Trust - 2006-0A2 A3	5.219	††	05/20/46	292,842
2,722	Countrywide Alternative Loan Trust - 2006-0A21 X (IO)	1.53		03/20/47	148,550
2,584	Countrywide Alternative Loan Trust - 2007-0A3 X (IO)	2.00		04/25/47	106,588
311	Countrywide Alternative Loan Trust 2006-OA1 2A2	5.259	††	03/20/46	285,935
464	Greenpoint Mortgage Funding Trust 2006-0H1 A2	5.095	††	01/25/37	433,497
479	Harborview Mortgage Loan Trust - 2006-AR1 2A1A	5.145	††	11/19/36	453,161
457	Harborview Mortgage Loan Trust 2006-14 2A1A	5.115	††	03/19/38	428,410
369	Harborview Mortgage Loan Trust 2006-8 2A1B	5.182	††	08/21/36	341,217
398	Luminent Mortgage Trust 2006-4, A1B	5.095	††	05/25/46	367,268
200	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	5.715	††	05/25/47	105,812
669	Residential Accredit Loans, Inc. 2006-Q010 A1	5.025	††	01/25/37	653,871
355	Residential Accredit Loans, Inc. 2007-Q03 A3	5.125	††	03/25/47	286,130
561	Residential Accredit Loans, Inc. 2007-QH1 A2	5.055	††	02/25/37	510,629
550	Structured Asset Mortgage Investments Inc. 2007-AR1 2A2	5.075	††	01/25/37	502,184
150	Structured Asset Mortgage Investments Inc. 2006-AR7	5.235	††	08/25/36	114,985
6,834	Wamu Mortgage Pass-Through Certificates 2005-AR6 X (IO)	1.166		04/25/45	125,992
466	Wamu Mortgage Pass-Through Certificates 2007-0A1 A1B	5.065	††	02/25/47	423,212
561	Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B	5.095	††	07/25/47	512,463
230	Wamu Mortgage Pass-Through Certificates 2005-AR13 A1A2	6.238	††	10/25/45	225,275
75	Wamu Mortgage Pass-Through Certificates 2006-AR5	5.215	††	06/25/46	60,636
400	Washington Mutual Mortgage Pass-Through Certificates 2007-0A1 CA1B	5.065	††	12/25/46	365,345
14,885	Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)	0.255		03/25/47	215,301
	Total Private Issues (Cost $11,659,613)				10,867,444
	Total Collateralized Mortgage Obligations (Cost $13,344,085)				12,502,296

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF CONTRACTS			VALUE
	Put Option Purchased (0.0%)
42	90 day Euro $ March/2008 @94.50		$0
39	90 day Euro $ March/2008 @94.75		244
	Total Put Option Purchased (Cost $15,148)		244
PRINCIPAL AMOUNT IN THOUSANDS
	Short-term Investments (18.1%)
	U.S. Government Obligation (b) (0.1%)
$160	U.S. Treasury Bills*** (Cost $159,806)		159,806
NUMBER OF SHARES (000)
	Investment Company (c) (16.1%)
49,182	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $49,181,804)		49,181,804
	Security Purchased from Securities Lending Collateral (d) (1.9%)
	Repurchase Agreement
5,902	Deutsche Bank Securities Inc. 1.55% due 01/02/08 (dated 12/31/07; proceeds $5,902,508) (Cost $5,902,254)		5,902,254
	Total Short-Term Investments (Cost $55,243,864)		55,243,864
	Total Investments (Cost $247,670,948) (e)(f)	101.9%	311,635,167
	Liabilities in Excess of Other Assets	(1.9)	(5,719,210)
	Net Assets	100.0%	$305,915,957

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of December 31, 2007.

  BKN  Bank Note.

  IO  Interest Only Security.

  MTN  Medium-Term Note.

  PC  Participation Certificate.

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investors.

  ***  A portion of this security has been physically segregated in connection with open futures.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

  ††  Variable rate security. Rate shown is the rate in effect at December 31, 2007.

  #  Foreign security issued with perpetual maturity.

  ##  Security issued with perpetual maturity.

  (a)  All or a portion of this security was on loan as of December 31, 2007.

  (b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (c)  See Note 4 of the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  Collateralized by federal agency and U.S.Treasury obligations.

  (e)  Securities have been designated as collateral in connection with open futures and swap contracts.

  (f)  The aggregate cost for federal income tax purposes is $247,757,661. The aggregate gross unrealized appreciation is $70,282,718 and the aggregate gross unrealized depreciation is $6,405,212, resulting in net unrealized appreciation of $63,877,506.

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
102	Long	U.S.Treasury Notes 5 Year, March 2008	$11,248,688	$69,046
33	Long	U.S.Treasury Notes 2 Year, March 2008	6,938,250	(402)
10	Long	Swap Future 10 Year, March 2008	1,104,688	12,324
3	Long	90 Day Euro$ June 2009	723,825	6,878
3	Long	90 Day Euro$ March 2008	718,238	1,305
1	Long	90 Day Euro$ December 2008	241,575	3,716
1	Long	90 Day Euro$ March 2009	241,575	3,829
2	Short	90 Day Euro$ September 2009	(481,750)	(4,684)
2	Short	90 Day Euro$ December 2009	(480,900)	(4,313)
2	Short	90 Day Euro$ March 2010	(480,125)	(3,881)
1	Short	90 Day Euro$ June 2010	(239,675)	(1,728)
40	Short	U.S.Treasury Notes 10 Year, March 2008	(4,535,625)	(28,545)
53	Short	U.S.Treasury Bonds 20 Year, March 2008	(6,167,875)	(1,599)
Net Unrealized Appreciation				$51,946

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

Credit Default Swap Contracts Open at December 31, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000's)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group Inc.	Buy	$350	0.120%	December 20, 2011	$2,585
Goldman Sachs International Motorola, Inc.	Buy	120	0.15	December 20, 2011	2,058
Goldman Sachs International Motorola, Inc.	Buy	240	0.157	December 20, 2011	4,053
Goldman Sachs International Union Pacific Corp.	Buy	175	0.20	December 20, 2011	$772
Goldman Sachs International Chubb Corp.	Buy	350	0.10	March 20, 2012	2,349
Goldman Sachs International Dell Inc.	Buy	180	0.22	March 20, 2012	$553
Citibank, NA, New York Covidien Ltd.	Buy	140	0.43	March 20, 2012	(1,014)
Citibank, NA, New York Covidien Ltd.	Buy	67	0.43	March 20, 2012	(483)
Citibank, NA, New York Tyco Electronics Ltd.	Buy	140	0.43	March 20, 2012	(142)
Citibank, NA, New York Tyco Electronics Ltd.	Buy	67	0.43	March 20, 2012	(67)
Citibank, NA, New York Tyco International Ltd.	Buy	140	0.43	March 20, 2012	(142)
Citibank, NA, New York Tyco International Ltd.	Buy	67	0.43	March 20, 2012	(67)
Net Unrealized Appreciation					$10,455

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments  ■  December 31, 2007 continued

Interest Rate Swap Contracts Open at December 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION
Citibank N.A. New York	$4,600	Fixed Rate 5.338%	Floating Rate 5.498%	May 24, 2017	$248,809
JPMorgan Chase N.A. New York	4,600	Fixed Rate 5.34	Floating Rate 5.498	May 24, 2017	249,688
Deutsche Bank AG, New York	1,950	Fixed Rate 5.389	Floating Rate 5.03	May 25, 2017	113,100
JPMorgan Chase N.A. New York	2,450	Fixed Rate 5.448	Floating Rate 5.061	May 29, 2017	152,951
Citibank N.A. New York	1,900	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	118,674
JPMorgan Chase N.A. New York	2,150	Fixed Rate 5.088	Floating Rate 5.725	September 11, 2017	72,281
Citibank N.A. New York	2,900	Fixed Rate 5.239	Floating Rate 5.20	September 27, 2017	132,933
Total Unrealized Appreciation					$1,088,436

†  Floating rate represents USD-3 months LIBOR.

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION	MARKET VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$200,050,552		64.2%
Short-Term Investments	55,243,864		17.7
U.S. Government Agencies and Obligations	20,349,908		6.6
Corporate Bonds	15,368,758		4.9
Collateralized Mortgage Obligations	12,502,296		4.0
Asset-Backed Securities	8,119,545		2.6
Put Option Purchased	244		0.0
TOTAL INVESTMENTS	$311,635,167	@	100.0%

@  Does not include open long/short futures contracts with an underlying face amount of $33,602,789 with net unrealized appreciation of $51,946, and open swap contracts with net unrealized appreciation of $1,098,891.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
For the year ended December 31, 2007

	Money Market	Limited Duration	Income Plus	High Yield	Utilities
Assets:
Investments in securities, at value*	$212,263,948	$118,450,667	$341,725,932	$44,326,993 †	$163,401,413
Investments in affiliates, at value**	—	8,889,390	6,943,470	536,684	1,909,330
Cash	5,033	27,852	—	664	27,841
Receivable for:
Investments sold	—	—	—	606,100	—
Shares of beneficial interest sold	1,200,873	1,355	82,814	17,125	52,048
Dividends	—	—	—	—	270,902
Interest	1,051,889	704,132	4,514,367	906,376	—
Foreign withholding taxes reclaimed	—	—	—	—	—
Principal paydowns	—	32,236	31	—	—
Periodic interest on open swap contracts	—	323,883	971,298	65,326	—
Dividends and interest from affiliates	—	43,478	49,172	4,934	11,791
Unrealized appreciation on open forward foreign currency contracts	—	—	—	155	—
Unrealized appreciation on open swap contracts	—	514,855	8,575,824	237,249	—
Prepaid expenses and other assets	7,820	5,550	16,798	5,931	6,986
Total Assets	214,529,563	128,993,398	362,879,706	46,707,537	165,680,311
Liabilities:
Collateral on securities loaned at value	—	—	—	187,000	—
Written call options outstanding, at value	—	—	—	—	—
Unrealized depreciation on open swap contracts	—	11,345	55,354	758	—
Payable for:
Investments purchased	—	624,767	—	—	—
Shares of beneficial interest redeemed	1,356,550	216,192	3,034,014	177,579	236,300
Variation margin	—	5,359	434,832	37,031	—
Distribution fee (Class Y)	21,757	21,695	42,224	5,259	6,870
Investment advisory fee	81,999	31,524	124,266	16,434	80,390
Administration fee	9,111	8,749	24,103	3,165	11,383
Premium received on open swap contracts	—	19,885	—	96,563	—
Periodic interest on open swap contracts	—	204,618	844,775	64,333	—
Transfer agent fee	500	500	500	500	500
Payable to bank	—	—	—	—	—
Unrealized depreciation on open forward foreign currency contracts	—	—	—	6,492	—
Swap contracts collateral due to brokers	—	520,000	5,590,000	—	—
Accrued expenses and other payables	58,116	48,446	76,777	53,988	57,559
Total Liabilities	1,528,033	1,713,080	10,226,845	649,102	393,002
Net Assets	$213,001,530	$127,280,318	$352,652,861	$46,058,435	$165,287,309
Composition of Net Assets:
Paid-in-capital	$213,001,440	$142,191,090	$366,457,755	$351,422,218	$57,504,129
Accumulated undistributed net investment income (loss)	184	(469,635)	(2,017,428)	175,240	85,359
Accumulated undistributed net realized gain (loss)	(94)	(10,538,578)	(22,921,076)	(245,823,531)	23,618,807
Net unrealized appreciation (depreciation)	—	(3,902,559)	11,133,610	(59,715,492)	84,079,014
Net Assets	$213,001,530	$127,280,318	$352,652,861	$46,058,435	$165,287,309
* Cost	$212,263,948	$122,911,282	$339,147,788	$104,293,606	$79,322,399
** Affiliated Cost	$—	$8,871,792	$6,943,470	$536,684	$1,909,330
Class X Shares:
Net Assets	$111,477,872	$26,214,118	$155,878,934	$21,625,320	$133,506,951
Shares Outstanding (unlimited authorized shares of $.01 par value)	111,477,860	2,826,942	14,762,159	19,208,382	6,462,818
Net Asset Value Per Share	$1.00	$9.27	$10.56	$1.13	$20.66
Class Y Shares:
Net Assets	$101,523,658	$101,066,200	$196,773,927	$24,433,115	$31,780,358
Shares Outstanding (unlimited authorized shares of $.01 par value)	101,523,580	10,914,672	18,665,453	21,678,706	1,539,340
Net Asset Value Per Share	$1.00	$9.26	$10.54	$1.13	$20.65

†  Includes securities loaned at value of $174,150, $16,501,583 and $6,482,849, respectively.

††  Includes foreign currency with cost of $16,260, $261,207, and $400, respectively.

#  Premium received $40,685

See Notes to Financial Statements

	Income Builder	Dividend Growth		Global Dividend Growth		European Equity		Equity
Assets:
Investments in securities, at value*	$59,702,877	$462,100,232		$217,025,361	†	$173,704,125	†	$410,740,638
Investments in affiliates, at value**	3,139,261	22,998,502		294,542		723,608		28,830,185
Cash	—	—		16,493	††	273,067	††	402	††
Receivable for:
Investments sold	—	—		1,852,215		—		—
Shares of beneficial interest sold	1,610	271,327		47,785		38,762		768,437
Dividends	47,171	539,830		221,591		214,639		93,112
Interest	191,086	—		—		—		—
Foreign withholding taxes reclaimed	—	82,655		11,467		115,420		60,826
Principal paydowns	—	—		—		—		—
Periodic interest on open swap contracts	—	—		—		—		—
Dividends and interest from affiliates	10,185	31,635		4,060		4,856		114,805
Unrealized appreciation on open forward foreign currency contracts	—	—		—		—		—
Unrealized appreciation on open swap contracts	—	—		—		—		—
Prepaid expenses and other assets	5,529	15,600		6,956		6,292		25,444
Total Assets	63,097,719	486,039,781		219,480,470		175,080,769		440,633,849
Liabilities:
Collateral on securities loaned at value	—	—		17,259,101		6,895,123		—
Written call options outstanding, at value	—	82,440	#	—		—		—
Unrealized depreciation on open swap contracts	—	—		—		—		—
Payable for:
Investments purchased	39,811	—		—		—		—
Shares of beneficial interest redeemed	11,627	613,825		161,540		195,910		1,398,619
Variation margin	—	—		—		—		—
Distribution fee (Class Y)	7,542	25,129		14,090		8,735		23,061
Investment advisory fee	36,349	202,693		116,425		121,611		156,656
Administration fee	4,370	33,583		13,912		11,487		30,022
Premium received on open swap contracts	—	—		—		—		—
Periodic interest on open swap contracts	—	—		—		—		—
Transfer agent fee	500	500		500		500		500
Payable to bank	—	—		—		—		—
Unrealized depreciation on open forward foreign currency contracts	—	—		—		—		—
Swap contracts collateral due to brokers	—	—		—		—		—
Accrued expenses and other payables	36,050	73,637		55,740		55,740		72,306
Total Liabilities	136,249	1,031,807		17,621,308		7,289,106		1,681,164
Net Assets	$62,961,470	$485,007,974		$201,859,162		$167,791,663		$438,952,685
Composition of Net Assets:
Paid-in-capital	$49,645,163	$576,762,686		$109,343,315		$94,988,183		$683,833,904
Accumulated undistributed net investment income (loss)	(319,944)	160,828		4,112,145		3,052,295		684,038
Accumulated undistributed net realized gain (loss)	7,181,153	(156,148,653)		28,965,639		21,672,390		(328,784,130)
Net unrealized appreciation (depreciation)	6,455,098	64,233,113		59,438,063		48,078,795		83,218,873
Net Assets	$62,961,470	$485,007,974		$201,859,162		$167,791,663		$438,952,685
* Cost	$53,270,698	$392,056,418		$157,582,348		$125,638,742		$327,525,932
** Affiliated Cost	$3,116,342	$28,767,448		$294,542		$723,608		$28,830,185
Class X Shares:
Net Assets	$28,244,305	$368,736,714		$136,494,865		$127,070,573		$331,243,007
Shares Outstanding (unlimited authorized shares of $.01 par value)	2,196,905	21,680,900		8,092,221		4,407,015		9,402,308
Net Asset Value Per Share	$12.86	$17.01		$16.87		$28.83		$35.23
Class Y Shares:
Net Assets	$34,717,165	$116,271,260		$65,364,297		$40,721,090		$107,709,678
Shares Outstanding (unlimited authorized shares of $.01 par value)	2,707,079	6,845,829		3,913,438		1,421,216		3,072,366
Net Asset Value Per Share	$12.82	$16.98		$16.70		$28.65		$35.06

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Assets and Liabilities continued
For the year ended December 31, 2007

	S&P 500 Index	Global Advantage		Aggressive Equity	Strategist
Assets:
Investments in securities, at value*	$212,433,385	$24,777,560		$52,451,283	$260,031,458	†
Investments in affiliates, at value**	6,447,530	—		3,495,416	51,603,709
Cash	—	41,200	††	—	—
Receivable for:
Investments sold	187,448	200,016		—	—
Shares of beneficial interest sold	417,427	18,629		15,729	87,741
Dividends	321,799	10,935		11,890	270,901
Interest	—	—		—	448,230
Foreign withholding taxes reclaimed	—	12,783		—	—
Principal paydowns	—	—		—	—
Periodic interest on swap contracts	—	—		—	188,570
Dividends and interests from affiliates	6,842	418		14,395	213,103
Unrealized appreciation on open forward foreign currency contracts	—	—		—	—
Unrealized appreciation on open swap contracts	—	—		—	1,100,806
Prepaid expenses and other assets	7,727	2,524		3,875	27,880
Total Assets	219,822,158	25,064,065		55,992,588	313,972,398
Liabilities:
Collateral on securities loaned at value	—	—		—	5,902,254
Written call options outstanding, at value	—	—		—	—
Unrealized depreciation on open swap contracts	—	—		—	1,915
Payable for:
Investments purchased	117,596	—		—	912,787
Shares of beneficial interest redeemed	298,872	12,648		43,674	239,995
Variation margin	18,675	—		—	4,976
Distribution fee (Class Y)	33,013	2,188		6,392	18,987
Investment advisory fee	22,527	12,126		31,867	105,354
Administration fee	15,158	1,703		3,821	20,947
Premium received on open swap contracts	—	—		—	—
Periodic interest on swap contracts	—	—		—	99,274
Transfer agent fee	500	500		500	500
Payable to bank	—	38,230		—	—
Unrealized depreciation on open forward foreign currency contracts	—	—		—	—
Unrealized depreciation on open swap contracts	—	—		—	—
Swap contracts collateral due to brokers	—	—		—	680,000
Accrued expenses and other payables	56,521	26,673		34,678	69,452
Total Liabilities	562,862	94,068		120,932	8,056,441
Net Assets	$219,259,296	$24,969,997		$55,871,656	$305,915,957
Composition of Net Assets:
Paid-in-capital	$172,328,826	$35,747,632		$70,769,438	$215,874,056
Accumulated undistributed net investment income (loss)	3,748,975	167,415		109,559	364,570
Accumulated undistributed net realized gain (loss)	(32,930,514)	(17,541,159)		(28,096,971)	24,561,340
Net unrealized appreciation (depreciation)	76,112,009	6,596,109		13,089,630	65,115,991
Net Assets	$219,259,296	$24,969,997		$55,871,656	$305,915,957
* Cost	$136,994,969	$18,182,733		$39,361,637	$197,151,908
** Affiliated Cost	$5,747,067	$—		$3,495,416	$50,519,040
Class X Shares:
Net Assets	$66,275,622	$14,734,004		$26,034,877	$217,264,669
Shares Outstanding (unlimited authorized shares of $.01 par value)	4,922,364	1,240,484		1,465,041	13,971,536
Net Asset Value Per Share	$13.46	$11.88		$17.77	$15.55
Class Y Shares:
Net Assets	$152,983,674	$10,235,993		$29,836,779	$88,651,288
Shares Outstanding (unlimited authorized shares of $.01 par value)	11,450,248	866,503		1,706,286	5,709,928
Net Asset Value Per Share	$13.36	$11.81		$17.49	$15.53

†  Includes securities loaned at value of $5,712,347.

††  Includes foreign currency with cost of $40,715.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2007

	Money Market	Limited Duration	Income Plus	High Yield
Investment Income:
Income
Interest	$12,117,075	$7,287,660	$20,034,403	$3,997,889
Interest and dividends from affiliates	—	236,382	809,901	34,131
Income from securities loaned - net	—	—	—	12,173
Dividends†	—	—	—	—
Total Income	12,117,075	7,524,042	20,844,304	4,044,193
†Net of foreign withholding taxes	—	—	—	—-
Expenses
Investment advisory fee	1,021,812	416,148	1,570,888	221,800
Administration fee	113,535	110,973	299,217	42,248
Distribution fee (Class Y shares)	261,883	271,243	511,322	69,852
Professional fees	37,372	39,707	48,675	304,214
Transfer agent fees and expenses	500	500	500	500
Shareholder reports and notices	29,090	18,640	34,698	26,260
Trustees' fees and expenses	3,896	2,354	6,402	954
Custodian fees	21,827	44,512	55,295	5,944
Other	17,163	25,566	40,157	19,964
Total Expenses	1,507,078	929,643	2,567,154	691,736
Less: amounts waived/reimbursed	—	(4,319)	(17,158)	(717)
Net Expenses	1,507,078	925,324	2,549,996	691,019
Net Investment Income	10,609,997	6,598,718	18,294,308	3,353,174
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(313,395)	(228,538)	1,357,363	378,719
Investments in affiliates	—	(4,536)	—	—
Futures contracts	—	57,681	(6,948,486)	(82,003)
Option contracts	—	—	—	—
Swap contracts	—	(40,457)	(469,070)	114,962
Foreign exchange transactions	—	—	6,913	(52,766)
Net Realized Gain (Loss)	(313,395)	(215,850)	(6,053,280)	358,912
Net Increase from payments by affiliate (Note 4)	313,301	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	—	(3,049,582)	(575,709)	(2,052,385)
Investments in affiliates	—	27,876	—	—
Futures contracts	—	90,572	717,513	20,512
Swap contracts	—	501,439	8,530,839	236,491
Option contracts	—	—	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	—	—	(989)	12,220
Net Change in Unrealized Appreciation/Depreciation	—	(2,429,695)	8,671,654	(1,783,162)
Net Gain (Loss)	(94)	(2,645,545)	2,618,374	(1,424,250)
Net Increase	$10,609,903	$3,953,173	$20,912,682	$1,928,924

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2007

	Utilities	Income Builder	Dividend Growth	Global Dividend Growth	European Equity
Investment Income:
Income
Interest	$93,800	$913,361	$339,604	$45,165	$22,031
Interest and dividends from affiliates	86,425	134,580	981,880	40,388	45,540
Income from securities loaned - net	33,382	—	—	164,053	160,763
Dividends†	4,336,331	1,278,606	8,983,261	5,523,563	4,668,714
Total Income	4,549,938	2,326,547	10,304,745	5,773,169	4,897,048
†Net of foreign withholding taxes	(22,841)	(25,931)	(38,071)	(313,952)	(511,485)
Expenses
Investment advisory fee	995,719	490,249	2,655,472	1,521,671	1,561,818
Administration fee	139,750	58,537	446,280	181,692	143,615
Distribution fee (Class Y shares)	84,262	102,823	325,244	181,243	110,007
Professional fees	38,938	31,334	36,348	43,684	40,667
Transfer agent fees and expenses	500	500	500	500	500
Shareholder reports and notices	30,506	11,680	48,083	28,083	27,554
Trustees' fees and expenses	2,852	1,716	10,111	3,843	3,017
Custodian fees	10,909	22,786	28,975	52,167	65,396
Other	13,272	8,435	37,629	24,611	22,296
Total Expenses	1,316,708	728,060	3,588,642	2,037,494	1,974,870
Less: amounts waived/reimbursed	(1,887)	(1,158)	(2,512)	(756)	(70,335)
Net Expenses	1,314,821	726,902	3,586,130	2,036,738	1,904,535
Net Investment Income	3,235,117	1,599,645	6,718,615	3,736,431	2,992,513
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	24,915,472	7,256,837	36,767,850	29,877,786	24,150,394
Investments in affiliates	—	267,151	509,002	—	—
Futures contracts	—	—	—	—	—
Option contracts	—	—	95,410	—	—
Swap contracts	—	—	—	—	—
Foreign exchange transactions	—	—	—	50,967	62,444
Net Realized Gain	24,915,472	7,523,988	37,372,262	29,928,753	24,212,838
Net increase from payments by affiliate (Note 4)	—	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	4,330,557	(6,257,912)	(9,642,512)	(17,311,530)	(974,550)
Investments in affiliates	—	(222,601)	(8,577,701)	—	—
Futures contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Option contracts	—	—	(41,755)	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	—	—	—	(10,903)	6,001
Net Change in Unrealized Appreciation/Depreciation	4,330,557	(6,480,513)	(18,261,968)	(17,322,433)	(968,549)
Net Gain	29,246,029	1,043,475	19,110,294	12,606,320	23,244,289
Net Increase	$32,481,146	$2,643,120	$25,828,909	$16,342,751	$26,236,802

See Notes to Financial Statements

	Equity	S&P 500 Index	Global Advantage	Aggressive Equity	Strategist
Investment Income:
Income
Interest	$241,511	$83,132	$7,588	$33,244	$5,381,233
Interest and dividends from affiliates	399,868	311,949	4,827	53,569	1,366,017
Income from securities loaned - net	—	—	—	—	179,742
Dividends†	4,948,136	4,489,571	396,102	630,696	4,495,911
Total Income	5,589,515	4,884,652	408,517	717,509	11,422,903
†Net of foreign withholding taxes	(216,131)	—	(25,661)	(27,158)	(40,124)
Expenses
Investment advisory fee	1,959,474	296,468	151,718	398,304	1,413,101
Administration fee	373,233	197,645	21,294	47,559	269,162
Distribution fee (Class Y shares)	281,485	425,199	26,583	78,350	241,767
Professional fees	41,292	29,469	29,309	29,358	50,778
Transfer agent fees and expenses	500	500	500	500	500
Shareholder reports and notices	47,607	31,121	9,640	16,692	25,446
Trustees' fees and expenses	7,709	4,175	472	989	5,665
Custodian fees	39,152	77,536	8,383	13,795	51,031
Other	53,595	41,839	10,432	9,247	35,041
Total Expenses	2,804,047	1,103,952	258,331	594,794	2,092,491
Less: amounts waived/reimbursed	(6,318)	(1,161)	(93)	(877)	(22,606)
Net Expenses	2,797,729	1,102,791	258,238	593,917	2,069,885
Net Investment Income	2,791,786	3,781,861	150,279	123,592	9,353,018
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	68,889,884	9,884,450	1,113,141	11,480,248	24,211,561
Investments in affiliates	—	288,858	—	—	780,451
Futures contracts	—	104,582	—	—	258,453
Option contracts	—	—	—	—	(49,567)
Swap contracts	—	—	—	—	(116,628)
Foreign exchange transactions	(120,223)	—	23,135	(14,084)	—
Net Realized Gain	68,769,661	10,277,890	1,136,276	11,466,164	25,084,270
Net increase from payments by affiliate (Note 4)	—	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	12,239,107	2,458,982	2,923,169	(898,735)	(5,774,265)
Investments in affiliates	—	(3,145,234)	—	—	(1,660,264)
Futures contracts	—	(36,191)	—	—	126,249
Swap contracts	—	—	—	—	1,096,773
Option contracts	—	—	—	—	41,233
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	3,117	—	(129)	(149)	—
Net Change in Unrealized Appreciation/Depreciation	12,242,224	(722,443)	2,923,040	(898,884)	(6,170,274)
Net Gain	81,011,885	9,555,447	4,059,316	10,567,280	18,913,996
Net Increase	$83,803,671	$13,337,308	$4,209,595	$10,690,872	$28,267,014

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,609,997	$10,871,727	$6,598,718	$6,376,847	$18,294,308	$19,658,577
Net realized gain (loss)	(313,395)	—	(215,850)	(531,114)	(6,053,280)	7,006,789
Net increase from payments by affiliate	313,301	—	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	(2,429,695)	529,782	8,671,654	(5,827,709)
Net Increase	10,609,903	10,871,727	3,953,173	6,375,515	20,912,682	20,837,657
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(5,857,356)	(6,425,257)	(1,566,053)	(1,792,986)	(8,970,194)	(10,526,033)
Class Y Shares	(4,752,646)	(4,446,503)	(5,390,079)	(5,393,378)	(10,354,285)	(10,245,949)
Net realized gain
Class X Shares	—	—	—	—	—	—
Class Y Shares	—	—	—	—	—	—
Paid-in-capital
Class X Shares	—	—	—	—	(34,465)	—
Class Y Shares	—	—	—	—	(39,783)	—
Total Dividends and Distributions	(10,610,002)	(10,871,760)	(6,956,132)	(7,186,364)	(19,398,727)	(20,771,982)
Net decrease from transactions in shares of beneficial interest	(21,984,382)	(7,302,059)	(18,581,228)	(19,216,585)	(43,135,641)	(39,015,940)
Total Decrease	(21,984,481)	(7,302,092)	(21,584,187)	(20,027,434)	(41,621,686)	(38,950,265)
Net Assets:
Beginning of period	234,986,011	242,288,103	148,864,505	168,891,939	394,274,547	433,224,812
End of Period	$213,001,530	$234,986,011	$127,280,318	$148,864,505	$352,652,861	$394,274,547
Accumulated Undistributed Net Investment Income (Loss)	$184	$189	$(469,635)	$(771,515)	$(2,017,428)	$(1,572,551)

See Notes to Financial Statements

	High Yield		Utilities
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,353,174	$4,226,504	$3,235,117	$3,559,044
Net realized gain (loss)	358,912	(5,740,707)	24,915,472	20,592,662
Net increase from payments by affiliate	—	—	—	—
Net change in unrealized appreciation/depreciation	(1,783,162)	7,184,042	4,330,557	8,312,994
Net Increase	1,928,924	5,669,839	32,481,146	32,464,700
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,650,929)	(2,186,136)	(2,621,400)	(2,967,100)
Class Y Shares	(1,782,057)	(2,227,621)	(539,363)	(602,490)
Net realized gain
Class X Shares	—	—	(14,149,868)	—
Class Y Shares	—	—	(3,381,848)	—
Paid-in-capital
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(3,432,986)	(4,413,757)	(20,692,479)	(3,569,590)
Net decrease from transactions in shares of beneficial interest	(11,109,031)	(13,360,805)	(23,527,408)	(39,349,557)
Total Decrease	(12,613,093)	(12,104,723)	(11,738,741)	(10,454,447)
Net Assets:
Beginning of period	58,671,528	70,776,251	177,026,050	187,480,497
End of Period	$46,058,435	$58,671,528	$165,287,309	$177,026,050
Accumulated Undistributed Net Investment Income (Loss)	$175,240	$146,531	$85,359	$11,005

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,599,645	$1,879,693	$6,718,615	$8,645,845	$3,736,431	$4,180,502
Net realized gain	7,523,988	5,189,455	37,372,262	158,673,711	29,928,753	22,878,082
Net increase from payments by affiliate	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation	(6,480,513)	3,621,449	(18,261,968)	(101,175,319)	(17,322,433)	20,256,749
Net Increase	2,643,120	10,690,597	25,828,909	66,144,237	16,342,751	47,315,333
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(878,041)	(967,031)	(5,284,397)	(7,037,672)	(2,966,972)	(3,431,090)
Class Y Shares	(1,027,306)	(1,084,514)	(1,300,040)	(1,568,570)	(1,236,384)	(1,269,031)
Net realized gain
Class X Shares	(1,847,133)	—	—	—	(15,490,669)	(2,186,354)
Class Y Shares	(2,399,198)	—	—	—	(7,384,714)	(919,279)
Total Dividends and Distributions	(6,151,678)	(2,051,545)	(6,584,437)	(8,606,242)	(27,078,739)	(7,805,754)
Net decrease from transactions in shares of beneficial interest	(14,096,132)	(13,552,202)	(142,827,304)	(174,783,350)	(28,017,578)	(51,495,097)
Total Increase (Decrease)	(17,604,690)	(4,913,150)	(123,582,832)	(117,245,355)	(38,753,566)	(11,985,518)
Net Assets:
Beginning of period	80,566,160	85,479,310	608,590,806	725,836,161	240,612,728	252,598,246
End of Period	$62,961,470	$80,566,160	$485,007,974	$608,590,806	$201,859,162	$240,612,728
Accumulated Undistributed Net Investment Income (Loss)	$(319,944)	$(280,431)	$160,828	$26,650	$4,112,145	$4,192,294

See Notes to Financial Statements

	European Equity		Equity
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,992,513	$2,847,897	$2,791,786	$13,548
Net realized gain	24,212,838	36,596,753	68,769,661	105,582,591
Net increase from payments by affiliate	—	—	—	—
Net change in unrealized appreciation/depreciation	(968,549)	9,383,869	12,242,224	(87,240,446)
Net Increase	26,236,802	48,828,519	83,803,671	18,355,693
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(2,252,570)	(2,468,499)	(1,859,792)	—
Class Y Shares	(633,844)	(635,684)	(138,094)	—
Net realized gain
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(2,886,414)	(3,104,183)	(1,997,886)	—
Net decrease from transactions in shares of beneficial interest	(43,195,990)	(42,459,254)	(127,317,765)	(143,355,879)
Total Increase (Decrease)	(19,845,603)	3,265,082	(45,511,980)	(125,000,186)
Net Assets:
Beginning of period	187,637,265	184,372,183	484,464,665	609,464,851
End of Period	$167,791,663	$187,637,265	$438,952,685	$484,464,665
Accumulated Undistributed Net Investment Income (Loss)	$3,052,295	$2,883,752	$684,038	$10,361

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	S&P 500 Index		Global Advantage
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,781,861	$4,050,507	$150,279	$188,319
Net realized gain (loss)	10,277,890	(4,649,566)	1,136,276	3,843,961
Net increase from payments by affiliate	—	—	—	—
Net change in unrealized appreciation/depreciation	(722,443)	38,491,642	2,923,040	745,957
Net Increase	13,337,308	37,892,583	4,209,595	4,778,237
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,371,058)	(1,518,687)	(145,628)	(141,736)
Class Y Shares	(2,631,171)	(2,500,973)	(71,553)	(58,622)
Net realized gain
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(4,002,229)	(4,019,660)	(217,181)	(200,358)
Net decrease from transactions in shares of beneficial interest	(51,503,824)	(48,888,393)	(6,929,711)	(6,514,946)
Total Decrease	(42,168,745)	(15,015,470)	(2,937,297)	(1,937,067)
Net Assets:
Beginning of period	261,428,041	276,443,511	27,907,294	29,844,361
End of Period	$219,259,296	$261,428,041	$24,969,997	$27,907,294
Accumulated Undistributed Net Investment Income (Loss)	$3,748,975	$4,022,059	$167,415	$211,182

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$123,592	$(257,183)	$9,353,018	$9,166,369
Net realized gain (loss)	11,466,164	5,756,107	25,084,270	37,588,386
Net increase from payments by affiliate	—	—	—	—
Net change in unrealized appreciation/depreciation	(898,884)	(702,766)	(6,170,274)	5,100,717
Net Increase	10,690,872	4,796,158	28,267,014	51,855,472
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	—	—	(6,516,159)	(7,035,514)
Class Y Shares	—	—	(2,403,373)	(2,401,634)
Net realized gain
Class X Shares	—	—	(26,239,176)	(21,363,709)
Class Y Shares	—	—	(10,632,273)	(7,921,211)
Total Dividends and Distributions	—	—	(45,790,981)	(38,722,068)
Net decrease from transactions in shares of beneficial interest	(17,577,948)	(9,450,216)	(36,602,060)	(41,033,345)
Total Decrease	(6,887,076)	(4,654,058)	(54,126,027)	(27,899,941)
Net Assets:
Beginning of period	62,758,732	67,412,790	360,041,984	387,941,925
End of Period	$55,871,656	$62,758,732	$305,915,957	$360,041,984
Accumulated Undistributed Net Investment Income (Loss)	$109,559	$(1,194)	$364,570	$(410,525)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	78,177,992	109,246,644	507,726	665,672	2,023,873	1,343,320
Reinvestment of dividends and distributions	5,857,357	6,425,257	166,056	188,884	861,166	1,019,274
Redeemed	(105,247,574)	(127,333,937)	(1,434,868)	(1,762,052)	(5,591,286)	(7,329,366)
Net Decrease - Class X	(21,212,225)	(11,662,036)	(761,086)	(907,496)	(2,706,247)	(4,966,772)
Amount
Sold	$78,177,992	$109,246,644	$4,805,745	$6,329,126	$21,196,799	$13,895,567
Reinvestment of dividends and distributions	5,857,357	6,425,257	1,566,053	1,792,986	9,004,659	10,526,033
Redeemed	(105,247,574)	(127,333,937)	(13,579,613)	(16,752,031)	(58,516,308)	(75,585,703)
Net Decrease - Class X	$(21,212,225)	$(11,662,036)	$(7,207,815)	$(8,629,919)	$(28,314,850)	$(51,164,103)
Class Y Shares
Shares
Sold	83,425,440	76,887,209	1,289,909	1,629,699	2,141,895	3,964,215
Reinvestment of dividends and distributions	4,752,647	4,446,503	572,447	569,030	995,763	993,332
Redeemed	(88,950,244)	(76,973,735)	(3,064,843)	(3,313,425)	(4,548,984)	(3,787,698)
Net Increase (Decrease) - Class Y	(772,157)	4,359,977	(1,202,487)	(1,114,696)	(1,411,326)	1,169,849
Amount
Sold	$83,425,440	$76,887,209	$12,179,211	$15,487,495	$22,336,238	$40,971,454
Reinvestment of dividends and distributions	4,752,647	4,446,503	5,390,079	5,393,378	10,394,068	10,245,949
Redeemed	(88,950,244)	(76,973,735)	(28,942,703)	(31,467,539)	(47,551,097)	(39,069,240)
Net Increase (Decrease) - Class Y	$(772,157)	$4,359,977	$(11,373,413)	$(10,586,666)	$(14,820,791)	$12,148,163

See Notes to Financial Statements

	High Yield		Utilities
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	2,632,195	1,952,259	525,300	586,135
Reinvestment of dividends and distributions	1,431,218	1,912,342	856,257	168,646
Redeemed	(8,871,647)	(10,783,191)	(2,259,575)	(2,772,944)
Net Decrease - Class X	(4,808,234)	(6,918,590)	(878,018)	(2,018,163)
Amount
Sold	$3,059,133	$2,235,982	$10,749,137	$10,237,686
Reinvestment of dividends and distributions	1,650,929	2,186,136	16,771,268	2,967,100
Redeemed	(10,290,099)	(12,343,831)	(46,307,644)	(48,359,557)
Net Decrease - Class X	$(5,580,037)	$(7,921,713)	$(18,787,239)	$(35,154,771)
Class Y Shares
Shares
Sold	1,392,635	1,457,028	185,627	140,360
Reinvestment of dividends and distributions	1,543,844	1,945,922	200,450	34,212
Redeemed	(7,702,635)	(8,143,950)	(612,242)	(414,489)
Net Increase (Decrease) - Class Y	(4,766,156)	(4,741,000)	(226,165)	(239,917)
Amount
Sold	$1,616,253	$1,672,591	$3,780,195	$2,414,602
Reinvestment of dividends and distributions	1,782,057	2,227,621	3,921,211	602,490
Redeemed	(8,927,304)	(9,339,304)	(12,441,575)	(7,211,878)
Net Increase (Decrease) - Class Y	$(5,528,994)	$(5,439,092)	$(4,740,169)	$(4,194,786)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	243,868	357,728	1,621,444	1,779,979	637,149	827,891
Reinvestment of dividends and distributions	204,327	75,653	307,269	454,831	1,059,566	365,957
Redeemed	(840,522)	(1,080,550)	(8,789,956)	(12,284,130)	(2,918,093)	(3,879,861)
Net Decrease - Class X	(392,327)	(647,169)	(6,861,243)	(10,049,320)	(1,221,378)	(2,686,013)
Amount
Sold	$3,273,569	$4,519,054	$27,873,604	$27,526,029	$11,256,989	$13,309,522
Reinvestment of dividends and distributions	2,725,174	967,031	5,284,397	7,037,672	18,457,641	5,617,444
Redeemed	(11,387,330)	(13,695,332)	(151,292,748)	(189,968,236)	(51,997,174)	(62,256,793)
Net Decrease - Class X	$(5,388,587)	$(8,209,247)	$(118,134,747)	$(155,404,535)	$(22,282,544)	$(43,329,827)
Class Y Shares
Shares
Sold	198,850	363,909	382,904	536,789	401,943	448,676
Reinvestment of dividends and distributions	257,429	84,940	75,671	101,496	499,195	143,590
Redeemed	(1,095,070)	(868,154)	(1,889,523)	(1,890,964)	(1,221,565)	(1,101,133)
Net Decrease - Class Y	(638,791)	(419,305)	(1,430,948)	(1,252,679)	(320,427)	(508,867)
Amount
Sold	$2,695,092	$4,612,483	$6,572,615	$8,270,594	$7,167,812	$7,221,398
Reinvestment of dividends and distributions	3,426,504	1,084,514	1,300,040	1,568,570	8,621,098	2,188,310
Redeemed	(14,829,141)	(11,039,952)	(32,565,212)	(29,217,979)	(21,523,944)	(17,574,978)
Net Decrease - Class Y	$(8,707,545)	$(5,342,955)	$(24,692,557)	$(19,378,815)	$(5,735,034)	$(8,165,270)

See Notes to Financial Statements

	European Equity		Equity
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	373,538	416,488	647,037	757,873
Reinvestment of dividends and distributions	80,134	113,651	55,328	—
Redeemed	(1,649,624)	(2,241,650)	(3,813,964)	(5,310,192)
Net Decrease - Class X	(1,195,952)	(1,711,511)	(3,111,599)	(4,552,319)
Amount
Sold	$10,254,962	$9,269,376	$21,275,599	$21,489,639
Reinvestment of dividends and distributions	2,252,570	2,468,499	1,859,792	—
Redeemed	(45,082,567)	(50,025,518)	(124,621,806)	(150,535,011)
Net Decrease - Class X	$(32,575,035)	$(38,287,643)	$(101,486,415)	$(129,045,372)
Class Y Shares
Shares
Sold	105,539	157,955	205,380	440,434
Reinvestment of dividends and distributions	22,662	29,416	3,942	—
Redeemed	(518,643)	(375,571)	(999,992)	(945,510)
Net Decrease - Class Y	(390,442)	(188,200)	(790,670)	(505,076)
Amount
Sold	$2,891,627	$3,520,364	$6,718,447	$12,444,856
Reinvestment of dividends and distributions	633,844	635,684	138,094	—
Redeemed	(14,146,426)	(8,327,659)	(32,687,891)	(26,755,363)
Net Decrease - Class Y	$(10,620,955)	$(4,171,611)	$(25,831,350)	$(14,310,507)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	S&P 500 Index		Global Advantage
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	628,816	642,185	173,049	170,833
Reinvestment of dividends and distributions	100,370	131,374	12,956	15,908
Redeemed	(2,302,191)	(3,343,367)	(618,917)	(720,544)
Net Decrease - Class X	(1,573,005)	(2,569,808)	(432,912)	(533,803)
Amount
Sold	$8,483,315	$7,714,656	$1,944,469	$1,568,635
Reinvestment of dividends and distributions	1,371,058	1,518,687	145,628	141,736
Redeemed	(31,154,539)	(40,271,797)	(6,917,578)	(6,669,546)
Net Decrease - Class X	$(21,300,166)	$(31,038,454)	$(4,827,481)	$(4,959,175)
Class Y Shares
Shares
Sold	737,259	1,577,433	69,686	68,199
Reinvestment of dividends and distributions	193,896	217,665	6,389	6,609
Redeemed	(3,174,327)	(3,268,404)	(266,423)	(243,567)
Net Increase (Decrease) - Class Y	(2,243,172)	(1,473,306)	(190,348)	(168,759)
Amount
Sold	$9,857,520	$18,740,921	$794,956	$626,138
Reinvestment of dividends and distributions	2,631,171	2,500,973	71,553	58,622
Redeemed	(42,692,349)	(39,091,833)	(2,968,739)	(2,240,531)
Net Increase (Decrease) - Class Y	$(30,203,658)	$(17,849,939)	$(2,102,230)	$(1,555,771)

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006	For The Year Ended December 31, 2007	For The Year Ended December 31, 2006
Class X Shares
Shares
Sold	136,153	314,499	1,061,523	1,002,717
Reinvestment of dividends and distributions	—	—	2,112,775	1,826,116
Redeemed	(739,389)	(943,211)	(4,818,916)	(5,270,272)
Net Decrease - Class X	(603,236)	(628,712)	(1,644,618)	(2,441,439)
Amount
Sold	$2,266,135	$4,474,299	$17,359,396	$16,261,262
Reinvestment of dividends and distributions	—	—	32,755,335	28,399,223
Redeemed	(12,096,302)	(13,406,950)	(78,617,026)	(86,096,128)
Net Decrease - Class X	$(9,830,167)	$(8,932,651)	$(28,502,295)	$(41,435,643)
Class Y Shares
Shares
Sold	186,518	379,729	441,792	667,001
Reinvestment of dividends and distributions	—	—	842,764	665,111
Redeemed	(666,959)	(417,328)	(1,745,721)	(1,277,578)
Net Increase (Decrease) - Class Y	(480,441)	(37,599)	(461,165)	54,534
Amount
Sold	$3,026,234	$5,309,981	$7,210,062	$10,938,732
Reinvestment of dividends and distributions	—	—	13,035,646	10,322,845
Redeemed	(10,774,015)	(5,827,546)	(28,345,473)	(20,859,279)
Net Increase (Decrease) - Class Y	$(7,747,781)	$(517,565)	$(8,099,765)	$402,298

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fourteen Portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Money Market	March 9, 1984	Global Dividend Growth	February 23, 1994

Limited Duration	May 4, 1999	European Equity	March 1, 1991

Income Plus	March 1, 1987	Equity	March 9, 1984

High Yield	March 9, 1984	S&P 500 Index	May 18, 1998

Utilities	March 1, 1990	Global Advantage	May 18, 1998

Income Builder	January 21, 1997	Aggressive Equity	May 4, 1999

Dividend Growth	March 1, 1990	Strategist	March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Metropolitan Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Limited Duration	Seeks to provide a high level of current income consistent with the preservation of capital.

Income Plus	Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. Government securities and other income securities and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

High Yield	Seeks, as its primary objective, to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

Utilities	Seeks both capital appreciation and current income .

Income Builder	Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital.

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

PORTFOLIO	INVESTMENT OBJECTIVE
Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Global Dividend	Seeks to provide reasonable current income and long-term growth of income and capital. Growth

European Equity	Seeks to maximize the capital appreciation of its investments.

Equity	Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

S&P 500 Index	Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500® Composite Stock Price Index.

Global Advantage	Seeks long-term capital growth.

Aggressive Equity	Seeks long-term capital growth.

Strategist	Seeks a high total investment return through a fully managed investment policy utilizing, equity, fixed income and money market securities and the writing of covered call and put options.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) futures are valued at the latest price published by the commodities exchange on which they trade; (8) when market quotations are not readily available, Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (and/or, in the case of Global Dividend Growth and European Equity, Morgan Stanley Investment Management Limited, (the "Sub Adviser")) determines that the latest sale price, the bid price or the mean between the last

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade ) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

underlying security and or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Transactions in written call options for the year ended December 31, 2007 for Dividend Growth were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written	2,537	$145,555
Options exercise	(55)	(9,460)
Options expired	(1,869)	(95,410)
Option written, outstanding at end of period	613	$40,685

F. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

PORTFOLIO	VALUE OF LOANED SECURITIES	VALUE OF COLLATERAL CASH
High Yield	$174,150	$187,000	(1)
Global Dividend	16,501,583	17,259,101
European Equity	6,482,849	6,895,123
Strategist	5,712,347	5,902,254	(1)

(1) The Portfolios received cash collateral which was subsequently invested in a Repurchase Agreement as reported in the Portfolio of Investments.

The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

I. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statements of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as an asset/liability on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as an asset/liability on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

J. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statements of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as an asset/liability on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

K. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

L. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

M. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

N. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolios' net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion and 0.22% to the portion of the daily net assets in excess of $1.25 billion.

High Yield — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.22% to the portion of the daily net assets in excess of $3 billion.

Utilities — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

$2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Income Builder — 0.67% to the portion of the daily net assets not exceeding $500 million and 0.645% to the portion of the daily net assets in excess of $500 million.

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Global Dividend Growth — 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.745% to the portion of the daily net assets in excess of $3 billion.

Equity — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

S&P 500 Index — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Global Advantage — 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of the daily net assets in excess of $1.5 billion.

Aggressive Equity — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

Strategist — 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets in excess of $1.5 billion.

Under the Sub-Advisory Agreements between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides Global Dividend Growth and European Equity with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid the Sub-Adviser compensation in the amounts of $732,543 and $777,766, respectively, for the year ended December 31, 2007.

The Investment Adviser has agreed to cap European Equity and S&P 500 Index's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc. (the "Administrator") has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses exceed 1.00% and 0.40%, respectively, of the average daily net assets of the Portfolio on an annualized basis. For the year ended December 31, 2007, the amounts waived and or reimbursed under such agreements were $69,499 and -0-, respectively.

Pursuant to an Administration Agreement with the Administrator, an affiliate of the Investment Adviser and Sub-Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to the Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Portfolios are reduced by an amount equal to the advisory and

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Notes to Financial Statements  ■  December 31, 2007 continued

administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Portfolios in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended December 31, 2007, the table below identifies, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, that amount by which that Portfolio's advisory fees was reduced in relation to that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions are recorded as income in the Statements of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	INVESTMENT ADVISORY FEE WAIVED
Limited Duration	$203,417	$4,319
Income Plus	809,901	17,158
High Yield	34,131	717
Utilities	86,425	1,887
Income Builder	64,455	1,158
Dividend Growth	151,266	2,512
Global Dividend Growth	40,388	756
European Equity	45,540	836
Equity	399,868	6,318
S&P 500 Index	62,606	1,161
Global Advantage	4,827	93
Aggressive Equity	53,569	877
Strategist	1,270,067	22,606

During the year ended December 31, 2007, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Limited Duration	$34,635,401	$26,522,627
Income Plus	217,541,003	210,597,533
High Yield	9,785,843	9,249,159
Utilities	24,479,798	22,570,468
Income Builder	15,411,110	12,397,268
Dividend Growth	96,801,720	85,455,896
Global Dividend Growth	43,399,735	43,105,193

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Notes to Financial Statements  ■  December 31, 2007 continued

PORTFOLIO	PURCHASES	SALES
European Equity	$27,144,558	$26,420,950
Equity	155,241,251	126,411,066
S&P 500 Index	26,543,525	24,798,415
Global Advantage	3,554,557	3,554,557
Aggressive Equity	19,859,049	16,363,633
Strategist	84,089,891	34,908,087

Purchases and sales/prepayments/maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2007 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS/ MATURITIES	PURCHASES	SALES/PREPAYMENTS/ MATURITIES
Money Market	$26,738,273	$17,944,798	$2,480,167,423	$2,518,600,937
Limited Duration	16,998,099	42,112,952	48,921,927	46,650,248
Income Plus	268,971,708	282,032,018	169,376,283	104,843,178
High Yield	999,883	—	12,326,828	22,810,162
Utilities	—	—	14,064,300	52,630,651
Income Builder	—	—	22,730,953	42,910,552
Dividend Growth	—	—	263,563,193	379,735,642
Global Dividend Growth	—	—	84,422,718	132,577,900
European Equity	—	—	73,465,516	115,599,397
Equity	—	—	247,830,175	384,371,243
S&P 500 Index	—	—	7,390,213	56,397,433
Global Advantage	—	—	4,658,540	11,023,543
Aggressive Equity	—	—	32,582,435	51,593,389
Strategist	33,274,180	50,776,400	63,709,775	109,036,160

On October 23, 2007, a security owned by the Money Market Portfolio ("Portfolio") was subject to a credit downgrade by a rating agency. As a result of this downgrade, the Adviser determined that the security was no longer an eligible security for the Portfolio to own. As a result, the Adviser purchased the security from the Portfolio at amortized cost plus accrued interest. Prior to the purchase, the Portfolio owned $3,000,000 par value of this security. Had this security been sold to a third party, the Portfolio would have realized a loss of approximately $299,893. As a result, this estimated loss along with an offsetting payment from the Adviser has been reflected in the Statement of Operations and Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Adviser, had no impact on the Portfolio's net assets, net asset value per share or net investment income.

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Notes to Financial Statements  ■  December 31, 2007 continued

On November 23, 2007, the Adviser purchased at amortized cost from the Money Market Portfolio ("Portfolio"), a security with a par value of $1,077,000. Although this security remained eligible under SEC Rule 2a-7 to be held by the Portfolio, due to deterioration in the assets underlying this holding, the Adviser believed it appropriate to eliminate the Portfolio's exposure to this security by purchasing it from the Portfolio at amortized cost. The Adviser sought and received "no action" relief from the SEC staff. Had this security been sold to a third party, the Portfolio would have realized a loss of approximately $13,408. As a result, this estimated loss along with offsetting payments from the Adviser has been reflected in the Statement of Operations and Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Adviser, had no impact on the Portfolio's net assets, net asset value per share or net investment income.

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	PURCHASES	SALES/ MATURITIES	NET REALIZED GAINS(LOSS)	INCOME	VALUE
Limited Duration	Met Life Global	$757,342	$687,522	$(4,536)	$32,965	$776,616
Income Builder	MetLife, Inc.	—	1,264,651	267,151	70,125	125,419
Dividend Growth	Citigroup Inc.*	3,771,352	10,477,100	366,581	797,569	8,901,037
	MetLife, Inc.	195,871	814,342	142,421	33,045	2,751,641
S&P 500 Index	Allstate Corp. (The)	—	174,850	60,368	16,990	502,975
	MetLife, Inc.	—	187,481	82,202	9,627	769,634
	Morgan Stanley	—	288,277	67,715	22,853	950,669
	Citigroup Inc.*	25,609	749,703	78,573	199,873	2,479,142
Strategist	Allstate Corp. (The)	—	1,228,636	780,451	95,950	2,421,905

* Citigroup Inc. is an affiliate of Dividend Growth and S&P 500 Index only.

The following Portfolios had transactions with other Morgan Stanley funds during the year ended December 31, 2007:

	PURCHASES	SALES	NET REALIZED GAINS
Money Market	—	$4,072,521	—
Dividend Growth	$3,847,003	—	—
Global Dividend Growth	566,202	6,312,739	$167,659
Equity	8,593,696	40,443,454	8,640,005
European Equity	443,147	600,071	21,705
Global Advantage	9,899	—	—
Aggressive Equity	1,695,689	7,514,786	2,512,020
Income Builder	166,009	—	—
S&P 500 Index	—	37,400	8,901

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Notes to Financial Statements  ■  December 31, 2007 continued

For the year ended December 31, 2007, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

UTILITIES	DIVIDEND GROWTH	EQUITY	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	INCOME BUILDER	STRATEGIST
$6,205	$72,018	$27,430	$1,015	$3,547	$422	$31,537

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation . The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Aggregate pension costs for the year ended December 31, 2007, included in Trustees' fees and expenses in the Statements of Operations and the accrued pension liability included in accrued expenses in the Statements of Assets and Liabilities are as follows:

AGGREGATE PENSION COSTS

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	UTILITIES	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$481	$314	$807	$150	$325	$95	$1,573	$456
	EUROPEAN EQUITY	EQUITY	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
	$372	$1,164	$460	$58	$113	$606

ACCRUED PENSION LIABILITY

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	UTILITIES	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$12,033	$232	$7,806	$3,988	$6,056	$965	$12,296	$1,469
	EUROPEAN EQUITY	EQUITY	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
	$1,851	$7,409	$332	$546	$1,005	$8,707

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Notes to Financial Statements  ■  December 31, 2007 continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2006 and December 31, 2007 for all portfolios was primarily the same as the book character shown on the Statement of Changes in Net Assets except as follows:

	GLOBAL DIVIDEND GROWTH	STRATEGIST
	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Ordinary income	$4,991,725	$11,796,636	$9,470,898
Long-term capital gains	22,087,014	33,994,345	29,251,170
Total distributions	$27,078,739	$45,790,981	$38,722,068

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Notes to Financial Statements  ■  December 31, 2007 continued

As of December 31, 2007, the tax-basis components of accumulated earnings (losses) were as follows:

	LIMITED DURATION	INCOME PLUS	HIGH YIELD	UTILITIES	INCOME BUILDER
Undistributed ordinary income	$12,583	$—	$273,329	$1,555,380	$573,724
Undistributed long-term gains	—	—	—	23,418,240	6,929,022
Net accumulated earnings	12,583	—	273,329	24,973,620	7,502,746
Capital loss carryforward*	(10,462,725)	(22,143,867)	(245,802,967)	—	—
Post-October losses	(38,787)	(680,621)	(4,090)	—	(262,739)
Temporary differences	421	(12,043)	(273,148)	(7,309)	(2,379)
Net unrealized appreciation (depreciation)	(4,422,264)	9,031,637	(59,556,907)	82,816,869	6,078,679
Total accumulated earnings (losses)	$(14,910,772)	$(13,804,894)	$(305,363,783)	$107,783,180	$13,316,307
	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH	EUROPEAN EQUITY	EQUITY	S&P 500 INDEX
Undistributed ordinary income	$177,167	$6,807,377	$9,990,450	$808,673	$3,731,544
Undistributed long-term gains	—	26,904,033	14,958,794	—	—
Net accumulated earnings	177,167	33,711,410	24,949,244	808,673	3,731,544
Foreign tax credit pass-through	—	218,511	353,629	—	—
Capital loss carryforward*	(155,032,470)	—	—	(328,623,926)	(29,530,077)
Post-October losses	(290,364)	—	—	(114,019)	—
Temporary differences	(16,875)	(221,646)	(356,770)	(11,024)	(2,136)
Net unrealized appreciation	63,407,830	58,807,572	47,857,377	83,059,077	72,731,139
Total accumulated earnings (losses)	$(91,754,712)	$92,515,847	$72,803,480	$(244,881,219)	$46,930,470

	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
Undistributed ordinary income	$169,728	$125,749	$240,243
Undistributed long-term gains	—	—	24,820,703
Net accumulated earnings	169,728	125,749	25,060,946
Foreign tax credit pass-through	22,063	—	—
Capital loss carryforward*	(17,539,015)	(28,088,984)	—
Post-October losses	—	(14,807)	—
Temporary differences	(22,807)	(1,427)	(11,281)
Net unrealized appreciation	6,592,396	13,081,687	64,992,236
Total accumulated earnings (losses)	$(10,777,635)	$(14,897,782)	$90,041,901

*As of December 31, 2007, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

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Notes to Financial Statements  ■  December 31, 2007 continued

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2008	2009	2010	2011	2012	2013	2014	2015	TOTAL
Limited Duration	—	—	$328	$1,546	$4,026	$1,267	$2,233	$1,063	$10,463
Income Plus	—	—	16,864	—	—	—	—	5,280	22,144
High Yield	$7,524	$47,273	63,495	81,458	24,098	15,736	6,219	—	245,803
Dividend Growth	—	—	106,810	48,222	—	—	—	—	155,032
Equity	—	197,818	130,806	—	—	—	—	—	328,624
S & P 500 Index	—	—	10,905	—	3,450	9,726	5,449	—	29,530
Global Advantage	—	3,367	14,172	—	—	—	—	—	17,539
Aggressive Equity	—	15,004	13,085	—	—	—	—	—	28,089

During the year ended December 31, 2007, the following Portfolios utilized net capital loss carryforwards: High Yield — $242,155; Dividend Growth — $36,229,244; European Equity — $2,274,243; Equity — $68,973,415; S&P 500 Index — $10,087,522; Global Advantage — $1,113,136; Aggressive Equity — $11,478,613.

At December 31, 2007, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

	TEMPORARY DIFFERENCES		PERMANENT DIFFERENCES
	POST- OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES	FOREIGN CURRENCY GAINS/LOSSES	GAINS/ LOSSES ON PAYDOWNS
Limited Duration	•			•
Income Plus	•		•	•
High Yield	•		•	•
Utilities		•
Income Builder	•	•
Dividend Growth	•	•
Global Dividend Growth		•	•
European Equity		•	•
Equity	•	•	•
S & P 500 Index		•
Global Advantage		•	•
Aggressive Equity	•	•	•
Strategist		•

Additionally, the following Portfolios had other temporary differences: High Yield — income from the mark-to-market of forward foreign currency contracts; Limited Duration, Income Plus, High Yield,

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Notes to Financial Statements  ■  December 31, 2007 continued

S&P 500 Index, Strategist — capital gain/loss from the mark-to-market of futures contracts and/or options contracts; High Yield — income on bonds in default; Income Plus, Strategist — capital loss deferral on straddles. The following Portfolios had other permanent differences: High Yield — expired capital loss carryforward; Income Builder, S&P 500 Index — tax adjustments on real estate investment trusts and/or convertible preferred stock held/sold, Global Dividend Growth — tax adjustments on passive foreign investment companies sold. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Income Plus, High Yield, Income Builder and Strategist. The following Portfolios had temporary and/or permanent differences attributable to tax adjustment on swaps: Limited Duration, Income Plus, High Yield and Strategist.

The permanent differences resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2007:

	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Limited Duration	$659,294	$(659,294)	—
Income Plus	585,294	(585,294)	—
High Yield	108,521	10,435,568	$(10,544,089)
Income Builder	266,189	(266,189)	—
Global Dividend Growth	386,776	(386,776)	—
European Equity	62,444	(62,444)	—
Equity	(120,223)	120,223	—
S&P 500 Index	(52,716)	52,716	—
Global Advantage	23,135	(23,135)	—
Aggressive Equity	(12,839)	14,084	(1,245)
Strategist	341,609	(341,609)	—

6. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of

Morgan Stanley Variable Investment Series

Notes to Financial Statements  ■  December 31, 2007 continued

an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these futures contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Certain Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statements of Assets and Liabilities

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

At December 31, 2007, European Equity's investments in securities of issuers in the United Kingdom and Switzerland represented 33.1% and 15.5%, respectively, of the Portfolio's net assets. Global Dividend Growth's investments in securities of issuers in the United Kingdom represented 20.1% of the Portfolio's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

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Notes to Financial Statements  ■  December 31, 2007 continued

At December 31, 2007, Global Dividend Growth and European Equity cash balances consisted principally of interest bearing deposits with JPMorgan Chase & Co., the custodian of each Portfolio.

7. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

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Morgan Stanley Variable Investment Series

Financial Highlights

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2003	$1.00	$0.007	—	$0.007	$(0.007)**	—	$(0.007)
2004	1.00	0.009	—	0.009	(0.009)**	—	(0.009)
2005	1.00	0.030	—	0.030	(0.030)	—	(0.030)
2006	1.00	0.045	$0.005	0.050	(0.050)	—	(0.050)
2007	1.00	0.050	—	0.050	(0.050)	—	(0.050)
CLASS Y SHARES
2003	1.00	0.004	—	0.004	(0.004)**	—	(0.004)
2004	1.00	0.006	—	0.006	(0.006)**	—	(0.006)
2005	1.00	0.030	—	0.030	(0.030)	—	(0.030)
2006	1.00	0.043	(0.003)	0.040	(0.040)	—	(0.040)
2007	1.00	0.050	—	0.050	(0.050)	—	(0.050)
LIMITED DURATION CLASS X SHARES
2003	10.17	0.21	0.01	0.22	(0.38)	—	(0.38)
2004	10.01	0.28	(0.14)	0.14	(0.41)	—	(0.41)
2005	9.74	0.31	(0.13)	0.18	(0.38)	—	(0.38)
2006	9.54	0.40	0.00	0.40	(0.45)	—	(0.45)
2007	9.49	0.47	(0.19)	0.28	(0.50)	—	(0.50)
CLASS Y SHARES
2003	10.16	0.18	0.02	0.20	(0.36)	—	(0.36)
2004	10.00	0.25	(0.14)	0.11	(0.38)	—	(0.38)
2005	9.73	0.28	(0.14)	0.14	(0.35)	—	(0.35)
2006	9.52	0.37	0.01	0.38	(0.42)	—	(0.42)
2007	9.48	0.44	(0.19)	0.25	(0.47)	—	(0.47)
INCOME PLUS CLASS X SHARES
2003	10.47	0.56	0.30	0.86	(0.60)	—	(0.60)
2004	10.73	0.55	(0.01)	0.54	(0.59)	—	(0.59)
2005	10.68	0.51	(0.15)	0.36	(0.55)	—	(0.55)
2006	10.49	0.51	0.05	0.56	(0.54)	—	(0.54)
2007	10.51	0.53	0.08	0.61	(0.56)‡‡	—	(0.56)
CLASS Y SHARES
2003	10.46	0.54	0.29	0.83	(0.58)	—	(0.58)
2004	10.71	0.52	0.01	0.53	(0.57)	—	(0.57)
2005	10.67	0.48	(0.16)	0.32	(0.52)	—	(0.52)
2006	10.47	0.49	0.05	0.54	(0.52)	—	(0.52)
2007	10.49	0.50	0.08	0.58	(0.53)‡‡	—	(0.53)

See Notes to Financial Statements

					RATIOS TO AVERAGE NET ASSETS***
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES	NET INVESTMENT INCOME	PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2003	$1.00	0.67%		$251,779	0.52%	0.69%	N/A
2004	1.00	0.87		178,600	0.53	0.85	N/A
2005	1.00	2.79		144,352	0.54	2.74	N/A
2006	1.00	4.61		132,690	0.55	4.53	N/A
2007	1.00	4.93	(1)	111,478	0.55	4.79	N/A
CLASS Y SHARES
2003	1.00	0.42		93,808	0.77	0.44	N/A
2004	1.00	0.62		89,917	0.78	0.60	N/A
2005	1.00	2.53		97,936	0.79	2.49	N/A
2006	1.00	4.35		102,296	0.80	4.28	N/A
2007	1.00	4.67	(1)	101,524	0.80	4.54	N/A
LIMITED DURATION CLASS X SHARES
2003	10.01	2.23		64,576	0.51	2.02	215%
2004	9.74	1.42		52,784	0.49	2.77	128
2005	9.54	1.87		42,872	0.45	3.17	56
2006	9.49	4.28		34,047	0.47	4.18	51
2007	9.27	2.95		26,214	0.47	4.95	49
CLASS Y SHARES
2003	10.00	1.98		125,616	0.76	1.77	215
2004	9.73	1.17		125,764	0.74	2.52	128
2005	9.52	1.51		126,020	0.70	2.92	56
2006	9.48	4.03		114,818	0.72	3.93	51
2007	9.26	2.80		101,066	0.72	4.70	49
INCOME PLUS CLASS X SHARES
2003	10.73	8.45		363,555	0.53	5.30	72
2004	10.68	5.23		296,246	0.54	5.18	28
2005	10.49	3.33		235,256	0.54	4.80	57
2006	10.51	5.69		183,594	0.56	4.95	38
2007	10.56	5.99		155,879	0.55	5.02	125
CLASS Y SHARES
2003	10.71	8.09		140,629	0.78	5.05	72
2004	10.67	5.07		176,054	0.79	4.93	28
2005	10.47	3.08		197,968	0.79	4.55	57
2006	10.49	5.34		210,681	0.81	4.70	38
2007	10.54	5.73		196,774	0.80	4.77	125

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME*	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
HIGH YIELD CLASS X SHARES
2003	$1.03	$0.16	$0.10	$0.26	$(0.11)	—	$(0.11)
2004	1.18	0.09	0.02	0.11	(0.09)	—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)	—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)	—	(0.08)
2007	1.16	0.08	(0.03)	0.05	(0.08)	—	(0.08)
CLASS Y SHARES
2003	1.03	0.15	0.11	0.26	(0.11)	—	(0.11)
2004	1.18	0.09	0.02	0.11	(0.09)	—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)	—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)	—	(0.08)
2007	1.16	0.07	(0.03)	0.04	(0.07)	—	(0.07)
UTILITIES CLASS X SHARES
2003	11.00	0.34	1.54	1.88	(0.35)	—	(0.35)
2004	12.53	0.34	2.21	2.55	(0.35)	—	(0.35)
2005	14.73	0.37	1.77	2.14	(0.37)	—	(0.37)
2006	16.50	0.36	2.95	3.31	(0.37)	—	(0.37)
2007	19.44	0.39	3.38	3.77	(0.39)	$(2.16)	(2.55)
CLASS Y SHARES
2003	10.99	0.31	1.55	1.86	(0.32)	—	(0.32)
2004	12.53	0.31	2.20	2.51	(0.32)	—	(0.32)
2005	14.72	0.33	1.77	2.10	(0.33)	—	(0.33)
2006	16.49	0.32	2.95	3.27	(0.33)	—	(0.33)
2007	19.43	0.34	3.38	3.72	(0.34)	(2.16)	(2.50)
INCOME BUILDER CLASS X SHARES
2003	9.38	0.32	1.60	1.92	(0.32)	—	(0.32)
2004	10.98	0.34	0.84	1.18	(0.42)	—	(0.42)
2005	11.74	0.29	0.52	0.81	(0.33)	—	(0.33)
2006	12.22	0.33	1.38	1.71	(0.34)	—	(0.34)
2007	13.59	0.31	0.15	0.46	(0.38)	(0.81)	(1.19)
CLASS Y SHARES
2003	9.36	0.31	1.58	1.89	(0.30)	—	(0.30)
2004	10.95	0.32	0.83	1.15	(0.39)	—	(0.39)
2005	11.71	0.26	0.53	0.79	(0.30)	—	(0.30)
2006	12.20	0.30	1.37	1.67	(0.31)	—	(0.31)
2007	13.56	0.28	0.14	0.42	(0.35)	(0.81)	(1.16)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS***
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN†	NET ASSETS END OF PERIOD (000'S)	EXPENSES	NET INVESTMENT INCOME	PORTFOLIO TURNOVER RATE
HIGH YIELD CLASS X SHARES
2003	$1.18	27.73%	$56,162	0.70%	14.09%	59%
2004	1.20	9.84	48,990	0.66	7.60	55
2005	1.14	2.18	35,226	0.87	6.81	48
2006	1.16	9.29	27,907	0.95	6.78	23
2007	1.13	4.17	21,625	1.18	6.48	26
CLASS Y SHARES
2003	1.18	27.43	35,306	0.95	13.84	59
2004	1.20	9.56	39,547	0.91	7.35	55
2005	1.14	1.92	35,551	1.12	6.56	48
2006	1.16	9.01	30,764	1.20	6.53	23
2007	1.13	3.90	24,433	1.43	6.23	26
UTILITIES CLASS X SHARES
2003	12.53	17.34	175,191	0.70	2.94	35
2004	14.73	20.66	168,148	0.69	2.59	13
2005	16.50	14.62	154,413	0.70	2.31	29
2006	19.44	20.32	142,721	0.71	2.05	19
2007	20.66	20.34	133,507	0.70	1.90	8
CLASS Y SHARES
2003	12.53	17.17	25,933	0.95	2.69	35
2004	14.72	20.28	30,289	0.94	2.34	13
2005	16.49	14.35	33,068	0.95	2.06	29
2006	19.43	20.03	34,305	0.96	1.80	19
2007	20.65	20.04	31,780	0.95	1.65	8
INCOME BUILDER CLASS X SHARES
2003	10.98	20.84	51,890	0.84	3.26	62
2004	11.74	10.96	49,126	0.82	3.07	38
2005	12.22	6.96	39,562	0.84	2.47	27
2006	13.59	14.21	35,195	0.83	2.61	19
2007	12.86	3.21	28,244	0.85	2.31	32
CLASS Y SHARES
2003	10.95	20.51	42,443	1.09	3.04	62
2004	11.71	10.72	48,493	1.07	2.82	38
2005	12.20	6.71	45,918	1.09	2.22	27
2006	13.56	13.96	45,371	1.08	2.36	19
2007	12.82	2.86	34,717	1.10	2.06	32

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME*	NET REALIZED AND UNREALIZED GAIN	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
DIVIDEND GROWTH CLASS X SHARES
2003	$10.82	$0.22	$2.76	$2.98	$(0.23)	—	$(0.23)
2004	13.57	0.22	0.92	1.14	(0.23)	—	(0.23)
2005	14.48	0.19	0.61	0.80	(0.19)	—	(0.19)
2006	15.09	0.21	1.45	1.66	(0.22)	—	(0.22)
2007	16.53	0.22	0.48	0.70	(0.22)	—	(0.22)
CLASS Y SHARES
2003	10.81	0.19	2.75	2.94	(0.20)	—	(0.20)
2004	13.55	0.19	0.92	1.11	(0.20)	—	(0.20)
2005	14.46	0.15	0.62	0.77	(0.16)	—	(0.16)
2006	15.07	0.17	1.45	1.62	(0.18)	—	(0.18)
2007	16.51	0.17	0.48	0.65	(0.18)	—	(0.18)
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2003	9.87	0.18	2.94	3.12	(0.22)	—	(0.22)
2004	12.77	0.21	1.68	1.89	(0.20)	—	(0.20)
2005	14.46	0.27	0.63	0.90	(0.24)	—	(0.24)
2006	15.12	0.29	2.94	3.23	(0.33)	$(0.21)	(0.54)
2007	17.81	0.31	1.01	1.32	(0.36)	(1.90)	(2.26)
CLASS Y SHARES
2003	9.82	0.15	2.91	3.06	(0.20)	—	(0.20)
2004	12.68	0.18	1.66	1.84	(0.18)	—	(0.18)
2005	14.34	0.23	0.64	0.87	(0.21)	—	(0.21)
2006	15.00	0.25	2.91	3.16	(0.29)	(0.21)	(0.50)
2007	17.66	0.26	1.00	1.26	(0.32)	(1.90)	(2.22)
EUROPEAN EQUITY CLASS X SHARES
2003	12.97	0.17	3.57	3.74	(0.13)	—	(0.13)
2004	16.58	0.21	1.88	2.09	(0.20)	—	(0.20)
2005	18.47	0.30	1.28	1.58	(0.23)	—	(0.23)
2006	19.82	0.36	5.55	5.91	(0.39)	—	(0.39)
2007	25.34	0.47	3.48	3.95	(0.46)	—	(0.46)
CLASS Y SHARES
2003	12.91	0.13	3.56	3.69	(0.10)	—	(0.10)
2004	16.50	0.16	1.88	2.04	(0.17)	—	(0.17)
2005	18.37	0.25	1.26	1.51	(0.18)	—	(0.18)
2006	19.70	0.29	5.54	5.83	(0.34)	—	(0.34)
2007	25.19	0.40	3.46	3.86	(0.40)	—	(0.40)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS***
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN†	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
DIVIDEND GROWTH CLASS X SHARES
2003	$13.57	27.89%	$865,039	0.59%		1.92%		42%
2004	14.48	8.46	737,801	0.58		1.60		43
2005	15.09	5.61	582,259	0.57		1.30		38
2006	16.53	11.09	471,931	0.59		1.37		114
2007	17.01	4.22	368,737	0.58		1.27		48
CLASS Y SHARES
2003	13.55	27.52	118,445	0.84		1.67		42
2004	14.46	8.21	139,777	0.83		1.35		43
2005	15.07	5.35	143,577	0.82		1.05		38
2006	16.51	10.83	136,660	0.84		1.12		114
2007	16.98	3.90	116,271	0.83		1.02		48
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2003	12.77	32.07	221,971	0.82		1.73		103
2004	14.46	14.93	213,836	0.81		1.58		21
2005	15.12	6.34	181,475	0.82		1.88		20
2006	17.81	21.94	165,864	0.83		1.80		24
2007	16.87	7.02	136,495	0.82		1.72		38
CLASS Y SHARES
2003	12.68	31.64	47,524	1.07		1.48		103
2004	14.34	14.65	67,522	1.05		1.34		21
2005	15.00	6.17	71,123	1.07		1.63		20
2006	17.66	21.60	74,749	1.08		1.55		24
2007	16.70	6.77	65,364	1.07		1.47		38
EUROPEAN EQUITY CLASS X SHARES
2003	16.58	29.03	198,424	1.04		1.26		95
2004	18.47	12.74	178,683	1.04		1.24		103
2005	19.82	8.69	144,969	1.02	(2)	1.60	(2)	61
2006	25.34	30.21	142,000	1.00	(2)	1.59	(2)	62
2007	28.83	15.59	127,071	1.00	(2)	1.73	(2)	41
CLASS Y SHARES
2003	16.50	28.70	36,568	1.29		1.01		95
2004	18.37	12.48	42,333	1.29		0.99		103
2005	19.70	8.36	39,404	1.27	(2)	1.35	(2)	61
2006	25.19	29.88	45,637	1.25	(2)	1.34	(2)	62
2007	28.65	15.34	40,721	1.25	(2)	1.48	(2)	41

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)*	NET REALIZED AND UNREALIZED GAIN	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
EQUITY CLASS X SHARES
2003	$17.78	$0.07	$3.97	$4.04	$(0.07)	—	$(0.07)
2004	21.75	0.09	2.33	2.42	(0.10)	—	(0.10)
2005	24.07	—	4.39	4.39	—	—	—
2006	28.46	0.02	1.15	1.17	—	—	—
2007	29.63	0.21	5.57	5.78	(0.18)	—	(0.18)
CLASS Y SHARES
2003	17.75	0.02	3.98	4.00	(0.03)	—	(0.03)
2004	21.72	0.05	2.31	2.36	(0.05)	—	(0.05)
2005	24.03	(0.06)	4.37	4.31	—	—	—
2006	28.34	(0.05)	1.14	1.09	—	—	—
2007	29.43	0.13	5.54	5.67	(0.04)	—	(0.04)
S&P 500 INDEX CLASS X SHARES
2003	8.04	0.12	2.11	2.23	(0.10)	—	(0.10)
2004	10.17	0.17	0.90	1.07	(0.10)	—	(0.10)
2005	11.14	0.18	0.33	0.51	(0.19)	—	(0.19)
2006	11.46	0.20	1.56	1.76	(0.20)	—	(0.20)
2007	13.02	0.23	0.45	0.68	(0.24)	—	(0.24)
CLASS Y SHARES
2003	8.00	0.09	2.10	2.19	(0.08)	—	(0.08)
2004	10.11	0.15	0.88	1.03	(0.08)	—	(0.08)
2005	11.06	0.15	0.33	0.48	(0.16)	—	(0.16)
2006	11.38	0.17	1.54	1.71	(0.17)	—	(0.17)
2007	12.92	0.20	0.46	0.66	(0.21)	—	(0.21)
GLOBAL ADVANTAGE CLASS X SHARES
2003	5.63	0.05	1.69	1.74	(0.07)	—	(0.07)
2004	7.30	0.06	0.85	0.91	(0.03)	—	(0.03)
2005	8.18	0.09	0.46	0.55	(0.02)	—	(0.02)
2006	8.71	0.07	1.53	1.60	(0.07)	—	(0.07)
2007	10.24	0.07	1.67	1.74	(0.10)	—	(0.10)
CLASS Y SHARES
2003	5.61	0.04	1.67	1.71	(0.05)	—	(0.05)
2004	7.27	0.04	0.85	0.89	(0.02)	—	(0.02)
2005	8.14	0.07	0.45	0.52	—	—	—
2006	8.66	0.05	1.53	1.58	(0.05)	—	(0.05)
2007	10.19	0.05	1.65	1.70	(0.08)	—	(0.08)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS***
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN†	NET ASSETS END OF PERIOD (000'S)	EXPENSES	NET INVESTMENT INCOME (LOSS)	PORTFOLIO TURNOVER RATE
EQUITY CLASS X SHARES
2003	$21.75	22.80%	$616,027	0.52%	0.38%	210%
2004	24.07	11.14	537,086	0.53	0.41	137
2005	28.46	18.16	485,662	0.53	0.02	72
2006	29.63	4.18	370,757	0.54	0.06	111
2007	35.23	19.54	331,243	0.54	0.66	55
CLASS Y SHARES
2003	21.72	22.55	100,400	0.77	0.13	210
2004	24.03	10.86	115,741	0.78	0.16	137
2005	28.34	17.89	123,803	0.78	(0.23)	72
2006	29.43	3.92	113,707	0.79	(0.19)	111
2007	35.06	19.24	107,710	0.79	0.41	55
S&P 500 INDEX CLASS X SHARES
2003	10.17	27.85	135,767	0.46	1.31	—
2004	11.14	10.59	130,944	0.33	1.69	4
2005	11.46	4.64	103,899	0.28	1.59	5
2006	13.02	15.56	84,545	0.28	1.67	4
2007	13.46	5.23	66,275	0.27	1.71	3
CLASS Y SHARES
2003	10.11	27.54	133,144	0.71	1.06	—
2004	11.06	10.29	166,085	0.58	1.44	4
2005	11.38	4.43	172,544	0.53	1.34	5
2006	12.92	15.21	176,883	0.53	1.42	4
2007	13.36	5.00	152,984	0.52	1.46	3
GLOBAL ADVANTAGE CLASS X SHARES
2003	7.30	31.12	25,598	0.93	0.87	98
2004	8.18	12.54	23,620	0.84	0.79	111
2005	8.71	6.80	19,227	0.92	1.09	89
2006	10.24	18.55	17,141	0.94	0.76	96
2007	11.88	17.09	14,734	0.87	0.66	18
CLASS Y SHARES
2003	7.27	30.75	9,308	1.18	0.62	98
2004	8.14	12.29	11,032	1.09	0.54	111
2005	8.66	6.44	10,618	1.17	0.84	89
2006	10.19	18.35	10,767	1.19	0.51	96
2007	11.81	16.68	10,236	1.12	0.41	18

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)*	NET REALIZED AND UNREALIZED GAIN	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
AGGRESSIVE EQUITY CLASS X SHARES
2003	$7.87	$0.01	$2.04	$2.05	$0.00 #	—	—
2004	9.92	(0.02)	1.28	1.26	0.00 ##	—	—
2005	11.18	(0.03)	2.62	2.59	—	—	—
2006	13.77	(0.04)	1.12	1.08	—	—	—
2007	14.85	0.06	2.86	2.92	—	—	—
CLASS Y SHARES
2003	7.84	(0.01)	2.03	2.02	—	—	—
2004	9.86	(0.04)	1.27	1.23	—	—	—
2005	11.09	(0.06)	2.58	2.52	—	—	—
2006	13.61	(0.07)	1.11	1.04	—	—	—
2007	14.65	0.02	2.82	2.84	—	—	—
STRATEGIST CLASS X SHARES
2003	12.36	0.18	3.03	3.21	(0.23)	—	$(0.23)
2004	15.34	0.28	1.30	1.58	(0.32)‡‡	—	(0.32)
2005	16.60	0.30	0.96	1.26	(0.32)	$(1.49)	(1.81)
2006	16.05	0.41	1.86	2.27	(0.44)	(1.35)	(1.79)
2007	16.53	0.46	0.92	1.38	(0.46)	(1.90)	(2.36)
CLASS Y SHARES
2003	12.35	0.14	3.03	3.17	(0.20)	—	(0.20)
2004	15.32	0.24	1.30	1.54	(0.28)‡‡	—	(0.28)
2005	16.58	0.26	0.96	1.22	(0.28)	(1.49)	(1.77)
2006	16.03	0.37	1.86	2.23	(0.40)	(1.35)	(1.75)
2007	16.51	0.42	0.92	1.34	(0.42)	(1.90)	(2.32)

  *  The per share amounts were computed using an average number of shares outstanding during the period.

  **  Includes capital gain distribution of less than $0.001.

  ***  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns world be lower.

  ‡‡  Includes distributions from paid-in-capital of $0.002.

  #  Distribution of investment income of less than $0.001.

  ##  Distribution of investment income of $0.001.

  (1)  The Adviser fully reimbursed the portfolio for losses incurred resulting from the disposal of investments. Without this reimbursement, the total returns were 4.79% and 4.52% for Class X and Y, respectively. See Note 4.

See Notes to Financial Statements

(2)  If the Portfolio had borne all its expenses that were reimbursed or waived by the Investment Advisor and Administrator, the annualized expense and net investment income ratios would have been as follows:

				RATIOS TO AVERAGE NET ASSETS***
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN†	NET ASSETS END OF PERIOD (000'S)	EXPENSES	NET INVESTMENT INCOME (LOSS)	PORTFOLIO TURNOVER RATE
AGGRESSIVE EQUITY CLASS X SHARES
2003	$9.92	26.06%	$42,363	0.87%	0.10%	195%
2004	11.18	12.71	38,347	0.85	(0.16)	185
2005	13.77	23.17	37,130	0.86	(0.29)	85
2006	14.85	7.84	30,720	0.85	(0.27)	59
2007	17.77	19.66	26,035	0.87	0.34	56
CLASS Y SHARES
2003	9.86	25.77	26,519	1.12	(0.15)	195
2004	11.09	12.47	27,793	1.10	(0.41)	185
2005	13.61	22.72	30,283	1.11	(0.54)	85
2006	14.65	7.64	32,039	1.10	(0.52)	59
2007	17.49	19.39	29,837	1.12	0.09	56
STRATEGIST CLASS X SHARES
2003	15.34	26.24	388,356	0.52	1.31	93
2004	16.60	10.37	345,215	0.53	1.79	55
2005	16.05	8.32	289,876	0.54	1.84	46
2006	16.53	15.01	258,164	0.55	2.53	36
2007	15.55	8.63	217,265	0.54	2.84	34
CLASS Y SHARES
2003	15.32	25.88	89,935	0.77	1.06	93
2004	16.58	10.12	99,165	0.78	1.54	55
2005	16.03	8.06	98,066	0.79	1.59	46
2006	16.51	14.75	101,878	0.80	2.28	36
2007	15.53	8.37	88,651	0.79	2.59	34

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME INCOME RATIO
June 1 through December 31, 2005
Class X	1.06%	1.56%
Class Y	1.31	1.31
December 31, 2006
Class X	1.07	1.52
Class Y	1.32	1.27
December 31, 2007
Class X	1.04	1.69
Class Y	1.29	1.44

Morgan Stanley Variable Investment Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Variable Investment Series:

We have audited the accompanying statements of assets and liabilities including the portfolio of investments of Morgan Stanley Variable Investment Series (the "Funds"), comprising the Money Market, Limited Duration, Income Plus, High Yield, Utilities, Income Builder, Dividend Growth, Global Dividend Growth, European Equity, Equity, S&P 500 Index, Global Advantage, Aggressive Equity Portfolio, and Strategist Portfolios', as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Variable Investment Series as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 27, 2008

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

(This page has been intentionally left blank.)

Trustees

Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and
Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Global Dividend Growth and European Equity)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, United Kingdom E14 4QA

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member FINRA

VARINANN
IU08-00980P-Y12/07

#40113A

Item 2.    Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.    Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$371,200		N/A

Non-Audit Fees
Audit-Related Fees		$(2)	$6,121,000	(2)
Tax Fees	$60,564	(3)	$964,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$60,564		$7,085,000

Total	$431,764		$7,085,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$360,200		N/A

Non-Audit Fees
Audit-Related Fees	$496	(2)	$5,162,000	(2)
Tax Fees	$63,306	(3)	$1,389,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$63,802		$6,551,000

Total	$424,002		$6,551,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)         Not applicable.

(g)        See table above.

(h)        The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.    Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.    Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008